File No. 333-16133*

811-4320

Securities and Exchange Commission

Washington, D.C. 20549

Form N-6

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number ____

☑	Post Effective Amendment Number 27

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 15

Ohio National Variable Account R

(Exact Name of Registrant)

Ohio National Life Assurance Corporation

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

1-800-366-6654

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to flexible premium variable life insurance contracts no longer being sold but for which additional premium payments are accepted and which are covered by earlier registration statements under File No. 2-98265, 2-98266, 33-09520 and 333-53350.

PROSPECTUS

Vari-Vest V

Individual, Flexible Premium Variable Life Insurance Policy
Issued by

Ohio National Life Assurance Corporation
Ohio National Variable Account R

One Financial Way ● Cincinnati, Ohio 45242 ● (800) 366-6654

This prospectus describes an individual, flexible premium variable life insurance policy (called the “policy”, or the “contract”) offered through Ohio National Variable Account R (“VAR”), a separate account of ours. We are Ohio National Life Assurance Corporation (“ONLAC”), a subsidiary of The Ohio National Life Insurance Company (“Ohio National Life”).

This policy provides life insurance protection. Although you may allocate your net premium payments to registered investment companies (called a “Fund” or the “Funds”), your premium payments are not an investment in a retail mutual fund. Each Fund may have several series or portfolios (“portfolios”) that use different investment strategies or invest in different securities. VAR is the registered shareholder of the Funds’ shares. VAR purchases portfolio shares in accordance with your premium allocation choices and maintains the shares in Subaccounts (“Subaccounts”) of VAR. We may use the term “portfolios” or “Subaccounts” interchangeably to refer to the underlying investment choices.

This policy (i) is not a deposit or obligation of a bank, (ii) is not guaranteed by a bank, (iii) is not insured by the FDIC or any other government agency, and (iv) may go down in value.

To learn more about ONLAC, this policy and Ohio National Life, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2013. We have incorporated the SAI into this prospectus by reference. You can request a free copy by contacting us, contacting your registered representative or by logging onto the Securities and Exchange Commission’s website at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You should retain this prospectus for future reference. For information related to the portfolios to which you may allocate premium payments, please refer to the current fund prospectuses which should accompany this prospectus.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. The company does not authorize any information or representations regarding the variable aspects of the policy described in this prospectus other than as contained in this prospectus, the fund prospectuses or the statements of additional information of the funds.

Although this is a life insurance policy, your variable universal life insurance policy is different from a whole-life or term-life insurance policy. You may allocate your net premium payments among up to 18 of the investment options we offer, including the General Account. However, you will not own the shares of the portfolio. VAR is the registered owner of the portfolio shares. The portfolios are registered mutual funds that sell their shares only to registered separate accounts that support variable life insurance policies and variable annuity contracts. Within VAR, we have established Subaccounts that invest in the shares of the portfolios based on Policyholders’ premium allocations. We have listed the available portfolios in this prospectus, along with their respective investment advisers or investment subadvisers. The accompanying Fund prospectuses contain important information that describe the portfolios in more detail. If you did not receive the Fund prospectuses, please contact us or your registered representative. Your policy’s Accumulation Value will reflect the investment performance of the portfolios you select and is not guaranteed.

May 1, 2013

Form 5560.5	1

TABLE OF CONTENTS

SUMMARY OF BENEFITS AND RISKS	3
Policy Benefits	3
Death Benefit	3
Death Benefit Guarantee	3
Loans	3
Surrender Privileges	3
Free Look/Right to Return the Policy	3
Variable Investment Choices	3
General Account	3
Flexibility/Allocation of Premiums	3
Transfers	3
Tax Benefits	4
Policy Risks	4
Liquidity Risk	4
Investment Performance	4
Termination or Lapse	4
Impact of Loans	4
Adverse Tax Consequences	4
Termination of the Death Benefit Guarantee	4
Portfolio Risks	4
FEE TABLES	5
Transaction Fees	5
Periodic Charges Other Than Portfolio Operating Expenses	6
Annual Portfolio Operating Expenses	8
GENERAL DESCRIPTION OF OHIO NATIONAL LIFE	8
Ohio National Life Assurance Corporation	8
Ohio National Variable Account R	8
The Ohio National Life Insurance Company	9
THE PORTFOLIOS	9
THE GENERAL ACCOUNT	14
General Description	14
Accumulation Value	14
Voting Rights	15
CHARGES	15
Premium Expense Charges	15
Federal Tax Charge	15
State Premium Tax	15
Monthly Deduction	15
Risk Charge	16
Surrender Charge	16
Transfer and Administrative Fees	17
Illustration Charge and Charge for Annual Report of Account Status	17
Loan Interest	17
Reinstatement Fee	17
Other Charges	17
GENERAL DESCRIPTION OF THE POLICY	18
Ownership Rights	18
Allocation of Premiums	18
Transfers	18
Electronic Access	19
Excessive Trading and Market Timing	19
Conversion	20
Modifying the Policy	21
Free Look Period	21
Free Look for Increases in Face Amount	21
State Variations	21
Withholding Payment after Premium Payment	22
Other Policies	22
PREMIUMS	22
Purchasing a Policy	22
Lapse	22
Reinstatement	23
Replacing Existing Insurance	23
Applying For a Policy	23
When Insurance Coverage Takes Effect	23
Limitation on Right to Contest	23
Accumulation Unit Values	24
Determination of Variable Accumulation Values	24
Net Investment Factor	24
DEATH BENEFITS AND POLICY VALUES	25
Settlement Options	25
Option A — Level Benefit	25
Illustration of Option A	25
Option B — Variable Benefit	26
Illustration of Option B	26
Change in Death Benefit Option	26
Death Benefit Guarantee	27
Changes in Stated Amount	27
Increases	27
Decreases	27
SURRENDERS AND PARTIAL SURRENDERS	28
Loans	29
Preferred Loans	29
Postponement of Payments	29
LAPSE AND REINSTATEMENT	30
Reinstatement	30
TAXES	30
Policy Proceeds	30
Avoiding DEFRA	31
Avoiding Modified Endowment Contracts	31
Correction of Modified Endowment Contracts	31
Right to Charge for Company Taxes	32
LEGAL PROCEEDINGS	32
FINANCIAL STATEMENTS	32
PRIOR CONTRACTS	32
GLOSSARY	38

Form 5560.5	2

SUMMARY OF BENEFITS AND RISKS

This summary describes the Policy’s important benefits and risks. Following the summary, the prospectus discusses the benefits and risks in more detail.

Policy Benefits

Death Benefit — You may select one of two Death Benefit options — the level option (Option A) or the variable option (Option B). With certain limitations, you may also change Death Benefit options during the life of the policy. The Death Benefit under the level option is the Stated Amount. The Death Benefit under the variable option is the Stated Amount plus the Accumulation Value on the date of death.

Death Benefit Guarantee — The policy includes a Death Benefit Guarantee. Under this provision, we guarantee that the Death Benefit during the Death Benefit Guarantee period will not be less than the Stated Amount, provided you pay the Minimum Premium for each month that the Death Benefit Guarantee is active. Accordingly, adverse portfolio investment performance will not cause the policy to lapse as long as the Death Benefit Guarantee is in effect.

Loans — You may borrow against the Loan Value of your policy after the first Policy Year. The Loan Value is the Cash Surrender Value less the cost of insurance charges for the rest of the current Policy Year and will never be less than 90% of your Cash Surrender Value. Loan interest at a rate of 4.00% is taken from your cash surrender value and then credited to your loan collateral account. Any outstanding policy indebtedness will be deducted from Proceeds payable at the Insured’s death or upon maturity or surrender of the policy.

We charge you interest on loans you take from your contract values. The rate we deduct from your loan proceeds is 7.40%. This amount is equivalent to an annual rate of 8% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the contract year. At the beginning of each subsequent contract year, if you fail to pay the interest in cash, we will transfer sufficient accumulation value from the general account and each subaccount to pay the interest for the following contract year. The allocation will be in proportion to your accumulation value in each subaccount.

Surrender Privileges — At any time you may surrender your policy in full and receive the Cash Surrender Value. Your policy also gives you a partial surrender right. At any time after the first policy anniversary from the issue date, you may withdraw part of your Cash Surrender Value. Such withdrawals will reduce your policy’s Death Benefit and may be subject to a Surrender Charge.

Free Look/Right to Return the Policy — Following the initial purchase of your policy or following any subsequent increase in the Stated Amount of your policy, you are entitled to a free look period. During the free look period, you may cancel the policy or increase, as applicable, and we will refund all the money you have paid for the policy or for the increase, as applicable, or the policy’s current value, depending on your state’s laws. Typically, the free look period expires 20 days from your Receipt of the policy or increase, although the free look period may be longer or shorter in some states.

Variable Investment Choices — Your policy permits you to allocate Net Premiums to up to 18 of the investment options we offer, which include the General Account and the variable portfolios listed in this prospectus. The portfolios are mutual funds registered under the Investment Company Act of 1940. Although you allocate your premiums to the portfolios, you do not own the shares of the portfolios. Portfolio shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to tax-qualified retirement plans.

For additional information concerning the Funds, including their investment objectives and associated charges and expenses, see the Fund prospectuses, which should accompany this prospectus. Read them carefully before investing. The Fund prospectuses may contain information about other funds that are not available as investment options for your policy. You cannot be sure that any Fund will achieve its stated objectives and policies.

General Account — You may elect to allocate Net Premiums to the General Account or to transfer Accumulation Value to the General Account from the Subaccounts of VAR. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account. Instead, we guarantee that your Accumulation Value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account.

Flexibility/Allocation of Premiums — You may allocate your Net Premiums among up to 18 investment options, including the variable Subaccounts and the General Account, in any combination of whole percentages. You indicate your initial allocation in the policy application. Thereafter, you may transfer Accumulation Values and reallocate future premiums.

Transfers — We allow transfers of Accumulation Values among the Subaccounts of VAR and to the General Account at any time. Transfers from the General Account to the Subaccounts of VAR are subject to certain restrictions and allocation of substantial sums to the General Account reduces the flexibility of the policy.

Form 5560.5	3

Tax Benefits — All Death Benefits paid under the policy will generally be excludable from the Beneficiary’s gross income for federal income tax purposes. Under current federal tax law, as long as the policy qualifies as a “life insurance policy,” any increases in Accumulation Value attributable to favorable investment performance should accumulate on a tax deferred basis in the same manner as with traditional whole life insurance.

Policy Risks

Liquidity Risk — Access to the value in your policy through loans or partial or full surrenders is subject to certain restrictions. Due to the deduction of policy fees and expenses, and due to the charge imposed on surrenders, not all of your policy value is immediately available. In addition, amounts allocated to the General Account are subject to restrictions on the amount that may be transferred to the Subaccounts.

Because of the limited liquidity and the substantial nature of the Surrender Charge in the early years of your policy (and following any increase in Stated Amount), the policy is not a suitable short-term investment.

Investment Performance — If you allocate your Net Premiums to the Subaccounts that invest in the portfolios, you will be subject to the risk that the investment performance will be unfavorable and that, due both to the unfavorable performance and the resulting higher insurance charges, the Accumulation Value will decrease. You are also subject to the risk that the portfolio(s) you select will have less favorable performance than other portfolios. You may have to pay additional premiums to keep the policy in force. It is possible to lose money by purchasing this policy.

Termination or Lapse — If the Cash Surrender Value in your policy is not enough to pay the monthly charges associated with your policy and the Death Benefit Guarantee is not active, your policy will enter a 61 day grace period that begins on the due date of the monthly charges. We will notify you in writing during the grace period that your policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient premium payment. In some states, we will also notify any secondary addressee on the policy. The premium payment necessary to keep a policy from lapsing at the end of the grace period may be substantially more than your planned premium. A lapsed policy may be reinstated, subject to certain restrictions.

Impact of Loans — A policy loan, whether or not repaid, will affect the Accumulation Value over time because we subtract the amount of the policy loan from the Subaccounts and/or the General Account as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher interest rate credited to the General Account. The amount of any policy loan will also count against the cumulative total premium payments you have made, which could cause the Death Benefit Guarantee to lapse.

We reduce the amount we pay to the Beneficiary upon the Insured’s death by any outstanding policy debt. Your policy may lapse (terminate without value) if policy debt plus any unearned loan interest reduces your net surrender value to zero.

If you surrender the policy or allow it to lapse while a policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Adverse Tax Consequences — Under certain circumstances (usually if your premium payments in the first seven Policy Years or less exceed specified limits established by the Internal Revenue Service), your policy may become a “modified endowment contract” (MEC). Under federal tax law, loans, withdrawals and other pre-death distributions received from a MEC policy are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. In addition, currently favorable tax laws with regards to life insurance may change.

Regarding preferred loans, it is possible that the Internal Revenue Service could deem preferred loans as distributions from the policy, thereby subjecting the loan amount to possible tax and penalties.

Death Benefit Proceeds may be subject to estate taxes.

Termination of the Death Benefit Guarantee — Your policy makes available a Death Benefit Guarantee period during which the policy will not lapse despite negative investment performance, provided you pay the Minimum Premium. Even if you have a Death Benefit Guarantee, you must monitor the investment performance of the policy as you near the end of your Death Benefit Guarantee period. It is possible for your policy to technically be in lapse, but be maintained by the Death Benefit Guarantee. If this is the case, at the end of the Death Benefit Guarantee period, your policy will lapse, subject to the 61 day grace period that begins on the due date of the monthly charges, during which time it will be necessary to make additional premium payments to maintain the policy. See the additional risks listed above for the impact of a lapsed policy.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in the respective portfolio’s prospectus. Please refer to each portfolio’s prospectus and read it carefully for more information before investing. Copies of each portfolio’s prospectus can be obtained by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on the Commission’s EDGAR System found at www.sec.gov. There is no assurance that any of the portfolios will achieve its stated investment objective.

Form 5560.5	4

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy or transfer the cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge (Federal Tax Charge)	Upon receipt.	1.25% of premiums for the first 10 policy years.
State Premium Taxes	Upon receipt.	Variable depending on state of policy issue. Between 0% and 6%.
Surrender Charge Maximum Surrender Charge Minimum Surrender Charge	Deducted from the Accumulation Value during the first 20 policy years, in the event of a full surrender, partial surrender, lapse and decreases in stated amount. The charge also applies for 20 years following an increase in the stated amount, but only for the amount of the increase. There is a secondary component included in the maximums which is only applicable during the first 8 years or 8 years following an increase.	$48.92 per $1000 of stated amount.(1) $7.32 per $1000 of stated amount.(2)
Surrender Charge for a 45 year old male, non-tobacco user, in the standard risk class, with death benefit option A and $100,000 stated amount.(3)	Upon surrender of the policy in the first policy year.	$3,042.00
Transfer Fees
Maximum	Upon the applicable transfer.	$15.00 per transfer.(4)
Illustration Charge
Maximum	Upon your request.	$100 per request.(5)
Annual Report of Policyholder’s account
Maximum	Upon special request.	$100 per request.
Loan Interest	Applied annually.	Annual rate of 7.4% of loan collateral account balance.
Reinstatement Fee	Upon request.	Accrued Monthly Deductions + 2 months Monthly Deductions + 6% interest on outstanding loan amount(6) + Premium Expense Charge(7)

Form 5560.5	5

Administrative Fee
Maximum	Upon partial surrender.	The lesser of $25 or 2% of the amount surrendered.
OPTIONAL RIDERS:
Accelerated Death Benefit Rider (Lifetime Advantage Rider)
Maximum	When exercised.(8)	$100.00

(1)	The maximum surrender charge is for a 56 year old male, smoker.

(2)	The minimum surrender charge is for a female, age 0, standard.

(3)	These characteristics describe a representative insured. Please note that the charges will vary based upon your age, gender and risk class. Surrender charges specific to your Policy can be obtained by calling us at 1-800-366-6654 or found in your Policy.

(4)	Currently $3.00 per transfer, with the first 4 transfers during any given policy year free.

(5)	Currently, standard, automated illustrations are provided at no charge. We may charge up to $100 for illustrations which require manual calculations or manipulation or revision to the generating software. Manual calculations required for illustrations involving increase in death benefits, addition of new riders and cases in lapse pending.

(6)	6% interest is calculated on any loan amount from the date the policy lapsed.

(7)	Premium Expense Charge is comprised of the distribution charge and the state premium taxes as described in “Premium Expense Charge.” The premium expense charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and 2 months of Monthly Deductions due at the time of reinstatement.

(8)	Charge only applies if you have elected to add the specified rider to your Policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*
Maximum	Monthly.	$83.33 per $1000 of Stated Amount.(2)
Minimum		$0.05 per $1000 of Stated Amount.(1)
Representative Insured (45 year old male, non-tobacco, Standard Risk class with death benefit Option A and $100,000 Stated Amount)(3)		$0.24 per $1000 of Stated Amount.
Maintenance Fee
Maximum	Monthly.	$7.00 per month.
Risk Charge
Maximum	Daily.	0.75% of the variable Accumulation Value (annualized).
Death Benefit Guarantee Option	Monthly	• $0.01 per $1000 stated amount for the 10-year-or-to-age-70 guarantee. • $0.03 per $1000 of stated amount for the guarantee to maturity. There is no charge for the 5 year death benefit guarantee.
OPTIONAL RIDERS:
Additional Term Life Insurance Rider (Term Rider)
Maximum	Monthly.**	$83.33 per $1000 of Stated Amount.(4)

Form 5560.5	6

Minimum		$0.06 per $1000 of Stated Amount.(5)
Representative Insured (45 year old male, non-tobacco class)		Charge for a Representative purchase is $0.24 per $1000 of stated amount.
Term Life Insurance for Additional Insured (Additional Insured Term or Spouse Term)
Maximum	Monthly.**	$83.33 per $1000 of Stated Amount.(6)
Minimum		$0.05 per $1000 of Stated Amount.(7)
Representative Insured (45 year old male, non-tobacco, Standard Risk Class)		Charge for a Representative purchaser is $0.24 per $1000 of stated amount.
Family Term Life Insurance
Maximum	Monthly.**	$0.44 per $1000 of Stated Amount of total children’s coverage.
Continuation of Coverage Rider
Maximum	Monthly.**	$0.17 per $1000 of stated amount.(8)
Minimum		$0.00 per $1000 of stated amount.(9)
Representative Insured (male, age 45, non-tobacco)		$0.0003 per $1000 of stated amount.
Accidental Death Benefit
Maximum	Monthly.**	$0.29 per $1000 of Stated Amount.(10)
Minimum		$0.05 per $1000 of Stated Amount.(11)
Representative Insured (male, aged 45, Non-Smoker Class)		$0.077 per $1000 of Stated Amount.
Guaranteed Purchase Option
Maximum	Monthly.**	$0.19 per $1000 of Stated Amount.(12)
Minimum		$0.02 per $1000 of Stated Amount.(13)
Representative Insured (25 year old insured)		$0.10 per $1000 of Stated Amount.
Waiver of Stipulated Premium for Total Disability
Maximum	Monthly.**	$0.18 per $1.00 of stipulated premium.(14)
Minimum		$0.01 per $1.00 of stipulated premium.(15)
Representative Insured (male, age 45, non-tobacco)		$0.03 per $1.00 of stipulated premium.
Preferred Loan Rider	Monthly.**	0.20% of Accumulation Value (annualized).

*	The cost of insurance varies based on individual characteristics. The cost of insurance charge shown in the table may not be representative of the charge that a particular Policyholder will pay. Please contact your representative for a quote of what your charge would be. If you are not sure who your representative is, contact us at 1-800-366-6654 to find out your representative of record. Maximums will not exceed charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. The tables are adopted by the various Departments of Insurance to determine amounts necessary to calculate Cash Values and Policy reserves.

Form 5560.5	7

**	Charge only applies if you have elected to add the specified rider to your policy.

(1)	The minimum cost of insurance charge is for a female, age 0.

(2)	The maximum cost of insurance charge is for a male, age 99, smoker.

(3)	The characteristic s describe a representative insured. Please note that the charges will vary based upon your age, gender, risk class, and stated amount.

(4)	Maximum charge is for a male, age 80, attained age 99, smoker class.

(5)	Minimum charge is for a female, age 18, preferred non-smoker class.

(6)	Maximum charge is for a male, age 99, smoker class.

(7)	Minimum charge is for a female, age 0, standard class.

(8)	Maximum charge is for a female, age 80, preferred non-smoker.

(9)	Minimum charge is for a male, age 18, smoker class.

(10)	Maximum charge is for a male, age 69, Table D rated class.

(11)	Minimum charge is for a female, age 0.

(12)	Maximum charge is for a 39 year old insured.

(13)	Minimum charge is for a 0 year old insured.

(14)	Maximum charge is for a male, age 59, smoker, Table D rated.

(15)	Minimum charge is for a female, age 18, non-smoker.

The following table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Annual Portfolio Operating Expenses

	Minimum	Maximum

(Expenses deducted from portfolio assets, including management fees, 12b-1 fees and other portfolio operating expenses.)	0.36%	3.23%

GENERAL DESCRIPTION OF OHIO NATIONAL LIFE

Ohio National Life Assurance Corporation

We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain insurance policies that do not share in our investment performance. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico. Our address is One Financial Way, Cincinnati, Ohio 45242. We are obligated to pay all amounts promised to the Policyholders of our policies. Amounts in the separate accounts, however, are subject to market risk.

Ohio National Variable Account R (“VAR”)

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law and federal securities law, VAR’s assets are held separate from our assets and exclusively for the benefit of policyholders and persons entitled to payments under the policies. VAR’s assets are not chargeable with liabilities arising out of our other business.

We keep VAR’s assets segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR’s Subaccounts.

VAR has Subaccounts corresponding to each of the Funds listed in this prospectus. VAR may in the future add or delete investment Subaccounts. Each investment Subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each Subaccount are credited to or charged against that Subaccount without regard to income or gains or losses from any other Subaccount and do not reflect the investment experience of Ohio National Life Assurance Corporation’s other assets.

Form 5560.5	8

The Ohio National Life Insurance Company (“Ohio National Life”)

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc., a holding company. It writes life insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets of approximately $34.7 billion and equity in excess of $2.1 billion. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your policy.

Ohio National Life and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable products. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable products and about the benefits of variable products generally. These additional amounts are paid from our profits, not deducted from the Policyholders’ purchase payments. Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our products. As with reimbursements, these payments are not deducted from Policyholders’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

THE PORTFOLIOS

The operations of each portfolio, its investment adviser and its investment objectives and policies are described in the Fund prospectus which should accompany this product prospectus. Net Premiums under the policy may be allocated to the Subaccounts of VAR which invest exclusively in portfolio shares. Accordingly, the Accumulation Values you allocate to the Subaccounts will vary with the investment performance of the portfolios.

The value of each Fund’s investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in those investments to meet changes in economic conditions. For additional information concerning each Fund, including their investment objectives, risks, performance and charges, see the fund prospectuses. Copies of the fund prospectuses can be obtained from your registered representative or by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on their EDGAR System found at www.sec.gov. Read the prospectuses carefully before investing.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Some of the Fund of Funds invest primarily in a portfolio of exchange-traded funds (“ETFs”). Because the Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You can invest directly in ETFs and do not have to invest through a variable contract or a mutual fund. You should read the Fund prospectuses carefully for more information.

Periodically some of the Funds may be closed to future allocation of premium payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to Policyholders prior to any such closure.

Listed below are all of the portfolios available in your policy, their adviser and subadviser (if applicable) and investment objective:

Form 5560.5	9

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Ohio National Fund
Equity Portfolio	(Legg Mason Capital Management, Inc.)(1)	Long-Term Growth Of Capital

Money Market Portfolio	Ohio National Investments, Inc.	Maximum Current Income consistent with Preservation of Principal and Liquidity

Bond Portfolio	Ohio National Investments, Inc.	High Level Of Income And Opportunity for Capital Appreciation consistent with Preservation Of Capital

Omni Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Total Return consistent with Prudent Investment Risk

International Portfolio	(Federated Global Investment Management Corp.)(1)	Long-Term Growth Of Capital

International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)(1)	Long-Term Growth Of Capital

Capital Appreciation Portfolio	(Jennison Associates LLC)(1)	Long-Term Growth Of Capital

Millennium Portfolio	(Neuberger Berman Management, Inc.)(1)	Capital Growth

Aggressive Growth Portfolio	(Janus Capital Management LLC)(1)	Long-Term Capital Growth

Small Cap Growth Portfolio	(Janus Capital Management LLC)(1)	Long-Term Capital Appreciation

Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management, L.P.)(1)	Long-Term Total Return

Capital Growth Portfolio	(Eagle Asset Management, Inc.)(1)	Long-Term Capital Appreciation

S&P 500® Index Portfolio	Ohio National Investments, Inc.	Total Return Approximating The Standard & Poor’s 500® Index

High Income Bond Portfolio	(Federated Investment Management Company)(1)	High Income With Potential Of Lower-Rated Corporate Bonds

Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)(1)	Growth Of Capital and Income

Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.	Long-Term Growth Of Capital

Bristol Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital

Bryton Growth Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital

Bristol Growth Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital

Form 5560.5	10

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Balanced Portfolio	(ICON Advisers, Inc.)(1)	Capital Appreciation and Income

U.S. Equity Portfolio	(ICON Advisers, Inc.)(1)	Capital Appreciation and a Secondary Goal of Capital Preservation

Income Opportunity Portfolio	(ICON Advisers, Inc.)(1)	Modest Capital Appreciation and to Maximize Realized Gains

Target VIP Portfolio	(First Trust Advisors L.P.)(1)	Above Average Total Return

Target Equity/Income Portfolio	(First Trust Advisors L.P.)(1)	Above Average Total Return

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	Invesco Advisers, Inc.	Long-Term Growth of Capital

Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio (formerly Social Equity Portfolio)	(Atlanta Capital Management Company, LLC)(2)	Growth of Capital

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)(3)	Long-Term Capital Growth consistent with capital preservation and a Secondary Goal of Current Income

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	Federated Equity Management Company of Pennsylvania	Capital Appreciation

Fidelity® Variable Insurance Products Fund/Service Class 2
Fidelity® VIP Contrafund® Portfolio	(FMR Co., Inc.)(4)	Long-Term Capital Appreciation

Fidelity® VIP Mid Cap Portfolio	(FMR Co., Inc.)(4)	Long-Term Growth Of Capital

Fidelity® VIP Growth Portfolio	(FMR Co., Inc.)(4)	Capital Appreciation

Fidelity® VIP Equity-Income Portfolio	(FMR Co., Inc.)(4)	Reasonable Income

Fidelity® VIP Real Estate Portfolio	(FMR Co., Inc.)(4)	Above Average Income and Long-Term Capital Growth

Ibbotson® ETF Allocation Series (Class II)
Ibbotson® Conservative ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Current Income and Preservation Of Capital

Ibbotson® Income and Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Current Income and Capital Appreciation

Ibbotson® Balanced ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation and Some Current Income

Ibbotson® Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation

Ibbotson® Aggressive Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation

Form 5560.5	11

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund (Class 2)	Franklin Advisers, Inc.	Maximize Income While Maintaining Prospects for Capital Appreciation

Franklin Flex Cap Growth Securities Fund (Class 2)	Franklin Advisers, Inc.	Capital Appreciation

Templeton Foreign Securities Fund (Class 2)	(Franklin Templeton Investment Management Limited)(5)	Long-Term Capital Growth

Franklin Templeton VIP Founding Funds Allocation Fund(8) (Class 4)	Franklin Templeton Services, LLC(6)	Capital Appreciation With Income As A Secondary Goal

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund (formerly Growth and Income)	Goldman Sachs Asset Management, L.P.	Long-Term Capital Appreciation

Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.	Long-Term Growth Of Capital And Dividend Income

Goldman Sachs Strategic Growth Fund (formerly Capital Growth)	Goldman Sachs Asset Management, L.P.	Long-Term Growth Of Capital

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)	Total Return

Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)	Capital Growth and Appreciation

Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)	Capital Growth

Janus Aspen Series (Service Shares)
Janus Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital

Global Research Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital

Balanced Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital In A Manner Consistent With The Preservation Of Capital and Balanced by Current Income

Overseas Portfolio	Janus Capital Management LLC	Long-Term Growth of Capital

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management, Inc.	Capital Appreciation

JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management, Inc.	Capital Growth Over the Long Term

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation

Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation

Form 5560.5	12

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation

Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation

Legg Mason Partners Variable Equity Trust (Class I)
ClearBridge Variable All Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio)	(ClearBridge Investments, LLC)(7)	Long-Term Capital Growth With Current Income As A Secondary Consideration

ClearBridge Variable Equity Income Portfolio (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio)	(ClearBridge Investments, LLC)(7)	High Level of Current Income with Long Term Capital Appreciation as a Secondary Objective

ClearBridge Variable Large Cap Value Portfolio (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio)	(ClearBridge Investments, LLC)(7)	Long-Term Growth of Capital With Current Income As A Secondary Consideration

MFS® Variable Insurance Trust(SM) (Service Class)
MFS® New Discovery Series	Massachusetts Financial Services Company	Capital Appreciation

MFS® Investors Growth Stock Series	Massachusetts Financial Services Company	Capital Appreciation

MFS® Mid Cap Growth Series	Massachusetts Financial Services Company	Capital Appreciation

MFS® Total Return Series	Massachusetts Financial Services Company	Total Return

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, Inc.	Growth of Capital

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC	Maximum real return, Consistent With Preservation of Real Capital and Prudent Investment Management

Total Return Portfolio	Pacific Investment Management Company LLC	Maximum total return, Consistent With Preservation of Capital and Prudent Investment Management

Global Bond Portfolio	Pacific Investment Management Company LLC	Maximum total return, Consistent With Preservation of Capital and Prudent Investment Management

CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC	Maximum Real Return Consistent with Prudent Investment Management
The Prudential Series Fund, Inc.
Jennison Portfolio	Jennison Associates LLC	Long-Term Growth Of Capital

Form 5560.5	13

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Jennison 20/20 Focus Portfolio	Jennison Associates LLC	Long-Term Growth Of Capital

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC	Long-Term Growth of Capital

Royce Micro-Cap Portfolio	Royce & Associates, LLC	Long-Term Growth of Capital

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	Morgan Stanley Investment Management, Inc.	Seek Above Average Total Return Over a Market Cycle of Three to Five Years

Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management, Inc.	Long-Term Capital Appreciation

Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management, Inc.	Above Average Current Income and Long-Term Capital Appreciation

____________

(1)	Subadviser to Ohio National Investments, Inc.

(2)	Subadviser to Calvert Investment Management, Inc.

(3)	Subadviser to The Dreyfus Corporation.

(4)	Subadviser to Fidelity Management & Research Company

(5)	Subadviser to Templeton Investment Counsel, LLC

(6)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(7)	Subadviser to Legg Mason Partners Fund Advisor, LLC

(8)	This fund is a fund of funds. Expenses for these funds may be higher because the Policyholders bear a proportion of the expenses of underlying funds in which these fund of funds invest.

THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and are not subject to the Securities and Exchange Commission’s regulatory oversight.

General Description

The General Account consists of all assets we own other than those in the variable account and any other separate accounts we may establish. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account. You may elect to allocate Net Premiums to the General Account or to transfer Accumulation Value to the General Account from the Subaccounts of the variable account. The allocation or transfer of funds to the General Account does not entitle a Policyholder to share in the investment experience of the General Account. Instead, we guarantee that your Accumulation Value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account. Consequently, if you pay the Planned Premiums, allocate all Net Premiums only to the General Account and make no transfers, partial surrenders, or Policy loans, the minimum amount and duration of your Death Benefit will be determinable and guaranteed. Transfers from the General Account to VAR are partially restricted and allocation of substantial sums to the General Account reduces the flexibility of the Policy.

Accumulation Value

The Accumulation Value in the General Account on the later of the Issue Date or the day we receive your Initial Premium is equal to the portion of the net premium allocated to the General Account, minus a pro rata portion of the first Monthly Deduction.

Form 5560.5	14

Thereafter, until the maturity date, we guarantee that the Accumulation Value in the General Account will not be less than the amount of the net premiums allocated or Accumulation Value transferred to the General Account, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all charges and interest thereon allocable to the General Account and any amounts deducted from the General Account in connection with partial surrenders and loans and interest thereon or transfers to VAR or the Loan Collateral Account.

We guarantee that interest credited to your Accumulation Value in the General Account will not be less than an effective annual rate of 4% per year. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. The Policyholder assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The Accumulation Value in the General Account will be calculated on each Valuation Date.

Voting Rights

We will vote the Fund shares held in the various Subaccounts of VAR at Fund shareholder meetings in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your policy’s Accumulation Value in a Subaccount by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes for which you have the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the Fund meeting. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Fund. There is no minimum number of Policyholders required to reach a quorum. We will vote Fund shares attributable to policies as to which no instructions are received, and any Fund shares held by VAR which are not attributable to policies, in proportion to the voting instructions which are received with respect to policies participating in VAR. As a result, a small number of Policyholders may determine the outcome of a vote submitted to the Fund by VAR. Each person having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory policy of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policyholder in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would be inconsistent with the investment objectives of VAR or would result in the purchase of securities for VAR which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report.

CHARGES

We make charges against or deductions from premium payments, Accumulation Values and policy surrenders in the manner described below.

Premium Expense Charges

Each premium payment is subject to a Premium Expense Charge, including payments made for Monthly Deductions when reinstating the policy. The Premium Expense Charge is deducted in proportion to your current premium allocation choices. The Premium Expense Charge has two components:

Federal Tax Charge. The policy is subject to a charge of 1.25% of premiums paid in the first 10 years. This charge compensates us for federal tax charges.

State Premium Tax. Your premium payments will be subject to the state premium tax and/or any other state or local charges levied against your Policy, if applicable. Currently, most state premium taxes range from 0% to 6%.

Monthly Deduction

As of the Policy Date and each subsequent Process Day, we will deduct from the Accumulation Value of your Policy and in proportion to the values in your various Subaccounts and the General Account, a Monthly Deduction to cover certain charges and expenses incurred in connection with the Policy.

Form 5560.5	15

The Monthly Deduction consists of:

•	the cost of insurance,

•	a maintenance fee of $7 for the cost of establishing and maintaining policy records and processing applications and notices, and

•	the cost of additional insurance benefits provided by rider.

Your cost of insurance is determined on a monthly basis, and is determined separately for your initial Stated Amount and each subsequent increase in the Stated Amount. The monthly cost of insurance rate is based on each insured’s sex, rate class and Attained Age. The cost of insurance is calculated by multiplying (i) by the result of (ii) minus (iii), where:

(i)	is the cost of insurance rate as described in the Policy. Such actual cost will be based on our expectations as to future mortality experience. It will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. Such rates for smokers and non-smokers are based on the 1980 Commissioner’s Standard Ordinary, Male or Female, Smoker or Nonsmoker, Age nearest birthday Mortality Table. The cost of insurance charge is guaranteed not to exceed such table rates for the Insured’s risk class;

(ii)	is the Death Benefit net of Policy Indebtedness at the beginning of the Policy Month divided by 1.0032737 (the monthly equivalent of the guaranteed rate in the General Account); and

(iii)	is Accumulation Value net of Policy Indebtedness at the beginning of the Policy Month.

In connection with certain employer-related plans, cost of insurance rates may not be based on sex.

The monthly charge for the Death Benefit Guarantee is $0.00, $0.01, or $0.03 per $1,000 of your stated amount, depending upon which death benefit guarantee period you choose.

Not all of your premium payments are allocated to your cash value. In addition to the deduction of charges, investment performance will impact the amount you pay for certain charges. Not paying premiums will result in reduced cash value, thereby affecting the charges assessed to your Policy.

Risk Charge

Your Accumulation Value in VAR, but not your Accumulation Value in the General Account, will also be subject to a risk charge, deducted in proportion to the values in your various Subaccounts, intended to compensate us for assuming certain mortality and expense risks in connection with the Policy. Such charge will be assessed daily against each of the variable Subaccounts at an annual rate of 0.75%. The risks we assume include the risks of greater than anticipated mortality and expenses.

Surrender Charge

After the free look period and during the early years of your Policy and following any increase in Stated Amount, a Surrender Charge is assessed in connection with all complete surrenders, all lapses, all decreases in Stated Amount and certain partial surrenders.

If you surrender your Policy in full or it lapses when a Surrender Charge applies, we will deduct the total charge from your Accumulation Value. If you decrease the Stated Amount of your Policy while a Surrender Charge applies, your Accumulation Value will be charged with the portion of the total Surrender Charge attributable to the Stated Amount cancelled by the decrease.

Such surrender charge consists of two components:

•	a contingent deferred sales charge, which applies to your initial policy for 20 years from the policy date and to any increase for 20 years from the effective date of such increase,

•	a contingent deferred insurance underwriting charge, which applies for 8 years from such dates.

Partial surrenders in any Policy Year totaling 10% or less of the Cash Surrender Value of your Policy as of the end of the previous Policy Year are not subject to any Surrender Charge. Partial surrenders in any Policy Year in excess of 10% of the Cash Surrender Value of your Policy as of the end of the previous Policy Year will be subject to that percentage of the total surrender charges that is equal to the percentage of Cash Surrender Value withdrawn minus 10%.

For example, assume a Policy which now has, and at the end of the previous Policy Year had, an Accumulation Value of $11,100 and a Surrender Charge of $1,100. The Cash Surrender Value of the Policy is therefore $10,000. If you decide to withdraw 25% of such Cash Surrender Value ($2,500), we will impose a charge equal to 15% (25% minus 10%) of the total Surrender Charge (.15 x $1,100 = $165) and reduce your accumulation value by that amount, as well as by the $2,500 you withdrew and the applicable administrative fee.

Form 5560.5	16

Transfer and Administrative Fees

A transfer fee (currently $3 and guaranteed not to exceed $15) will be imposed on transfers of values from one portfolio to another or to the General Account or from the General Account to a variable portfolio. Currently, the Company is not assessing this charge on the first 4 transfers made in any Policy Year. Other restrictions may apply to transfers. Please see “Transfers” and “Excessive Trading and Market Timing” for information on other potential restrictions. For partial surrenders, an administrative fee will be charged equal to the lesser of $25 or 2% of the amount surrendered.

Illustration Charge and Charge for Annual Report of Account Status

A fee, not to exceed $100, may be charged for any illustration of benefits and values that you may request after the Issue Date. Currently, standard, automated illustrations are provided at no charge at the time of purchase and after issue. We may charge up to $100 for illustrations which require manual calculations or manipulation or revision to the generating software. Manual calculations are required for illustrations cases in lapse pending and cancellations.

Each year we will send you an annual report which shows the current Accumulation Value, the Cash Surrender Value, the Stated Amount, any Policy Indebtedness, any partial withdrawals since the date of the last report, investment experience credited since the last report, premiums paid and all charges imposed since the last annual report. A fee not to exceed $100 may be charged for a special request for an annual report of your account status. A request for an annual report of your account is a special request when it is for a time period other than a Policy Year. We will also send you all reports required by the 1940 Act.

Loan Interest

We charge you interest in advance on loans you take from your policy values. The annual rate is 7.40% of loan account balance for regular loans.

Reinstatement Fee

You will be required to pay a reinstatement fee in order to reinstate your policy. The reinstatement fee is comprised of Accrued Monthly Deductions, 2 months of Monthly Deductions calculated based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement, 6% interest on any outstanding loan amount from the time the policy lapsed and a Premium Expense Charge. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and the 2 months of Monthly Deductions due at the time of reinstatement. Please see “Premium Expense Charge” for more information about the charge. At the time of reinstatement, the policy will be restored to the same Accumulation Value you had when the policy lapsed. The Policy Date and Stated Amount, as well as your Subaccount allocations, remain the same as when the policy lapsed. Monthly deductions and charges for the Policy after reinstatement will be based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement.

The reinstatement fee is calculated by adding (i) plus (ii) plus (iii) plus (iv), where:

(i)	is the Accrued Monthly Deductions;

(ii)	is 2 months of Monthly Deductions calculated based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement;

(iii)	is 6% interest on any outstanding loan amount from the time the policy lapsed; and

(iv)	is the Premium Expense Charge on the amounts in (i) and (ii).

Other Charges

Subject to certain requirements, one or more optional insurance benefits may be added to your policy, including riders providing preferred loans, additional term insurance, spouse/additional insured term insurance, family plan/children insurance, a guaranteed purchase option, accidental death, waiver of premium, continuation of coverage and accelerated Death Benefit. More detailed information concerning such riders may be obtained from your registered representative. Optional riders may not be approved in all states and may be no longer offered by the Company at anytime, without prior notice. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. Charges for riders are set forth in the Fee Tables.

Form 5560.5	17

The accelerated Death Benefit, also called the Lifetime Advantage Rider, permits you to withdraw up to half the value of your policy (up to $250,000.00) in the event you are diagnosed with a terminal disease and not expected to live more than 12 months. There may be an administrative charge of $100 if permitted under state law for this rider and you can select the rider at anytime by contacting us.

We may also charge the assets of each portfolio and the General Account to provide for any federal taxes that may become payable by us in respect of such assets. Under current federal law, no such federal taxes are anticipated. In addition, the Funds pay certain fees and expenses from Fund assets. These fees and expenses are reflected in your unit values. The principal expenses at the Fund level are an investment advisory fee and Fund operating expenses. The Funds pay their Advisers annual fees on the basis of each portfolio’s average daily net assets during the month for which the fees are paid. The charges are detailed in the Funds’ prospectuses.

GENERAL DESCRIPTION OF THE POLICY

Ownership Rights

The Policy belongs to the person named in the application, unless later changed. The Policyholder is the Insured unless the application specifies a different person as the Insured or the Policyholder is changed thereafter. While the Insured is living, the Policyholder may exercise all of the rights and options granted in the Policy, with the consent of any irrevocable Beneficiary and subject to the terms of any assignment of the Policy. Your principal rights as Policyholder are as follows:

•	to appoint or change beneficiaries;

•	to receive amounts payable before the death of the Insured;

•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

•	to change the Policyholder of the Policy; and

•	to change the face amount of the Policy.

No change of a Policyholder or a Beneficiary will take effect unless we receive written request thereof and the new Policyholder or Beneficiary must have an insurable interest in the life of the Insured at the time of the requested change of a Policyholder or Beneficiary. This requirement may not apply in some states. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

The policy may be assigned as collateral security. We must be notified in writing if the policy has been assigned. Each assignment will be subject to any payments made or action taken by us prior to our notification of such assignment. We are not responsible for the validity of an assignment. The Policyholder’s rights and the rights of the Beneficiary may be affected by an assignment. We will not allow an assignment that, in our sole opinion, could result in the transfer of any rights or benefits payable under the policy to a person, entity or a trust that does not have an insurable interest in the life of the Insured at the time of the requested assignment.

Allocation of Premiums

In the Policy application, you may direct the allocation of your net premium payments among up to 18 investment options, including the Subaccounts of VAR and the General Account. Your initial allocation will take effect on the first Process day following the Issue Date or, if later, when we receive your Initial Premium payment. Pending such allocation, Net Premiums will be held in the Money Market Portfolio. If you fail to indicate an allocation in your Policy application, we will leave your Net Premiums in the Money Market Portfolio until we receive allocation instructions. You will receive a Policy Amendment with your Policy stating that the premium payment was allocated to the Money Market Portfolio. The amount allocated to any Subaccount or the General Account must equal a whole percentage. You may change the allocation of your future Net Premiums at any time upon written notice to us. Premiums allocated to an increase will be credited to the Subaccounts and the General Account in accordance with your premium allocation then in effect on the later of the date of the increase or the date we receive such a premium.

Transfers

You may transfer the Accumulation Value of your Policy among the Subaccounts of VAR and to the General Account at any time. Each amount transferred must be at least $300 unless a smaller amount constitutes the entire Accumulation Value of the Subaccount from which the transfer is being made, in which case you may only transfer the entire amount. There is a transfer fee of $3 for each transfer, but we are presently waiving that charge for the first 4 transfers during a Policy Year. Such fee is guaranteed not to exceed $15 in the future.

Form 5560.5	18

Transfers from the General Account to the Subaccounts are subject to additional restrictions. No more than 25% of the Accumulation Value in the General Account as of the end of the previous Policy Year, or $1,000, if greater, may be transferred to one or more of the Subaccounts in any Policy Year.

To the extent that transfers, surrenders and loans from a Subaccount exceed net purchase payments and transfers into that Subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio’s securities on short notice could be detrimental to that portfolio and to Policyholders with values allocated to the corresponding Subaccount. To protect the interests of all Policyholders we may limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day’s total net assets of that Fund if we or the Fund, in our or their discretion, believe that the Fund might otherwise be damaged.

If and when transfers must be so limited, some transfers will not be made. In determining which transfers will be made, scheduled transfers will be made first, followed by mailed written requests in the order received and, lastly, telephone and facsimile transfers in the order received. This policy will be applied uniformly without exception. If your transfers are not executed, we will notify you first by telephone, then by mail if we are unable to contact you by telephone. Current rules of the Commission preclude us from processing at a later date those requests that were not honored. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not honored because of these limitations.

We will process a transfer at the end of the Valuation Period on which we receive your request in Good Order. For example, if we receive your request in Good Order by 4:00 p.m. (Eastern Time) on a day when the New York Stock Exchange is open for unrestricted trading, the amount of Accumulation Value you have available to transfer will be based on that day’s price. Please see “Accumulation Unit Values” and “Determination of Variable Accumulation Values” for more information regarding the calculation of your Accumulation Value.

If you request to rebalance your subaccount allocations by changing the percentage of funds allocated to different subaccounts, we will only be able to comply with your request by using a two day transfer process. The contract does not provide for this type of request to be processed within one day.

Electronic Access

If you give us authorization, your Policy and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the Policyholder a written confirmation of all electronic transfers. However, if we cannot complete a transfer as requested, our customer service representative will contact the Policyholder in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

We reserve the right to limit or restrict electronic access in any form at any time as to any Policyholder.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your registered representative or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our Receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our Home Office.

Excessive Trading and Market Timing

We discourage excessive trading and market timing through your Policy and have policies and procedures in place with respect to such activities. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The Policy and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

Form 5560.5	19

The first time the Policyholder is determined to have traded excessively, we will notify the Policyholder in writing that his or her Policy will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the Policyholder will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of Policy values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The Policyholder will be informed in writing of the denial of future transfer privileges. If a Policyholder decides to surrender the Policy following suspension of transfer privileges, the Policyholder will incur the resulting Surrender Charge.

We may, in our sole discretion, take any Policy off of the list of monitored policies, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all Policyholders uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a Policy on the list of monitored policies despite the fact the Policyholder has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your Policy.

Some of the factors we may consider when determining whether or not to place a Policy on the list of monitored policies may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Policyholders who have not engaged in market timing or excessive trading may also be prevented from transferring Policy values if we, or the portfolios, believe that an intermediary associated with the Policyholder’s account has otherwise been involved in market timing or excessive trading on behalf of other Policyholders. Likewise, Policyholders who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of Policyholders and the amounts and dates of any purchase, redemption, transfer or exchange requests by Policyholders. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a Policyholder upon instruction from the Funds.

Conversion

Once during the first two years following the Issue Date and the date of any increase in Stated Amount, you may convert your Policy or increase, as applicable, to a fixed benefit flexible premium policy by transferring all of your Accumulation Value to the General Account. After such a transfer, minimum values and Death Benefits under your Policy will be determinable and guaranteed. Accumulation Values will be determined as of the date we receive a conversion request at our Home Office. There will be no change in Stated Amount as a result of the conversion and no evidence of insurability is required. Outstanding loans need not be repaid in order to convert your Policy. Transfers of Accumulation Value to the General Account in connection with such a conversion will be made without charge. You may continue to benefit from riders you have selected in this policy upon converting your policy to a fixed benefit flexible premium policy. Please speak with your registered representative.

Form 5560.5	20

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or secretary. No registered representative may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to make the Policy or VAR comply with any law or regulation issued by a governmental agency to which we are subject;

•	to assure continued qualification of the Policy as a life insurance contract under the Internal Revenue Code or other Federal or state laws relating to variable life policies;

•	to reflect a change in the operation of VAR; or

•	to provide additional Subaccount and/or Guaranteed Account options.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of any governmental agency to which we are subject, we reserve the right to amend the provision to conform to these laws.

Free Look Period

You have the right to examine and cancel your Policy by returning the Policy to us (or to the registered representative who sold it) on or before 20 days after you receive the Policy. There may be longer or shorter periods depending upon applicable state law. See the “Free Look” provision of your Policy. If you decide to cancel the Policy during the Free Look period, we will treat the Policy as if we never issued it. We will refund monies owed within 7 days after we receive the returned Policy at our Home Office. Initial Premium payments are held in the Money Market Portfolio until the first Process Day following the Issue Date. Your Initial Premiums, therefore, will not share in the investment experience of your initial allocations until the first Process Day. Your state’s laws will determine if we return Accumulation Values or the full refund of Premiums if you choose to cancel the policy during the free look period.

If you live in a state that requires us to return a full refund of premium, we will refund the greater of:

•	your entire payment; or

•	the Accumulation Value plus deductions under the Policy for taxes, charges or fees. (Surrender Charges will not be assessed.)

If you live in a state that requires us to return Accumulation Value, we will refund:

•	your Accumulation Value as of the date we receive the returned Policy, plus

•	any deductions under the Policy for taxes, charges or fees. (Surrender Charges will not be assessed).

We may postpone payment of the refund under certain conditions. For example, we may delay refund of any payment you made by check until the check has cleared your bank.

Free Look for Increases in Face Amount

Similarly, after an increase in face amount, we will mail or deliver to you a free look notice for the increase. You will have the right to cancel the increase on or before 20 days after you receive the notice. This period may be longer based upon applicable state law. Premium that you submit to us for the approved increase will be invested in your specified Subaccount allocations upon Receipt. If you cancel the increase, you will receive a credit to your Accumulation Value of the charges deducted for the increase. You may elect to have the premium that you submitted to us for the increase either be returned to you or applied to your policy if you decide to cancel the increase.

State Variations

Any state variations in the Policy are described in a special Policy form for use in that state. This prospectus provides a general description of the Policy. If you would like to receive a copy of your Policy and any of its endorsements and riders, contact our Home Office.

Form 5560.5	21

Withholding Payment after Premium Payment

We may withhold payment of any increased Accumulation Value or Loan Value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

Other Policies

We offer other variable life insurance policies that may invest in the same portfolios of the Funds. We also offer a full line of traditional life insurance and fixed and variable annuity contracts through our affiliated company, The Ohio National Life Insurance Company. For more information about these policies or contracts, please contact us or your registered representative.

PREMIUMS

Purchasing a Policy

To purchase a Policy, you must submit a completed application to us through one of our licensed agents who is also a registered representative of a registered broker-dealer who has a selling arrangement with Ohio National Equities, Inc. (“ONEQ”). This Policy is not available to legal residents of the state of New York.

The minimum initial amount of insurance coverage (or face amount) is $50,000. The Policy will generally not be issued to anyone over the age of 80 will not be issued on the 29th, 30th or 31st of any month.

An Initial Premium is required to purchase a Policy. The Initial Premium is allocated to the Money Market Portfolio until the first Process Day following the Issue Date, at which time your initial allocation will take effect. In addition, you must pay a Minimum Premium to keep the Death Benefit Guarantee in effect during the Death Benefit Guarantee Period. The Death Benefit Guarantee is discussed in more detail later in this prospectus. You must have paid, cumulatively, total premiums that equal or exceed the monthly Minimum Premium indicated on the Policy specification page multiplied by the number of Policy Months the Policy has been in effect. If you fail to meet this requirement, the Death Benefit Guarantee is no longer in effect and may generally not be reinstated. For purposes of determining whether you have met the cumulative total premium requirement, we will consider your cumulative total premium payments to be an amount equal to the payments you have actually made minus any policy loans and partial surrenders. The monthly Minimum Premium indicated on the specification page of your Policy will remain a level amount until you reach the end of the Death Benefit Guarantee Period shown on the specification page. The monthly Minimum Premium will increase with any increase in the Stated Amount and decrease with any decrease in Stated Amount. The monthly Minimum Premium may also be changed upon any other type of Policy change. You choose the Death Benefit Guarantee period from among the available periods. Currently there are three different periods available: five years; to age 70 (or 10 years, if later); or to maturity. Not all options are available in all states.

We may, at our discretion, refuse to accept a premium payment of less than $25 or one that would cause the Policy, without an increase in Death Benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law.

To aid you in formulating your insurance plan under the Policy, you will adopt a planned premium schedule at the time of purchase indicating your intended level of payments. The planned premium will generally be an amount greater than your Minimum Premium and less than your Guideline Annual Premium, if applicable. You do not have to follow the planned premium, as it is only a planning device. Paying the planned premium does not guarantee that the Policy will not lapse, unless the Death Benefit Guarantee is in effect.

This Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. The aim of this strategy is to continue borrowing from the Policy, while leaving sufficient Cash Surrender Value in the Policy to pay the monthly charges and deductions. You may be required to pay additional premiums to keep the Policy from lapsing. Anyone considering using the Policy as a source of tax-free income by taking out Policy loans should consult a competent tax adviser about the tax risks inherent in such a strategy before purchasing the Policy.

Lapse

Provided you pay the Minimum Premiums required to maintain the Death Benefit Guarantee, your Policy will not lapse during the Death Benefit Guarantee Period. If you fail to pay the Minimum Premiums, the Death Benefit Guarantee expires. Without the Death Benefit Guarantee, the Policy will remain in force only as long as the Cash Surrender Value, less any outstanding Policy Indebtedness, is sufficient to pay the next Monthly Deduction. When the Cash Surrender Value will not pay the next Monthly Deduction, you will have a 61 day grace period in which to increase your Cash Surrender Value by paying additional premiums. The grace period begins on the Process Day upon which the policy goes into lapse pending status. We will notify you in writing that your Policy has entered the 61 day grace period. In some states, we will also notify a second addressee listed on the policy. If you do not pay sufficient additional premiums during the grace period, the Policy will lapse and terminate without value.

Form 5560.5	22

Reinstatement

Once a Policy has lapsed, you may request reinstatement of the Policy any time within five years of the lapse. Satisfactory proof of insurability and payment of a reinstatement fee are required for reinstatement. While we may reinstate your Policy, we generally will not reinstate the Death Benefit Guarantee. Your cost of insurance will generally be higher for a reinstated Policy.

Replacing Existing Insurance

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only if you determine that this Policy is better for you. You may have to pay a Surrender Charge on your existing insurance, and this Policy will impose a new Surrender Charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If, for example, you surrender your existing policy for cash and then buy the Policy, you may have to pay Federal income tax, possibly including a 10% penalty tax, on the surrender. The issuance of the Policy may be delayed where you are replacing existing insurance if (i) we have not received the required replacement forms; or (ii) we have not received the Proceeds from your existing insurance and we have not otherwise received sufficient premium directly from you to put the Policy in force.

Applying For A Policy

After receiving a completed application from a prospective Policyholder, we will begin the underwriting process to decide the insurability of the proposed Insured. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We may require medical examinations and other information before deciding insurability. We will issue a Policy only after underwriting has been completed. We reserve the right to modify our minimum face amount and underwriting requirements at any time, and to reject an application for any reason permitted by law.

If a prospective Policyholder makes an initial payment of at least one minimum monthly payment, we will provide temporary insurance during underwriting. The temporary insurance will be for up to a maximum of $1,000,000, depending on the Age and underwriting class of the proposed Insured and whether the proposed Insured has other coverage with us. This coverage will continue for no more than 90 days from the date of the application and, if required, the completed medical exam. We will return only the premium paid if death occurs during this coverage under certain circumstances as described in the Limited Temporary Life Insurance Agreement.

If you have made premium payments before we issue the Policy, but no temporary insurance is in effect because of the 90 day limit discussed above, we will allocate those premium payments to a non-interest bearing account. If the Policy is not issued and accepted, we will return premium payments to the payor of the premium payments without interest.

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the application has been approved, and the proposed Insured is alive and in the same condition of health as described in the application. Full insurance coverage under the Policy will take effect when the Policy has been issued and only if the minimum initial premium also has been paid. This is the Policy date that we use to measure monthly processing dates, Policy Years and Policy Anniversaries. We begin to deduct monthly charges from your accumulation value on the Policy date.

Limitation on Right to Contest

We will not contest the insurance coverage provided under the policy, except for any subsequent increase in Stated Amount, after the policy has been in force during your lifetime for a period of two years from the Policy Date or Issue Date depending upon the state law in which you reside. This provision does not apply to any rider which grants disability or accidental death benefits. Any increase in the Stated Amount will not be contested after such increase has been in force during your lifetime for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the increase. The basis for contestability will vary by state. A new contestable period of two years begins at reinstatement. A new two year contestable period for the event of suicide begins as well although some states limit the new contestable period to one year.

Form 5560.5	23

Accumulation Unit Values

We use accumulation units as a measure of value for bookkeeping purposes. When you allocate Net Premiums to a Subaccount, we credit your Policy with accumulation units. Premiums are credited to the contract’s cash value on the basis of the Subaccount valuation next determined after Receipt of a premium. In addition, other transactions, including loans, partial and full surrenders, transfers, surrender and service charges, and Monthly Deductions, affect the number of accumulation units credited to your Policy. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected Subaccount. We determine the unit value of each Subaccount on each valuation date. The number of units so credited or debited will be based on the unit value on the Valuation Date on which the premium payment or transaction request is received by us at our Home Office. The number of units credited will not change because of subsequent changes in unit value. The dollar value of each Subaccount’s units will reflect asset charges and the investment performance of the corresponding portfolio of the Funds.

The accumulation unit value of each Subaccount’s unit initially was $10. The unit value of a Subaccount on any Valuation Date is calculated by multiplying the Subaccount unit value on the previous Valuation Date by its Net Investment Factor for the current Valuation Period.

Determination of Variable Accumulation Values

Your Accumulation Value in VAR may increase or decrease depending on the investment performance of the subaccounts you choose. There is no guaranteed minimum Accumulation Value in VAR.

The Accumulation Value of your Policy will be calculated initially on the later of the Issue Date or when we first receive a premium payment. After that, it is calculated on each Valuation Date. Valuation Dates are typically days when the New York Stock Exchange is open for unrestricted trading. On the initial valuation date, your Accumulation Value will equal the initial premium paid minus the Premium Expense Charge and the first Monthly Deduction. On each subsequent Valuation Date, your Accumulation Value will be (1) plus any transactions referred to in (2), (3) and (4) and minus any transactions referred to in (5), (6) and (7) which occur during the current Valuation Period, where:

(1)	is the sum of each Subaccount’s Accumulation Value as of the previous Valuation Date multiplied by each Subaccount’s Net Investment Factor for the current Valuation Period;

(2)	is Net Premiums allocated to VAR;

(3)	is transfers from the Loan Collateral Account as a result of loan repayments and reallocations of Accumulation Value from the General Account;

(4)	is interest on Policy Indebtedness credited to the variable Subaccounts;

(5)	is transfers to the Loan Collateral Account in connection with policy loans and reallocations of Accumulation Value to the General Account;

(6)	is any partial surrender made (and any Surrender Charge imposed); and

(7)	is the Monthly Deduction.

Net Investment Factor

We use a Net Investment Factor to measure investment performance of each Subaccount and to determine changes in unit value from one Valuation Period to the next. The Net Investment Factor for a Valuation Period is (a/b)–c where:

(a)	is (i) the value of the assets of the Subaccount at the end of the preceding Valuation Period, plus (ii) the investment income and capital gains, realized or unrealized, credited to the assets of the Subaccount during the Valuation Period for which the Net Investment Factor is being determined, minus, (iii) any amount charged against the Subaccount for taxes or any amount set aside during the Valuation Period by us to provide for taxes we determine are attributable to the operation or maintenance of that Subaccount (currently there are no such taxes);

(b)	is the value of the assets of the Subaccount at the end of the preceding Valuation period; and

(c)	is a charge no greater than 0.75% on an annual basis for mortality and expense risks. This amount may be reduced, depending on your Policy’s cash value. We are not currently reducing this amount.

Form 5560.5	24

DEATH BENEFITS AND POLICY VALUES

As long as the Policy remains in force we will, upon Receipt of due proof of the Insured’s death, pay the Policy Proceeds to the Beneficiary. The amount of the Death Benefit payable will be determined as of the date of death, or on the next following Valuation Date if the date of death is not a Valuation Date.

Unless a Settlement Option is elected, the Proceeds will be paid according to your Beneficiary’s selection from the settlement options listed in the Policy. We offer both beneficiaries and Policyholders a wide variety of Settlement options listed in the Policy. If no selection is made, the Proceeds will be paid in a lump sum.

Settlement Options

In addition to a lump sum payment of benefits under the Policy, any Proceeds may be paid in any of the five methods described in your Policy. The five Settlement Options are (i) Proceeds at interest (ii) Payment for a period of time (iii) Life Income (Under this option, the policy has no more value after the death of the Beneficiary.) (iv) Payment of Certain Amount or (v) Joint and Survivor life income. For more details, contact your registered representative. A settlement option may be designated by notifying us in writing at our Home Office. Any amount left with us for payment under a settlement option will be transferred to the General Account. During the life of the Insured, the Policyholder may select a settlement option. If a settlement option has not been chosen at the Insured’s death, the Beneficiary may choose one. If a Beneficiary is changed, the settlement option selection will no longer be in effect unless the Policyholder requests that it continue. A settlement option may be elected only if the amount of the Proceeds is $5,000 or more. In some states, the Beneficiary may select a settlement option other than a lump sum distribution even if the amount of the Proceeds are less than $5,000. We can change the interval of payments if necessary to increase the payments to at least $25 each.

The Policy provides for two Death Benefit options: a level option (“Option A”) and a variable option (“Option B”). Generally, you designate the Death Benefit option in your Policy application. Subject to certain restrictions, you may change the Death Benefit option from time to time. As long as the Policy remains in force, the Death Benefit under either option will never be less than the Stated Amount of the Policy.

Option A — Level Benefit

The Death Benefit is the greater of:

•	the Policy’s Stated Amount on the date of death, or

•	the Death Benefit determined by the Corridor Percentage Test.

The death benefit determined by the Corridor Percentage Test equals the Accumulation Value of the Policy on the date of death plus such Accumulation Value multiplied by the corridor percentage. The corridor percentage varies with Attained Age, as indicated in the following table:

Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage
40 & below	150%	52	71%	64	22%	91	4%
41	143	53	64	65	20	92	3%
42	136	54	57	66	19	93	2%
43	129	55	50	67	18	94	1%
44	122	56	46	68	17	95 & above	0%
45	115	57	42	69	16
46	109	58	38	70	15
47	103	59	34	71	13
48	97	60	30	72	11
49	91	61	28	73	9
50	85	62	26	74	7
51	78	63	24	75-90	5

Illustration of Option A.  The purpose of this illustration is to provide an example of how the corridor percentage affects the Death Benefit. Assume that the Insured’s Attained Age at time of death is 40 and the Stated Amount of the Policy is $100,000.

Under these circumstances, any time the Accumulation Value of the Policy is less than $40,000.00, the Death Benefit will be the Stated Amount. However, any time the Accumulation Value exceeds $40,000.00, the Death Benefit will be greater than the Policy’s $100,000.00 Stated Amount due to the Corridor Percentage Test. This is because the Death Benefit for an Insured who dies at age 40 must be at least equal to the Accumulation Value plus 150% of the Accumulation Value. Consequently, each additional dollar added to Accumulation Value above $40,000.00 will increase the Death Benefit by $2.50. Similarly, to the extent Accumulation Value exceeds $40,000.00, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $48,000.00 to $40,000.00, the Death Benefit will be reduced from $120,000.00 to $100,000.00. However, further reductions in the Accumulation Value below the $40,000.00 level will not affect the Death Benefit so long as the reductions are due to performance. Reductions due to surrenders, loans and partial surrenders do affect the Death Benefit.

Form 5560.5	25

In the foregoing example, the breakpoint of $40,000.00 of Accumulation Value for using the Corridor Percentage Test to calculate the Death Benefit was determined by dividing the $100,000.00 Stated Amount by 100% plus 150% (the corridor percentage at age 40, as shown in the table above). For your Policy, you may make the corresponding determination by dividing your Stated Amount by 100% plus the corridor percentage for your Age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your Accumulation Value is greater than such dollar figure, your Death Benefit will be determined by the Corridor Percentage Test. If it is less, your Death Benefit will be your Stated Amount.

Option B — Variable Benefit

The Death Benefit is equal to the greater of:

•	the Stated Amount plus the Accumulation Value on the date of death, or

•	the Death Benefit determined by the corridor percentage as described above and using the following table of corridor percentages.

Illustration of Option B.  Again assume that the Insured’s Attained Age at the time of death is 40 and that the Stated Amount of the policy is $100,000.00.

Under these circumstances, a Policy with Accumulation Value of $20,000.00 will have a Death Benefit of $120,000.00 ($100,000.00 + $20,000.00). An Accumulation Value of $60,000.00 will yield a Death Benefit of $160,000.00 ($100,000.00 + $60,000.00). The Death Benefit under this illustration, however, must be at least equal to the Accumulation Value plus 150% of the Policy’s Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,667.00, the Death Benefit will be greater than the Stated Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,667.00 will increase the Death Benefit by $2.50. Under this illustration, a policy with an Accumulation Value of $80,000.00 will provide a Death Benefit of $200,000.00 ($80,000.00 + (150% x $80,000.00)).

Similarly, to the extent that Accumulation Value exceeds $66,667.00, each dollar taken out of Accumulation Value reduces the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000.00 to $68,000.00, the Death Benefit will be reduced from $200,000.00 to $170,000.00.

In the foregoing example, the breakpoint of $66,667.00 of Accumulation Value for using the Corridor Percentage Test to calculate the Death Benefit was determined by dividing the $100,000.00 Stated Amount by 150% (the corridor percentage at age 40, as shown in the table above). For your Policy, you may make the corresponding determination by dividing your Stated Amount by the corridor percentage for your Age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the Corridor Percentage Test. If your Accumulation Value is greater than such dollar figure, your Death Benefit will be determined by the Corridor Percentage Test. If it is less, your Death Benefit will be your Stated Amount plus your Accumulation Value.

Change in Death Benefit Option

Generally, after the second Policy Year, you may change your Death Benefit option on any Process Day by sending us a written request. We may, in our discretion, refuse to accept a change in Death Benefit option that will disqualify the policy as a life insurance contract under the Code. Changing Death Benefit options from Option B to Option A will not require evidence of insurability. Changing Death Benefit options from Option A to Option B may require evidence of insurability. The effective date of any such change will be the Process Day on or following the date of Receipt of your request.

As a general rule, when you wish to have favorable investment performance reflected in higher Accumulation Value, you should elect the Option A Death Benefit. Conversely, when you wish to have favorable investment performance reflected in increased insurance coverage, you should generally elect the Option B Death Benefit.

If you change your Death Benefit from Option A to Option B, your new Stated Amount will decrease by the accumulated value at the time of the change. This change may not be permitted if the new Stated Amount is less than issue amount limits.

Form 5560.5	26

If you change your Death Benefit option from Option B to Option A, your Stated Amount will be increased by the amount of your Accumulation Value to equal the Death Benefit which would have been payable under Option B on the effective date of the change. For example, an Option B policy with a $100,000.00 Stated Amount and $20,000.00 Accumulation Value ($120,000.00 Death Benefit) would be converted to a Option A policy with $120,000.00 Stated Amount. Again, the Death Benefit would remain the same on the effective date of the change. A change in the Death Benefit option will not alter the amount of the Accumulation Value or the Death Benefit payable under the Policy on the effective date of the change. However, switching between the variable and the level options will alter your insurance program with consequent effects on the level of your future Death Benefits, Accumulation Values and premiums. For a given Stated Amount, the Death Benefit will be greater under Option B than under Option A, but the Monthly Deduction will be greater under Option B than under Option A. Furthermore, assuming your Accumulation Value continues to increase, your future cost of insurance charges will be higher after a change from Option A to Option B and lower after a change from Option B to Option A. If your Accumulation Value decreases in the future, the opposite will be true. Changes in the cost of insurance charges have no effect on your Death Benefit under Option A. Under Option B, however, increased cost of insurance charges will reduce the future Accumulation Value and Death Benefit to less than they otherwise would be.

Death Benefit Guarantee

We guarantee that the Policy will not lapse during the Death Benefit Guarantee Period provided you pay the Minimum Premium. The amount of any policy loans and partial surrenders will count against the cumulative total premium payments you have made. As long as the Death Benefit Guarantee is in effect, the Policy will not lapse even if, because of adverse investment performance, the Cash Surrender Value falls below the amount needed to pay the next Monthly Deduction. A charge per $1,000 of stated amount will be made for each month the death benefit guarantee is in effect. The charge is $0.00 if you choose a 5 year guarantee; $0.01 if you choose the guarantee to the later of age 70 or 10 years, or $0.03 if you choose the guarantee to maturity. (Only the 5 year guarantee is available in Massachusetts and Texas.)

If on any Process Day the Minimum Premium requirement is not met, we will send you a notice of the required payment. If we do not receive the required payment within 61 days of the date of the mailing of such notice, the Death Benefit Guarantee will no longer be in effect. Generally, the Death Benefit Guarantee may not be reinstated once it has been lost.

Changes in Stated Amount

Subject to certain limitations, you may at any time after the first Policy Year increase your Policy’s Stated Amount or decrease your Stated Amount by sending us a written request. We may limit you to two such changes in each Policy Year. Any change must be of at least $5,000. The effective date of the increase or decrease will be the process day on or following approval of the request. A change in Stated Amount will affect those charges assessed on a per $1000 of Stated Amount disclosed in the fee tables and Surrender Charges.

Increases.  An increase is treated similarly to the purchase of a new Policy. To obtain an increase, you must submit a supplemental application to us with satisfactory proof of insurability. An increase to the policy may result in a different cost of insurance charge for the increase depending upon insurability at the time of the increase. Depending on your Accumulation Value, you may or may not have to pay additional premiums to obtain an increase. If you must pay an additional premium, we must receive it by the effective date of the increase. The Minimum Premium required to maintain the Death Benefit Guarantee will be increased upon an increase in Stated Amount.

After an increase, a portion of your premium payments will be allocated to the increase. The allocated amounts will be in the same proportion to your total premium payments as the guideline annual premium for the increase is to the guideline annual premium for your initial Stated Amount plus the guideline annual premiums for all increases.

Only the increase in Stated Amount will be subject to the additional Surrender Charge.

With respect to premiums allocated to an increase, you will have the same free look and conversion rights with respect to an increase as with the initial purchase of your Policy.

Decreases.  You may decrease your Stated Amount after the first Policy Year from the issue date or the date of any increase, subject to the following limitations:

•	The Stated Amount after any requested decrease may not be less than the minimum Stated Amount of $50,000.

•	We will not permit a decrease in stated amount if the policy’s cash value is such that reducing the stated amount would cause the policy to cease to be life insurance as determined by the corridor percentage test.

•	We will not permit a decrease in Stated Amount if the decrease would disqualify the policy as life insurance under the Code.

Form 5560.5	27

If you decrease your Stated Amount, we will deduct any applicable Surrender Charge from your Accumulation Value. For purposes of calculating the amount of that Surrender Charge and the cost of insurance charge on your remaining coverage, a decrease in Stated Amount will reduce your existing Stated Amount in the following order:

•	the Stated Amount provided by your most recent increase,

•	your next most recent increases successively, and

•	your initial Stated Amount.

The Minimum Premium required to maintain the Death Benefit Guarantee will be reduced upon a decrease in Stated Amount.

SURRENDERS AND PARTIAL SURRENDERS

As an alternative to obtaining access to your Accumulation Value by using the loan provisions, you may obtain your Cash Surrender Value by exercising your surrender or partial surrender privileges. Partial or Full Surrenders, however, may involve tax liability.

You may surrender your Policy in full at any time by sending a written request on a form acceptable to us together with the Policy to our Home Office. The Cash Surrender Value of the Policy equals the Accumulation Value less any applicable Surrender Charges. Increases in Stated Amount carry their own Surrender Charge period, therefore, the total Surrender Charge may vary based on the total number of increases during the Policy period. Upon surrender, the amount of any outstanding loans will be deducted from the Cash Surrender Value to determine the Proceeds. The Proceeds will be determined on the Valuation Date on which the request for surrender is received. For example, if we receive your request in Good Order by 4:00 p.m. (Eastern Time) on a day when the New York Stock Exchange is open for unrestricted trading, the Proceeds will be determined using that day’s price. Proceeds will generally be paid within seven days of Receipt of a request for surrender.

After the first year after the Issue Date, you may obtain a portion of your Accumulation Value upon partial surrender of the Policy. Partial surrenders cannot be made more than twice during any Policy Year. The amount of any partial surrender may not exceed the Cash Surrender Value, minus:

•	any outstanding Policy Indebtedness,

•	an amount sufficient to cover the next two Monthly Deductions, and

•	the Administrative Fee of $25 or 2% of the amount surrendered, if less.

We will reduce the Accumulation Value of your Policy by the amount of any gross partial surrender, which is equal to the amount disbursed plus the Administrative Fee plus any applicable Surrender Charge. If the Stated Amount has been increased, the amount of the partial surrender and any charges and fees arising out of such partial surrender will be applied to the Accumulation Value associated with each increase in the reverse order in which the increases were made. We will also treat your cumulative total premium payments as having been reduced by the amount of any partial surrender, which could cause the Death Benefit Guarantee to lapse.

Under Option A, a partial surrender reduces your Stated Amount. Such a surrender will result in a dollar for dollar reduction in the death Proceeds except when the death Proceeds of your Policy are determined by the Corridor Percentage Test. The Stated Amount remaining after a partial surrender may be no less than the minimum Stated Amount of $50,000. If increases in the Stated Amount have occurred previously, a partial surrender will first reduce the Stated Amount of the most recent increase, then the next most recent increases successively, then the initial Stated Amount.

Under Option B, a partial surrender reduces your Accumulation Value. Such a reduction will result in a dollar for dollar reduction in the death Proceeds except when the death Proceeds are determined by the Corridor Percentage Test. Because the Option B Death Benefit is the sum of the Accumulation Value and Stated Amount, a partial surrender under Option B does not reduce your Stated Amount but instead reduces Accumulation Value.

If the Proceeds payable under either Death Benefit option both before and after the partial surrender are determined by the Corridor Percentage Test, a partial surrender generally will result in a reduction in Proceeds equal to the amount paid upon such surrender plus such amount multiplied by the applicable corridor percentage.

During the first 20 Policy Years and for 20 years after the effective date of an increase, a Surrender Charge will be charged on the amount of partial surrenders in any Policy Year that exceeds 10% of the Cash Surrender Value as of the end of the previous Policy Year, in addition to the administrative fee of the lesser of $25 or 2% of the amount surrendered.

Form 5560.5	28

Loans

After the first Policy Year, you may borrow up to the Loan Value of your Policy by sending a written request on a form acceptable to us to our Home Office. The Loan Value is the Cash Surrender Value less the monthly charges, including the cost of insurance charges, on your Policy to the end of the current Policy Year. The Loan Value will never be less than 90% of the Cash Surrender Value. The amount available at any time for a policy loan is the Loan Value less the amount of any outstanding loan. We will generally distribute the loan Proceeds to you within seven days from Receipt of your request for the loan at our Home Office, although payment of the Proceeds may be postponed under certain circumstances. (See the “Postponement of Payments” section below.) In some circumstances, loans may involve tax liability. (See “Taxes”.)

When a loan is made, Accumulation Value in an amount equal to the loan will be taken from the General Account and each Subaccount in proportion to your Accumulation Value in the General Account and each Subaccount. This value is then held in the Loan Collateral Account and earns interest at an effective rate guaranteed to be at least 4% per year. Such interest is credited to the Subaccounts and the General Account in accordance with the premium allocation then in effect.

We charge you interest in advance on loans you take from your Policy values. The annual rate we deduct from your loan Proceeds is 7.40%. Due to the compounding of interest paid at the beginning of the year this amount is equivalent to an annual rate of 8.00% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the Policy Year. At the beginning of each subsequent Policy Year, if you fail to pay the interest in cash, we will transfer sufficient Accumulation Value from the General Account and each Subaccount to pay the interest for the following Policy Year. The allocation will be in proportion to your Accumulation Value in each Subaccount.

You may repay a loan at any time, in whole or in part, before we pay the Policy Proceeds. When you repay a loan, interest already charged covering any period after the repayment will reduce the amount necessary to repay the loan. Premiums paid in excess of any loan interest due and planned premium will be applied to reduce or repay such loan. When a loan repayment is made the Loan Collateral Account will be reduced by the amount of the repayment. The value of the repayment will be allocated first to the General Account until the amount in the General Account is equal to the amount which was in the General Account immediately prior to the loan. Thereafter, the additional portion of the repayment, if any, will be allocated to the General Account and each Subaccount using the same percentages used to allocate Net Premiums unless you give notice otherwise.

Any outstanding Policy Indebtedness will be subtracted from the Proceeds payable at the Insured’s death and from Cash Surrender Value upon complete surrender or maturity. We will also treat your cumulative total premium payments as having been reduced by an amount equal to the loan, which could cause the Death Benefit Guarantee to lapse. A loan, whether or not repaid, will have a permanent effect on a Policy’s Cash Surrender Value (and the Death Benefit under Option B policies) because the investment results of the Subaccounts will apply only to the amount remaining in the subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, Policy values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Policy values will be higher than they would have been had no loan been made.

Preferred Loans

A preferred loan is available at any time on or after the 10th Policy anniversary. There is a charge for this policy feature. In the first Policy Year in which you take a preferred loan, the maximum preferred loan available is 10% of the gross Loan Value. The gross Loan Value is the Cash Surrender Value minus an amount to cover monthly charges to the next Policy anniversary. In later Policy Years, you may increase your preferred loan by an amount not greater than 10% of the gross Loan Value. The total amount of the preferred loan amount may never exceed the gross Loan Value. Loan interest on preferred loans is payable in advance at an annual rate of 7.40%. Due to the compounding of interest paid at the beginning of the year this amount is equal to an annual rate of 8.00% if the interest was paid at the end of the year. The interest rate credited to the Accumulation Value equal to the loaned amount under this preferred loan provision is 8.00%.

Certain Policy loans may result in currently taxable income and tax penalties. If you are considering the use of Policy loans as retirement income, you should consult your personal tax adviser regarding potential tax consequences that may arise if you do not make necessary payments to keep the Policy from lapsing. The amount of the premium payments necessary to keep the Policy from lapsing will increase with your Age.

Postponement of Payments

Payment of any amount upon a complete or partial surrender, a Policy loan, or benefits payable at death or maturity may be postponed whenever:

Form 5560.5	29

•	the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the Exchange is restricted as determined by the Commission;

•	the Commission by order permits postponement for the protection of Policyholders; or

•	an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of VAR’s net assets.

We may also withhold payment of any increased Accumulation Value or Loan Value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

LAPSE AND REINSTATEMENT

Provided you pay the Minimum Premium and thereby keep the Death Benefit Guarantee in effect, your Policy will not lapse during the Death Benefit Guarantee Period. If you fail to pay the Minimum Premium and, as a result, the Death Benefit Guarantee is not in effect, the Policy will remain in force as long as the Cash Surrender value less any Policy Indebtedness is sufficient to pay the next Monthly Deduction. If the Cash Surrender Value less any Policy Indebtedness is insufficient to pay the next Monthly Deduction, you will be given a 61 day grace period within which to make a premium payment to avoid lapsing. The 61-day grace period begins on the due date of the monthly charges. The premium required to avoid lapse will be equal to the amount needed to allow the Cash Surrender Value less any Policy Indebtedness to cover the Monthly Deduction for two Policy Months. This required premium will be indicated in a written notice which we will send to you at the beginning of the grace period. The grace period begins when we mail the notice. In some states, we will also send the notice to a second addressee listed on the policy. The Policy will continue in force throughout the grace period, but if the required premium is not received in our Home Office by 4:00 p.m. Eastern Time on the last day of the grace period, the Policy will terminate without value at the end of the grace period. If the last day of the grace period is a Saturday, Sunday or a federal holiday, the required premium must be received in our Home Office by 4:00 p.m. Eastern Time the prior business day. If you die during the grace period, the Death Benefit will be reduced by the amount of any unpaid Monthly Deduction. However, the Policy will never lapse due to insufficient Cash Surrender Value as long as the Death Benefit Guarantee is in effect.

Reinstatement

If the Policy lapses, you may apply for reinstatement anytime within five years. Your policy will be reinstated if you supply proof of insurability as described in your contract and pay the reinstatement fee. The reinstatement fee is comprised of Accrued Monthly Deductions, two (2) months of Monthly Deductions calculated based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement, 6% interest on any outstanding loan amount from the time the policy lapsed and a Premium Expense Charge. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and the two (2) months of Monthly Deductions due at the time of reinstatement. Please see “Premium Expense Charge” for more information about the charge.

At the time of reinstatement, the policy will be restored to the same Accumulation Value you had when the policy lapsed. The Policy Date and Stated Amount, as well as your Subaccount allocations, remain the same as when the policy lapsed. Monthly deductions and charges for the Policy after reinstatement will be based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement.

Please see “Reinstatement Fee” for examples of the reinstatement fee calculation.

TAXES

The following description is a brief summary of some of the Code provisions which, in our opinion, may currently affect the Policy. This summary does not purport to be complete or to cover all situations, including the possible tax consequences of changes in ownership. Counsel and other competent tax advisers should be consulted for more complete information. Tax laws can change, even with respect to policies that have already been issued. Tax law revisions, with unfavorable consequences to policies offered by this prospectus, could have retroactive effect on previously issued policies or on subsequent voluntary transactions in previously issued policies.

Policy Proceeds

The Policy contains provisions not found in traditional life insurance policies providing only for fixed benefits. However, under the Code the Policy should qualify as a life insurance policy for federal income tax purposes as long as certain conditions are met. Consequently, the Proceeds of the Policy payable to the Beneficiary on the death of the Insured will generally be excluded from the Beneficiary’s income for purposes of federal income tax. As long as the Policy remains in effect, any increases in the value of the Policy will not be taxable.

Form 5560.5	30

Current tax rules and penalties on distributions from life insurance policies apply to any life insurance policy issued or materially changed on or after June 21, 1988 that is funded more heavily (faster) than a traditional whole life plan designed to be paid-up after the payment of level annual premiums over a seven-year period. Thus, for such a policy (called a “Modified Endowment Contract” in the Code), any distribution, including surrenders, partial surrenders, maturity Proceeds, and loans secured by the policy, during the Insured’s lifetime (but not payments received as an annuity or as a Death Benefit) would be included in the Policyholder’s gross income to the extent that the policy’s Cash Surrender Value exceeds the owner’s investment in the policy. In addition, a ten percent penalty tax applies to any such distribution from such a policy, to the extent includible in gross income, except if made:

•	after the taxpayer’s attaining age 59½,

•	as a result of his or her disability, or

•	in one of several prescribed forms of annuity payments.

Loans received under the Policy (unless the Policy is a Modified Endowment Contract (“MEC”)) will be construed as indebtedness of the Policyholder in the same manner as loans under a fixed benefit life insurance policy and no part of any loan under the Policy is expected to constitute income to the Policyholder. Interest payable with respect to such loans is not tax deductible. If the Policy is surrendered or lapsed, any Policy loan then in effect is treated as taxable income to the extent that the Policy’s Accumulation Value (including the loan amount) then exceeds your “basis” in the Policy. (Your “basis” equals the total amount of premiums that were paid into the Policy less any withdrawals from the Policy plus any amounts reported to you as taxable income due to loans secured by the Policy.) Federal estate and local estate, inheritance and other tax consequences of Policy ownership or Receipt of Policy Proceeds depend upon the circumstances of each Policyholder and Beneficiary.

Avoiding DEFRA

In order to ensure that premium payments made to your policy do not exceed DEFRA guidelines, which would cause your policy to no longer be considered as life insurance for tax purposes, we will only apply the portion of your premium payment that does not exceed the DEFRA guidelines. The remaining portion of your premium payment that we are not able to apply given DEFRA guidelines will be returned to you within five (5) business days. Please contact your tax advisor with any further questions regarding DEFRA.

Avoiding Modified Endowment Contracts

If you have previously authorized us to do so, we will hold your premium payment for up to ten (10) business days, if applying the premium payment before the due date would cause the Policy to be treated as a MEC for federal income tax purposes.

If (i) you have not given us prior authorization to hold your premium payment for up to ten (10) business days, and we determine your premium payment will cause your Policy to become a MEC if we apply your premium payment immediately or (ii) we determine that your premium will cause the Policy to become a MEC even if we wait ten (10) business days to apply the premium, we will attempt to contact you within two (2) business days to determine your intent regarding the premium payment. If you do not want the Policy to be treated as a MEC for tax purposes, we will (i) delay applying the premium for ten (10) business days, where applicable, or (ii) refund the premium payment to the payor of the premium payment within five (5) business days of confirming your intention. If we are unable to confirm your intentions within two (2) business days of Receipt of the premium payment, we will apply the premium payment as of the third Valuation Date, and your Policy will be treated as a MEC for federal income tax purposes.

Correction of Modified Endowment Contracts

If you have made premium payments in excess of the amount that would be permitted without your Policy being treated as a MEC under the Code, you may, upon timely written request, prevent that tax treatment by receiving a refund, without deduction of any charges, of the excess premium paid. Under the Code, such a corrective action must be completed by no later than 60 days after the end of the year following the date the Policy became a MEC.

Form 5560.5	31

Right to Charge for Company Taxes

We are presently taxed as a life insurance company under the provisions of the Code. The Tax Reform Act of 1984 specifically provides for adjustments in reserves for flexible premium policies, and we will reflect flexible premium life insurance operations in our tax return in accordance with such Act.

Currently, no charge is assessed against VAR for our federal taxes, or provision made for such taxes, that may be attributable to VAR. However, we may in the future charge each Subaccount of VAR for its portion of any tax charged to us in respect of that Subaccount or its assets. Under present law, we may incur state and local taxes (in addition to premium taxes) in several states. We may decide to assess charges for such taxes, or make provision for such taxes, against VAR. Any such charges against VAR or its Subaccounts could have an adverse effect on the investment performance of the Subaccounts.

LEGAL PROCEEDINGS

There are no legal proceedings to which VAR is a party or to which the assets of any of the Subaccounts of VAR are subject. We (including Ohio National Equities, Inc.) are not involved in any litigation that is of material importance in relation to our total assets or that relates to VAR.

FINANCIAL STATEMENTS

The financial statements of the Registrant, VAR, and the financial statements and schedules of the Depositor, Ohio National Life Assurance Corporation are included in the Statement of Additional Information (“SAI”). A copy of the SAI may be obtained by contacting your registered representative, by contacting us at 1-800-366-6654 or by writing us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on the Commission’s EDGAR System found at www.sec.gov.

PRIOR CONTRACTS

Vari-Vest I

From 1986 to April 30, 1993, we issued Vari-Vest I flexible premium variable life insurance contracts. Vari-Vest I is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest I owners receive this Vari-Vest V prospectus. The Vari-Vest I contracts that continue in existence are substantially the same as the contracts described in this prospectus, with the following exceptions.

You may invest in the following portfolios:

Ohio National Fund, Inc.
Equity	Millennium
Money Market	Aggressive Growth
Bond	Small Cap Growth
Omni	Mid Cap Opportunity
International	S&P 500 Index
International Small-Mid Company	Capital Appreciation
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio

Maturity of Vari-Vest I occurs at age 95.

References to Accumulation Value in this prospectus are equivalent to Vari-Vest I references to Cash Value.

The surrender charge for Vari-Vest I contracts is composed solely of the deferred underwriting charge because there is no contingent deferred sales charge for Vari-Vest I. During the first seven years your contract is in force or within seven years following an increase in the stated amount, a surrender charge applies if you surrender the contract in full or decrease your stated amount, or if you make partial surrenders of the contract within a contract year aggregating more than 10% of your cash surrender value as of the end of the previous contract year. The contract reserves the right to charge 100% of the surrender charge in each of seven successive years. Currently, we grade off the surrender charge in accordance with the table shown in this prospectus with the following changes: percentage of total charge in year 5 is 75%, in year 6 is 50% and in year 7 is 25%.

Form 5560.5	32

The loan collateral account guaranteed interest rate is 5%. The general account is also guaranteed to earn interest at an effective annual rate of 5%.

The death benefit guarantee is in effect until age 70 or ten years from the contract date, if later.

At any time during the first 24 months after we issue any increase in stated amount, you may convert your increase into a fixed benefit flexible premium life insurance policy by transferring your cash value to the general account. Your converted contract will have the same death benefit and the same amount at risk as did the increase.

The premium expense charge does not contain the federal tax charge described in this prospectus, but it does contain a sales load on premium payments in the first year and on premium payments allocated to an increase within one year of the date of the increase. Premiums up to the guideline premium will be subject to a 30% sales load for insureds under issue age 60 or a 20% sales load for insureds issue age 60 through 70. Premiums in excess of the guideline premium will be subject to a 7.5% sales load.

You will not be charged more than $25 for a special illustration of contract benefits.

For the Vari-Vest I contract, you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

Your contract is subject to a new surrender charge as a result of an increase in stated amount for only seven years.

You can decrease your stated amount without waiting two years from the date of increase.

The guideline annual premium for your contract is based on maturity at age 95 and, in addition to the other factors described in this prospectus, a guaranteed assumption of investment performance of 5%.

The monthly deduction for your contract includes a $5 administrative charge and a set risk charge of $.01 per $1000 of stated amount for the risk associated with the death benefit guarantee.

The cost of insurance is based on assumed interest at 5% per year and the death benefit at the beginning of the contract month divided by 1.0040741.

In the event of a misstatement of the age or sex of the insured in an application, the factor applied will be 1.0040741.

The following riders described in this prospectus are not available to you: preferred loan and continuation of coverage.

Vari-Vest II

From 1986 to April 2001, we issued Vari-Vest II flexible premium variable life insurance contracts. Vari-Vest II is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest II owners receive this Vari-Vest V prospectus. The Vari-Vest II contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

Maturity of Vari-Vest II occurs at age 95.

Accumulation value in the loan collateral account earns interest at an annual rate guaranteed to be at least 5%.

For the Vari-Vest II contract you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

The guideline annual premium is a level amount that should provide the benefits under the contract through age 95. The guideline annual premium is based on guaranteed assumptions with respect to expenses and the cost of insurance charges and investment performance of 5%.

The premium expense charge for Vari-Vest II includes a 4% deduction from premium payments for the life of the contract in addition to deductions for state premium tax and any other state and local taxes applicable to the Vari-Vest II contract.

Against the accumulation value of the Vari-Vest II contracts we deduct a monthly administrative expense charge of $5.00 and the death benefit guarantee charge is deducted at a monthly rate of $.01 per thousand of stated amount.

Form 5560.5	33

The contingent deferred sales charge is 46% of the premiums paid during the first two contract years up to two guideline annual premiums. For issue ages above age 55, this charge reduces and reaches 13% by age 74, according to the following chart:

Age at Issue or Increase	0-55	56-60	61-65	66-68	69-73	74 and over
Charge	46%	38%	30%	26%	20%	13%

While not obligated to do so, we intend to reduce the contingent deferred sales charge over the 10 year period to which it applies, pursuant to the following chart:

Year	1-6	7	8	9	10	11
Percent of Total Charge	100%	80%	60%	40%	20%	0%

The contingent deferred underwriting charge varies with age at issue or increases from $3.00 to $6.00 per thousand dollars of your first $500,000 of stated amount. These surrender charges apply during the first seven contract years following the contract date and the date of any increase in stated amount.

While not obligated to do so, we intend to reduce the contingent deferred underwriting charge according to the following chart:

Year	1-4	5	6	7	8
Percent of Total Charge	100%	75%	50%	25%	0%

There is a $25 service charge for any special illustration of contract benefits.

The partial surrender charge is charged during the first ten contract years and for ten years after the effective date of any increase in stated amount.

A Vari-Vest II contract has a Refund Right. Generally, we assess a contingent deferred sales charge if you surrender your contract within the first ten contract years following the contract date or the date of any increase. This is in addition to the 4% of premiums deducted for sales load as a component of the premium expense charge. The contingent deferred sales charge is a percentage of your premium payments made during the first two contract years up to a maximum of two guideline annual premiums. Such percentage varies with age at issue or increase. If the surrender takes place during the first two years following the issue date or the date of any increase, however, you will be entitled to a refund of a portion of the total sales charge that otherwise would be assessed: the 4% front-end load plus the contingent deferred sales charge imposed as part of the surrender charge.

The amount of your refund will be the difference between the combined 4% front-end charge and the contingent deferred sales charge described above and the maximum sales charge deductions for the first two contract years described below. The maximum sales charge during the first contract year is the lesser of 30% of premiums paid or 30% of one guideline annual premium plus 9% of any premium payment in excess of such guideline annual premium. During the second contract year, the maximum sales charge is 10% of premium payments up to the guideline annual premium and 9% of any excess. Consequently, if you surrender your contract in full during the second contract year, the contingent deferred sales charge will be limited to 30% of premiums paid in the first contract year up to a guideline annual premium, 10% of premiums paid during the second contract year up to a guideline annual premium and 9% of any premiums paid in excess of a guideline annual premium in either or both years.

Legal requirements in connection with the refund right give rise to a timing disparity for backdated contracts. The contract date is prior to the issue date for a backdated contract. As a result, the refund right will extend beyond the end of the second contract year for such contracts. To avoid any difference in treatment between backdated and non-backdated contracts, we have structured the contingent deferred sales charge to apply only to certain premium payments made during the first two contract years. As a result, the refund right applies to the same premium payments for both backdated and non-backdated contracts, even though the right lasts longer in terms of contract months and years for the latter type of contract.

Illustration of Refund. Assume that you are 45 years old, have paid $1,500 in premiums in each of the first two contract years; your guideline annual premium is $1,000; and still in the second contract year you decide to surrender your contract.

In the absence of a refund right, we would assess a contingent deferred sales charge of $920 (46% of $2,000, which is actual premiums paid up to two guideline annual premiums in the first two contract years, there being no contingent deferred sales charge on the $1,000 of premium payments in excess of two guideline annual premiums).

Form 5560.5	34

The $920 contingent deferred sales charge is in addition to the $120 (4% of $3,000) charged as front-end sales load. Thus, in the absence of a refund right, a total of $1,040 would be charged.

Based on the formula described above, however, the maximum allowable sales charge in the second contract year is

$490, which is the sum of $300 (30% of $1,000, which is actual payments in the first contract year up to a guideline annual premium) plus $100 (10% of $1,000, which is actual payments in the second contract year up to a guideline annual premium) plus $90 (9% of $1,000, which is actual payments in excess of a guideline annual premium in both contract years). Consequently, upon surrender, you would receive your cash surrender value plus $550 ($1,040 less $490, which is the difference between the combined 4% front-end sales load ($120) plus the contingent deferred sales charge generally applicable ($920) (totaling $1,040) and the maximum allowable sales charge in the second contract year ($490)).

In addition, if your contract lapses within two years of the issue date or the date of any increase, you will be entitled to a refund of a portion of the combined 4% front-end sales load and the contingent deferred sales charge allocated to your initial contract or increase during the first two contract years. The amount of such refund will be calculated in the same manner as described above with respect to surrenders, except that any amounts applied to keep your contract in force during the grace period will be offset against such refund.

Vari-Vest III

From 1986 to April 30, 1993, we issued Vari-Vest III single premium variable life insurance contracts. Vari-Vest III is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest III owners receive this Vari-Vest V prospectus. The Vari-Vest III contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

You may invest in the following portfolios:

Ohio National Fund, Inc.
Equity	Millennium
Money Market	Aggressive Growth
Bond	Small Cap Growth
Omni	Mid Cap Opportunity
International	S&P 500 Index
International Small-Mid Company	Capital Appreciation
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio

Maturity of Vari-Vest III occurs at age 95.

References to Accumulation Value in this prospectus are equivalent to Vari-Vest III references to Cash Value.

Loan value will never be less than 90% of your cash surrender value. Loan interest is payable in advance at a variable rate of no less than 6%. The rate in each contract year will be the rate we set on the previous June 30. To the extent your cash surrender value exceeds your gross premium payments under the contract and to the extent you have borrowed such excess, we intend to credit interest to the loan collateral account at a rate that is .50% less than the effective compound annual loan interest rate charged on the loan. To the extent your loans exceed any such excess, we intend to credit interest to the loan collateral account at a rate that is 2% less than the effective compound annual loan interest rate charged on the loan.

Your contract does not allow for partial surrenders.

The required initial premium for an increase in stated amount is the greater of $1000 or 75% of the guideline single premium for the stated amount of the increase. All premium payments after the required initial premium for your initial stated amount are termed subsequent premiums. If there is contract indebtedness outstanding, subsequent premiums will be treated as loan repayments until the indebtedness is eliminated. Otherwise, you may designate subsequent premiums as additional premiums with respect to your existing stated amount or as initial premiums for increases in your stated amount. Additional premiums enhance the investment element of your contract and are not subject to the contingent deferred sales charge; initial premiums for increases in stated amount enhance the insurance element of your contract and are subject to the contingent deferred sales charge.

You may not designate subsequent premiums as additional premiums if those premiums would cause your contract to violate the Code’s definition of life insurance.

Form 5560.5	35

The surrender charge for Vari-Vest III contracts is charged in the event of full surrender, lapse or decrease in stated amount during the first ten contract years following the contract date and the date of any increase in stated amount. The charge consists of the deferred underwriting charge and a contingent deferred sales charge which, during the contract year following an increase in stated amount, is 8% of the required initial premium for the increase. Thereafter, the charge grades down to zero over the applicable ten year period as follows: Year One: 8%; Year Two: 7.2%; Year Three: 6.4%; Year Four: 5.6%; Year Five: 4.8%; Year Six: 4.0%; Year Seven: 3.2%; Year Eight: 2.4%; Year Nine: 1.6%; Year Ten: 0.8%. The contingent deferred sales charge does not apply to premiums required to prevent lapse during the contract’s grace period, nor to reinstatement premiums.

The charge also includes a contingent deferred underwriting charge if you: surrender the contract in full, lapse or decrease your stated amount during the first seven years it is in force or within seven years following an increase in the stated amount. The contract reserves the right to charge 100% of the surrender charge in each of seven successive years.

Currently, we grade off the surrender charge in accordance with the table shown in this prospectus with the following changes: percentage of total charge in year 5 is 75%, in year 6 is 50% and in year 7 is 25%.

The loan collateral account guaranteed interest rate is 5%. The general account is also guaranteed to earn interest at an effective annual rate of 5%.

There is no death benefit guarantee.

At any time during the first 24 months after we issue any increase in stated amount, you may convert your increase into a fixed benefit flexible premium life insurance policy by transferring your cash value to the general account. Your converted contract will have the same death benefit and the same amount at risk as did the increase.

The premium expense charge contains only the state premium tax.

You will not be charged more than $25 for a special illustration of contract benefits.

The monthly minimum premium will increase substantially after the death benefit guarantee period (age 70 or ten years from the contract date, if later).

Your contract is subject to a new surrender charge as a result of an increase in stated amount for only seven years.

To increase your stated amount, you must pay at least the required initial premium for the increase. We will inform you of the amount of the required initial premium for the increase requested and we must receive it by the effective date of the increase.

You can decrease your stated amount after one year from the date of increase, and there is no minimum stated amount.

The guideline annual premium for your contract is based on maturity at age 95 and, in addition to the other factors described in this prospectus, a guaranteed assumption of investment performance of 5%.

The monthly deduction for your contract includes only a $5 administrative charge and the cost of additional insurance benefits provided by rider.

The cost of insurance is based on assumed interest at 5% per year and the death benefit at the beginning of the contract month divided by 1.0040741.

In the event of a misstatement of the age or sex of the insured in an application, the factor applied will be 1.0040741.

The following riders described in this prospectus are not available to you: additional term, family plan, guaranteed purchase option, waiver of premium, preferred loan, continuation of coverage, and accelerated death benefit. In other words, only the accidental death rider is available.

Generally, any Vari-Vest III contract will constitute a modified endowment contract (“MEC”).

Vari-Vest IV

From 1996 to April 2001, we issued Vari-Vest IV flexible premium variable life insurance contracts. Vari-Vest IV is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest IV owners receive this Vari-Vest V prospectus. The Vari-Vest IV contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

The contract has a minimum stated amount of $100,000.

The contract has a maximum issue age of 70

Maturity of Vari-Vest IV occurs at age 95.

Form 5560.5	36

If you have attained at least age 65 and the contract has been in effect at least 10 contract years, we will credit interest in the loan collateral account at an annual rate guaranteed to be at least 8%.

For the Vari-Vest IV contract you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

If you selected the five year period for the death benefit guarantee, we may, at our sole discretion, decide to extend the death benefit guarantee period. We will notify you if we extend the period and allow you the opportunity to opt out.

The guideline annual premium is a level amount that should provide the benefits under the contract through age 95. The guideline annual premium is based on guaranteed assumptions with respect to expenses and the cost of insurance charges and investment performance of 4%.

The premium expense charge for Vari-Vest IV includes a 4% deduction from premium payments for the life of the contract in addition to deductions for state premium tax and any other state and local taxes applicable to the Vari-Vest IV contract.

Against the accumulation value of the Vari-Vest IV contracts we deduct a monthly administrative expense charge of $5.00 and the death benefit guarantee charge is deducted at a monthly rate of $.01 per thousand of stated amount.

The contingent deferred sales charge is 46% of the premiums paid during the first two contract years up to two guideline annual premiums. For issue ages above age 55, this charge reduces and reaches 13% by age 74, according to the following chart:

Age at Issue or Increase	0-55	56-60	61-65	66-68	69-73	74 and over
Charge	46%	38%	30%	26%	20%	13%

The contingent deferred underwriting charge varies with age at issue or increases from $3.00 to $6.00 per thousand dollars of your first $500,000 of stated amount. These surrender charges apply during the first seven contract years following the contract date and the date of any increase in stated amount.

There is a $25 service charge for any special illustration of contract benefits.

The partial surrender charge is charged during the first ten contract years and for ten years after the effective date of any increase in stated amount.

A Vari-Vest IV contract has a Refund Right. Generally, we assess a contingent deferred sales charge if you surrender your contract within the first ten contract years following the contract date or the date of any increase. This is in addition to the 4% of premiums deducted for sales load as a component of the premium expense charge. The contingent deferred sales charge is a percentage of your premium payments made during the first two contract years up to a maximum of two guideline annual premiums. Such percentage varies with age at issue or increase. If the surrender takes place during the first two years following the issue date or the date of any increase, however, you will be entitled to a refund of a portion of the total sales charge that otherwise would be assessed: the 4% front-end load plus the contingent deferred sales charge imposed as part of the surrender charge.

The amount of your refund will be the difference between the combined 4% front-end charge and the contingent deferred sales charge described above and the maximum sales charge deductions for the first two contract years described below. The maximum sales charge during the first contract year is the lesser of 30% of premiums paid or 30% of one guideline annual premium plus 9% of any premium payment in excess of such guideline annual premium. During the second contract year, the maximum sales charge is 10% of premium payments up to the guideline annual premium and 9% of any excess. Consequently, if you surrender your contract in full during the second contract year, the contingent deferred sales charge will be limited to 30% of premiums paid in the first contract year up to a guideline annual premium, 10% of premiums paid during the second contract year up to a guideline annual premium and 9% of any premiums paid in excess of a guideline annual premium in either or both years.

Legal requirements in connection with the refund right give rise to a timing disparity for backdated contracts. The contract date is prior to the issue date for a backdated contract. As a result, the refund right will extend beyond the end of the second contract year for such contracts. To avoid any difference in treatment between backdated and non-backdated contracts, we have structured the contingent deferred sales charge to apply only to certain premium payments made during the first two contract years. As a result, the refund right applies to the same premium payments for both backdated and non-backdated contracts, even though the right lasts longer in terms of contract months and years for the latter type of contract.

Form 5560.5	37

Illustration of Refund. Assume that you are 45 years old, have paid $1,500 in premiums in each of the first two contract years; your guideline annual premium is $1,000; and still in the second contract year you decide to surrender your contract.

In the absence of a refund right, we would assess a contingent deferred sales charge of $920 (46% of $2,000, which is actual premiums paid up to two guideline annual premiums in the first two contract years, there being no contingent deferred sales charge on the $1,000 of premium payments in excess of two guideline annual premiums). The $920 contingent deferred sales charge is in addition to the $120 (4% of $3,000) charged as front-end sales load. Thus, in the absence of a refund right, a total of $1,040 would be charged.

Based on the formula described above, however, the maximum allowable sales charge in the second contract year is $490, which is the sum of $300 (30% of $1,000, which is actual payments in the first contract year up to a guideline annual premium) plus $100 (10% of $1,000, which is actual payments in the second contract year up to a guideline annual premium) plus $90 (9% of $1,000, which is actual payments in excess of a guideline annual premium in both contract years). Consequently, upon surrender, you would receive your cash surrender value plus $550 ($1,040 less $490, which is the difference between the combined 4% front-end sales load ($120) plus the contingent deferred sales charge generally applicable ($920) (totaling $1,040) and the maximum allowable sales charge in the second contract year ($490)).

In addition, if your contract lapses within two years of the issue date or the date of any increase, you will be entitled to a refund of a portion of the combined 4% front-end sales load and the contingent deferred sales charge allocated to your initial contract or increase during the first two contract years. The amount of such refund will be calculated in the same manner as described above with respect to surrenders, except that any amounts applied to keep your contract in force during the grace period will be offset against such refund.

GLOSSARY

We have tried to make this prospectus as easy to read as possible. However, because of the complexity of the Policy, it is sometimes necessary to use technical or defined terms. Listed below are some of the unfamiliar terms you may see in this prospectus.

Accumulation Value — the sum of the policy’s values in the Subaccounts, the General Account and the Loan Collateral Account.

Accrued Monthly Deduction — monthly deductions accrued and outstanding as of the date the policy lapses.

Age — the Insured’s age at his or her nearest birthday.

Attained Age — the Insured’s age at the end of the most recent policy year.

Beneficiary — the Beneficiary designated by the Policyholder in the application or in the latest notification of change of Beneficiary filed with us. If the Policyholder is the Insured and if no Beneficiary survives the Insured, the Insured’s estate will be the Beneficiary. If the Policyholder is not the Insured and no Beneficiary survives the Insured, the Policyholder or the Policyholder’s estate will be the Beneficiary.

Cash Surrender Value — the Accumulation Value minus any applicable Surrender Charges. The Cash Surrender Value is subject to Policy Indebtedness.

Code — the Internal Revenue Code of 1986, as amended and all related regulations.

Commission — the Securities and Exchange Commission.

Corridor Percentage Test — a method of determining the minimum Death Benefit as required by the Code to qualify the policy as a “life insurance contract”. The minimum Death Benefit equals the Accumulation Value plus the Accumulation Value multiplied by a percentage that varies with Age as specified by the Code.

Death Benefit — the amount payable upon the death of the Insured, before deductions for policy indebtedness and unpaid Monthly Deductions.

Death Benefit Guarantee — our guarantee that the policy will not lapse so long as you have met the Minimum Premium requirement and the policy is still within the Death Benefit Guarantee period.

General Account — our assets other than those allocated to our separate accounts. The General Account may also be called the Guaranteed Account or the Fixed Account.

Good Order — an instruction or request is in Good Order when it is received in our Home Office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form. If we do require it be given in a certain form then the instruction or request submitted must comply with the specified form to be in Good Order.

Form 5560.5	38

Guideline Annual Premium — the annual premium that would be payable through the policy Maturity Date for a specified Stated Amount of coverage if we scheduled premiums as to both timing and amount and such premiums were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at an annual effective rate of 4%, and fees and charges as set forth in the policy. This is the maximum premium permitted under the Code. All policy changes affect the Guideline Annual Premium, and we may, in our discretion, refuse to accept any policy change that would cause the policy to be disqualified as life insurance under the Code.

Home Office — our principal executive offices located at One Financial Way, Cincinnati, Ohio 45242.

Initial Premium — an amount you must pay to begin policy coverage. It must be at least equal to one monthly Minimum Premium.

Insured — the person upon whose life the policy is issued.

Issue Date — the date we approve your application and issue your policy. The Issue Date will be the same as the Policy Date except for backdated policies, for which the Policy Date will be prior to the Issue Date.

Loan Collateral Account — an account to which Accumulation Value in an amount equal to a policy loan is transferred pro rata from the Subaccounts of VAR and the General Account.

Loan Value — the maximum amount that you may borrow under the policy. The Loan Value equals the Cash Surrender Value minus the cost of insurance charges for the balance of the Policy Year. The Loan Value minus Policy Indebtedness equals the amount you may borrow at any given time.

Maturity Date — unless otherwise specified in the policy, the Maturity Date is the end of the Policy Year nearest the Insured’s 100th birthday.

Minimum Premium — the monthly premium set forth on the specification page of your policy or any endorsement sent to you following a policy change necessary to maintain the Death Benefit Guarantee. Although we express the Minimum Premium as a monthly amount, you need not pay it each month. Rather, you must pay, cumulatively, premiums that equal or exceed the sum of the Minimum Premiums required for each month that the Death Benefit Guarantee remains active. The cumulative Minimum Premium is reduced by all loans and partial surrenders.

Monthly Deduction — the monthly charge against cash value which includes the cost of insurance, an administration charge, and the cost of any optional insurance benefits added by rider.

Net Investment Factor — the percentage change in value of a Subaccount from one Valuation Period to the next.

Net Premiums — the premiums you pay less the Premium Expense Charge.

Planned Premium — a schedule indicating the Policyholder’s Planned Premium payments under the policy. The schedule is a planning device only and you do not need to adhere to it.

Policy — the Vari-Vest V flexible premium variable life insurance policy. The policy may also be called the contract.

Policy Date — the date as of which insurance coverage and policy charges begin. The Policy Date is used to determine Policy Months and years.

Policy Month — each Policy Month starts on the same date in each calendar month as the Policy Date.

Policy Year — each Policy Year starts on the same date in each calendar year as the Policy Date.

Policy Indebtedness — the total of any unpaid policy loans.

Policyholder — the person so designated on the specification page of the policy. The Policyholder may also be called the contractowner.

Premium Expense Charge — an amount deducted from gross premiums consisting of a distribution charge and any state premium tax and other state and local taxes applicable to your policy.

Proceeds — the amount payable on surrender, maturity or death.

Process Day — the first day of each Policy Month. We deduct Monthly Deductions and credit any interest earned on any amounts in the fixed account or on any outstanding loan balance on this day.

Pronouns — “our”, “us” or “we” means Ohio National Life Assurance Corporation. “You”, “your” or “yours” means the Insured. If the Insured is not the Policyholder, “you”, “your” or “yours” means the Policyholder when referring to policy rights, payments and notices.

Form 5560.5	39

Receipt — with respect to transactions requiring valuation of variable account assets, a notice or request is deemed received by us on the date actually received if received on a Valuation Date before 4:00 p.m. Eastern Time. If received on a day that is not a Valuation Date or after 4:00 p.m. Eastern Time on a Valuation Date, it is deemed received on the next Valuation Date.

Settlement Options — methods of paying the Proceeds other than in a lump sum.

Stated Amount — the minimum Death Benefit payable under the policy as long as the policy remains in force and which is set forth on the specification page of your policy.

Stipulated Premium — an amount selected by the policyowner at the time of purchasing the policy that will be waived each period as planned premium if the Insured is totally disabled and exercises the Waiver of Premium for Total Disability rider.

Subaccount — a subdivision of VAR which invests exclusively in the shares of a corresponding portfolio of one of the Funds.

Surrender Charge — a two part charge assessed in connection with policy surrenders, partial surrenders, lapses and decreases in Stated Amount consisting of a contingent deferred sales charge applicable for 20 years and a contingent deferred insurance underwriting charge applicable for 8 years, from the Policy Date with respect to your initial Stated Amount and from the date of any increase in Stated Amount with respect to such increase. See the specification pages of your policy or the discussion under “Surrender Charges” for more information.

Valuation Date — each day on which the net asset value of Fund shares is determined. See the accompanying Fund prospectuses.

Valuation Period — the period of time from one determination of variable accumulation unit values to their next determination. Such values will be determined as often as we choose to do so, but will occur at least once a week or as often as required by the 1940 Act.

VAR — Ohio National Variable Account R.

Form 5560.5	40

To learn more about ONLAC, this Policy and Ohio National Life, you should read the SAI dated May 1, 2013. You can request a free copy of the SAI, request other information about this Policy or make inquires about your Policy by contacting your registered representative, by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242.

The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-1580. Additional information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-551-1580.

Investment Company Act of 1940 Registration File No. 811-4320
Securities Act of 1933 Registration File No. 333-16133*

Form 5560.5	41

Statement of Additional Information

Ohio National Life Assurance Corporation

One Financial Way

Cincinnati, Ohio 45242

Telephone (800) 366-6654

Ohio National Variable Account R

Vari-Vest V

Individual, Flexible Premium Variable Life Insurance Policy

This Statement of Additional Information contains additional information to the Prospectus for the individual, flexible premium variable life insurance policy (the “Policy”) issued by Ohio National Life Assurance Corporation (“the Company”). This Statement of Additional Information is not a prospectus and it should be read only in conjunction with the prospectus for the policy. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the prospectus by contacting your agent or representative or by writing us at the address above or calling us toll-free at the telephone number listed above.

May 1, 2013

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Table of Contents

General Information	2
Services	2
Additional Information about Operation of Policies and Registrant	3
Additional Information about Charges	3
Performance Data	4
Indemnification	5
Principal Underwriter	5
Financial Data	6

General Information

Ohio National Life Assurance Corporation

We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain nonparticipating insurance policies. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico.

Ohio National Variable Account R (“VAR”)

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law and federal securities law, VAR’s assets are held separate from our assets and exclusively for the benefit of policyholders and persons entitled to payments under the policy. VAR’s assets are not chargeable with liabilities arising out of our other business.

We keep VAR’s assets segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR’s subaccounts.

VAR has subaccounts corresponding to each of the Funds listed in the prospectus. VAR may in the future add or delete investment subaccounts. Each investment subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each subaccount are credited to or charged against that subaccount without regard to income or gains or losses from any other subaccount and do not reflect the investment experience of Ohio National Life Assurance Corporation’s other assets.

The Ohio National Life Insurance Company (“Ohio National Life”)

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $34.7 billion and equity in excess of $2.1 billion. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your policy.

Services

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account R and the financial statements and schedules of Ohio National Life Assurance Corporation for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2012 financial statements and schedules of Ohio National Life Assurance Corporation contains an explanatory paragraph referencing the Company’s retrospective adoption of Accounting Standards Update 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, OH 43215.

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Additional Information About Operation of Policies and Registrant

Additions, Deletions or Substitutions of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares held by any subaccount or which any subaccount may purchase. If shares of the Funds should no longer be available for investment or if, in the judgment of management, further investment in shares of the Funds would be inappropriate in view of the purposes of the policy, we may substitute shares of any other investment company for shares already purchased, or to be purchased in the future. No substitution of securities will take place without notice to and the consent of policyholders and without prior approval of the Commission, all to the extent required by the 1940 Act. In addition, the investment policy of VAR will not be changed without the approval of the Ohio Superintendent of Insurance and such approval will be on file with the state insurance regulator of the state where your policy was delivered.

Misstatements

If the age or sex of the insured has been misstated in an application, including a reinstatement application, and we become aware of the misstatement after the insured’s death, the amount payable under the policy by reason of the death of the insured will be 1.0024663 multiplied by the sum of (i) and (ii) where:

(i)	is the accumulation value on the date of death; and

(ii)	is the death benefit, less the accumulation value on the date of death, multiplied by the ratio of (a) the cost of insurance deducted on the Process Day nearest the insured’s death to (b) the cost of insurance that should have been deducted at the insured’s true age or sex.

If we become aware of the misstatement before the insured’s death, at time of discovery we will adjust the monthly Minimum Premium and charge from that time forward the Cost of Insurance for the insured’s correct age, sex and Stated Amount. We also reserve the right to adjust the Accumulation Value, the monthly Minimum Premium and/or the Stated Amount to account for any under-assessment of Cost of Insurance charges or monthly Minimum Premium in the past because of the misstatement of age and/or sex.

Suicide

The policy does not cover the risk of suicide or self-destruction within two years (one year depending upon state law) from the policy date or two years (one year depending upon state law) from the date of any increase in stated amount with respect to that increase, whether the insured is sane or insane. In the event of suicide within two years of the policy date, we will refund the greater of the cash value or premiums paid, without interest, less any policy indebtedness and less any partial surrender. In the event of suicide within two years of an increase in stated amount, we will refund the greater of the cash value or premiums allocated to the increase, without interest, less a deduction for a share of any policy indebtedness outstanding and any partial surrenders made since the increase. The share of indebtedness and partial surrenders so deducted will be determined by dividing the face amount of the increase by the total face amount at the time of death.

Beneficiaries

The primary and contingent beneficiaries are designated by the policyholder on the application. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest change filed with us. If more than one beneficiary survives the insured, the proceeds of the policy will be paid in equal shares to the survivors in the appropriate beneficiary class unless requested otherwise by the policyholder.

Non-Participating Policy

The policy does not share in our surplus distributions. No dividends are payable with respect to the policy.

Additional Information About Charges

Special Purchase Plans

Ohio National Life and its affiliated companies offer a credit on the purchase of policies by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional premium under the policy.

The amount of the initial credit equals 45% of the first policy year’s maximum commissionable premium or 45% of the maximum commissionable premium of an increase, which is credited to the General Account of the employee’s policy effective one day after the latest of the following three dates:

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•	the policy approval date,

•	the policy effective date, or

•	the date the initial payment is received.

The subsequent credit, which is based on 4.9% of first year premium in excess of the maximum commissionable premium plus 4.9% of premiums paid in policy years two through six, is credited to the General Account of the employee’s policy at the beginning of the seventh policy year. For any increase that occurs during the first six policy years, the 45% initial credit on the increase described above substitutes for the 4.9% subsequent credit on that portion of the premium attributable to the increase.

If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

Underwriting Procedures

Guaranteed maximum cost of insurance rates are based on the 2001 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status. The rates will reflect the insured’s risk classes.

Supplemental Benefits

There are several supplemental benefits or riders that will or may be added to your Policy. These riders or benefits may not be available in all states. All of the supplemental benefits or riders may impose additional charges which are disclosed in the prospectus.

Overloan Protection Rider — may prevent policy from lapsing if cash surrender value approaches loan value. Included with policies with GPT.

Additional Term Life Insurance Rider (Term Rider) — allows you to buy term insurance coverage as a part of your policy.

Waiver of Stipulated Premium — provides for a continuation of premium payments (at a predetermined level) if the insured becomes totally disabled for six months or more.

Accidental Death Benefit — provides for an additional death benefit if the insured’s death results from accidental injury and occurs within 180 days from the accident.

Guaranteed Purchase Option — provides the right to purchase additional permanent life insurance coverage, on certain predetermined future dates, without having to prove that you are still insurable.

Accelerated Death Benefit Rider (Lifetime Advantage Rider) — an accelerated death benefit option which allows the policyowner to receive up to 50% of a policy’s death benefit, up to $250,000 if the insured is diagnosed as terminally ill with twelve months or less to live. The maximum charge for this rider is $100.00 and it may be added to the Policy at any time.

Family Term Life Insurance Rider — provides term insurance coverage on your child(ren) as part of your Policy.

Term Life Insurance for Additional Insured Rider (Spouse Term Rider/Additional Insured Rider) — provides term insurance coverage on the insured’s spouse or someone other than the insured’s spouse or children as part of the Policy.

Exchange of Life Rider — Allows the named insured to be changed.

Performance Data

We may disclose yields, total returns and other performance data for the Portfolios. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Average Annual Total Return Calculations

Each Portfolio may advertise its average annual total return. We calculate each portfolio’s average annual total return using the following method:

•	A hypothetical $10,000 investment in each Portfolio on the first day of the period at the maximum offering price (“initial investment”) is assumed.

•	We calculate the ending value (“ending value”) of that investment at the end of 1-, 5- and 10-year periods. If average annual total return for a Subaccount is not available for a stated period, we may show average annual total return since Subaccount inception. The ending value reflects the effect of the mortality and expense risk charge and all other Investment Option operating expenses. We do not reflect any cost of insurance charges, premium taxes, surrender charges or any other insurance-related charges in the calculation.

•	The ending value is divided by the initial investment.

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•	The quotient is taken to the Nth root (N representing the number of years in the period), 1 is subtracted from the result and the result is expressed as a percentage to the nearest one-hundredth of one percent.

Indemnification

Our officers, directors and employees who have access to the assets of the variable account are covered by fidelity bonds issued by Fidelity & Deposit Company of Maryland in the aggregate amount of $25,000,000.

Principal Underwriter

Ohio National Equities, Inc. (“ONEQ”), an Ohio corporation and another wholly-owned subsidiary of Ohio National Life, is the principal underwriter of the policies. ONEQ is located at One Financial Way, Cincinnati, Ohio 45242. The policies are offered on a continuous basis.

Under a distribution and service agreement with ONEQ first executed on May 1, 1997, we reimburse it for any expenses incurred by it in connection with the distribution of the policies. This agreement may be terminated at any time by either party on 60 days’ written notice. The following chart shows the premium payments received by VAR for the last three years and the aggregate amount of commissions paid to ONEQ for contracts issued by VAR and the amounts retained by ONEQ for each of the last three years.

Year	Premiums Received by VAR	Aggregate Commissions	Retained Commissions
2012	$17,435,903	$769,469.96	$8,185.37
2011	$19,289,457	$ 634,492.34	$ 4,510.05
2010	$21,123,489	$ 600,934.81	$ 4,157.63

The policy is sold by individuals who, in addition to being licensed as life insurance agents, are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of Ohio National Life, or (b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the policies. ONESCO and the other broker-dealers are responsible for supervising and controlling the conduct of their registered representatives in connection with the offer and sale of the policy. ONESCO and the other broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority.

In addition to this and the other contracts issued by Ohio National Life Assurance Corporation and Ohio National Variable Account R, ONEQ also serves as the principal underwriter for variable annuity contracts issued by The Ohio National Life Insurance Company through Ohio National Variable Account A, Variable Account B, Variable Account C and Variable Account D and for variable life and annuity contracts issued by National Security Life and Annuity Company through National Security Variable Account L and Variable Account N, respectively.

The officers and directors of ONEQ are:

Gary T. Huffman	Director, Chairman and President
Thomas A. Barefield	Senior Vice President
Michael F. Haverkamp	Director and Secretary
Barbara A. Turner	Director and Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley, Jr.	Chief Compliance Officer

5

Financial Data

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the Statements of Operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contract and other subaccounts, withdrawals, surrenders and death benefit payments, surrender charges, lapse charges, and cost of insurance and other administrative fees. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contract owners’ equity, equals Contract Owners’ Equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount
718,051 Shares (Cost $15,566,292)	$15,466,810	$15,466,810

Money Market Subaccount
601,217 Shares (Cost $6,012,168)	6,012,168	6,012,168

Bond Subaccount
308,929 Shares (Cost $3,827,305)	4,655,567	4,655,567

Omni Subaccount
334,962 Shares (Cost $5,140,401)	5,634,068	5,634,068

International Subaccount
639,183 Shares (Cost $7,244,856)	7,932,265	7,932,265

Capital Appreciation Subaccount
410,192 Shares (Cost $6,557,851)	9,565,688	9,565,688

Millennium Subaccount
356,938 Shares (Cost $7,322,538)	8,398,749	8,398,749

International Small-Mid Company Subaccount
208,258 Shares (Cost $3,896,521)	4,898,225	4,898,225

Aggressive Growth Subaccount
362,032 Shares (Cost $2,827,462)	3,442,921	3,442,921

Small Cap Growth Subaccount
174,207 Shares (Cost $1,863,669)	2,715,881	2,715,881

Mid Cap Opportunity Subaccount
386,622 Shares (Cost $6,059,843)	8,242,791	8,242,791

S&P 500 Index Subaccount
1,312,846 Shares (Cost $16,671,465)	19,797,722	19,797,722

Strategic Value Subaccount
100,311 Shares (Cost $978,833)	1,112,451	1,112,451

High Income Bond Subaccount
261,787 Shares (Cost $2,746,163)	3,882,306	3,882,306

Capital Growth Subaccount
73,809 Shares (Cost $1,625,140)	2,268,152	2,268,152

Nasdaq-100 Index Subaccount
211,168 Shares (Cost $1,087,377)	1,446,500	1,446,500

Bristol Subaccount
50,865 Shares (Cost $589,361)	661,759	661,759

Bryton Growth Subaccount
66,815 Shares (Cost $766,684)	915,360	915,360

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
4,525 Shares (Cost $46,762)	$51,719	$51,719

Balanced Subaccount
24,472 Shares (Cost $340,510)	385,674	385,674

Income Opportunity Subaccount
2,314 Shares (Cost $27,602)	29,456	29,456

Target VIP Subaccount
19,149 Shares (Cost $176,928)	193,402	193,402

Target Equity/Income Subaccount
25,116 Shares (Cost $212,839)	205,446	205,446

Bristol Growth Subaccount
4,997 Shares (Cost $43,395)	53,266	53,266

Janus Aspen Series - Institutional Shares:
Janus Subaccount
214,559 Shares (Cost $4,982,812)	5,675,077	5,675,077

Worldwide Subaccount
76,329 Shares (Cost $2,339,356)	2,346,352	2,346,352

Balanced Subaccount
97,005 Shares (Cost $2,482,283)	2,635,618	2,635,618

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
11,841 Shares (Cost $224,027)	237,403	237,403

Small Cap Value Subaccount
6,997 Shares (Cost $70,936)	65,776	65,776

Discovery Subaccount
17,245 Shares (Cost $223,988)	433,888	433,888

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
261,310 Shares (Cost $2,721,485)	2,811,693	2,811,693

Structured U.S. Equity Subaccount
31,025 Shares (Cost $334,579)	376,646	376,646

Strategic Growth Subaccount
43,303 Shares (Cost $485,731)	600,182	600,182

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
334,330 Shares (Cost $6,380,497)	$7,428,803	$7,428,803

U.S. Small-Mid Cap Equity Subaccount
364,638 Shares (Cost $3,548,428)	2,658,208	2,658,208

U.S. Strategic Equity Subaccount
3,168 Shares (Cost $29,280)	33,076	33,076

International Equity Subaccount
23,527 Shares (Cost $266,562)	261,618	261,618

Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
387,120 Shares (Cost $10,815,931)	11,605,861	11,605,861

VIP Contrafund Subaccount
498,703 Shares (Cost $11,884,706)	12,966,288	12,966,288

VIP Growth Subaccount
63,620 Shares (Cost $2,154,920)	2,649,125	2,649,125

VIP Equity-Income Subaccount
136,634 Shares (Cost $2,571,471)	2,680,767	2,680,767

VIP Real Estate Subaccount
64,846 Shares (Cost $965,840)	1,104,321	1,104,321

Janus Aspen Series - Service Shares:
Janus Subaccount
74,433 Shares (Cost $1,541,456)	1,944,921	1,944,921

Worldwide Subaccount
64,572 Shares (Cost $1,716,271)	1,957,838	1,957,838

Balanced Subaccount
140,850 Shares (Cost $3,738,004)	4,002,963	4,002,963

Overseas Subaccount
159,649 Shares (Cost $6,847,065)	5,911,811	5,911,811

J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
34,033 Shares (Cost $389,461)	578,226	578,226

Mid Cap Value Subaccount
481,651 Shares (Cost $2,482,977)	3,935,085	3,935,085

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
29,958 Shares (Cost $436,669)	$449,674	$449,674

Investors Growth Stock Subaccount
20,966 Shares (Cost $205,692)	250,126	250,126

Mid Cap Growth Subaccount
54,565 Shares (Cost $299,645)	348,123	348,123

Total Return Subaccount
140,383 Shares (Cost $2,617,395)	2,779,586	2,779,586

The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount
12,579 Shares (Cost $260,820)	333,229	333,229

Jennison 20/20 Focus Subaccount
270,359 Shares (Cost $3,761,757)	4,209,490	4,209,490

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
317,769 Shares (Cost $4,229,240)	4,528,207	4,528,207

Total Return Subaccount
559,016 Shares (Cost $6,116,456)	6,456,637	6,456,637

Global Bond Subaccount
264,476 Shares (Cost $3,574,172)	3,628,616	3,628,616

CommodityRealReturn Strategy Subaccount
84,481 Shares (Cost $678,972)	602,347	602,347

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
15,494 Shares (Cost $260,074)	331,109	331,109

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
14,965 Shares (Cost $560,532)	602,360	602,360

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
547,386 Shares (Cost $5,030,217)	6,037,668	6,037,668

Micro-Cap Subaccount
332,689 Shares (Cost $3,518,046)	3,642,948	3,642,948

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
92,506 Shares (Cost $1,340,890)	$1,442,172	$1,442,172

Core Plus Fixed Income Class II Subaccount
23,168 Shares (Cost $236,428)	246,046	246,046

U.S. Real Estate Class II Subaccount
116,885 Shares (Cost $1,615,593)	1,814,056	1,814,056

Growth Class II Subaccount
10,891 Shares (Cost $203,359)	234,147	234,147

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount
5,142 Shares (Cost $148,439)	152,608	152,608

Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
9,628 Shares (Cost $184,756)	198,054	198,054

Legg Mason ClearBridge Variable Equity Income Builder Subaccount
5,777 Shares (Cost $61,206)	66,957	66,957

Legg Mason ClearBridge Variable Large Cap Value Subaccount
7,143 Shares (Cost $98,147)	110,075	110,075

Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
277,416 Shares (Cost $4,020,193)	4,180,655	4,180,655

Franklin Flex Cap Growth Securities Subaccount
24,770 Shares (Cost $266,094)	327,206	327,206

Templeton Foreign Securities Subaccount
103,204 Shares (Cost $1,390,533)	1,483,043	1,483,043

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount (a)
9,071 Shares (Cost $131,284)	121,826	121,826

Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
52,233 Shares (Cost $595,416)	585,005	585,005

Ibbotson Income & Growth ETF Asset Allocation Subaccount
11,461 Shares (Cost $120,139)	123,897	123,897

Ibbotson Balanced ETF Asset Allocation Subaccount
57,247 Shares (Cost $550,770)	587,358	587,358

Ibbotson Growth ETF Asset Allocation Subaccount
217,619 Shares (Cost $1,963,287)	2,036,917	2,036,917

Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
73,895 Shares (Cost $644,790)	725,647	725,647

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
1,565 Shares (Cost $22,650)	$23,148	$23,148

Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
5,063 Shares (Cost $53,520)	54,430	54,430

Structured U.S. Equity Subaccount
257 Shares (Cost $2,890)	3,125	3,125

Strategic Growth Subaccount
311 Shares (Cost $3,917)	4,313	4,313

Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
17,458 Shares (Cost $249,108)	267,453	267,453

Franklin Flex Cap Growth Securities Subaccount
470 Shares (Cost $5,460)	6,166	6,166

Templeton Foreign Securities Subaccount
4,398 Shares (Cost $56,000)	63,682	63,682

Franklin Templeton VIP Founding Funds Allocation Subaccount
6,777 Shares (Cost $49,187)	57,540	57,540

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
179,288 Shares (Cost $1,701,857)	1,923,024	1,923,024

VIP Global Natural Resources Subaccount
128,550 Shares (Cost $715,361)	647,852	647,852

VIP Science and Technology Subaccount
54,232 Shares (Cost $919,464)	981,800	981,800

Totals	$235,538,214	$235,538,214

(a)	Name change was effective May 1, 2012:

AMT Mid Cap Intrinsic Value Subaccount formerly known as AMT Regency Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount	International Small-Mid Company Subaccount
	2012	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$211,107	$0	$0	$73,240	$0	$56,110	$0	$0
Risk and administrative expense (note 2)	(101,974)	(34,363)	(26,285)	(41,767)	(52,953)	(62,280)	(62,897)	(32,471)

Net investment activity	109,133	(34,363)	(26,285)	31,473	(52,953)	(6,170)	(62,897)	(32,471)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(198,416)	(12)	143,103	78,071	(4,460)	551,945	224,515	195,137
Unrealized gain (loss)	2,255,269	0	136,363	491,169	1,407,488	928,376	574,842	790,128

Net gain (loss) on investments	2,056,853	(12)	279,466	569,240	1,403,028	1,480,321	799,357	985,265

Net increase (decrease) in contract owners’ from operations	$2,165,986	$(34,375)	$253,181	$600,713	$1,350,075	$1,474,151	$736,460	$952,794

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500 Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount	Nasdaq-100 Index Subaccount
	2012	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$0	$0	$0	$270,259	$16,643	$0	$0	$9,638
Risk and administrative expense (note 2)	(22,982)	(19,218)	(58,435)	(130,601)	(8,594)	(22,389)	(15,456)	(8,348)

Net investment activity	(22,982)	(19,218)	(58,435)	139,658	8,049	(22,389)	(15,456)	1,290

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	90,119	184,409	458,362	470,184	93,997	200,825	121,292	78,242
Unrealized gain (loss)	576,916	270,533	1,037,669	1,983,549	(11,122)	289,396	159,656	106,326

Net gain (loss) on investments	667,035	454,942	1,496,031	2,453,733	82,875	490,221	280,948	184,568

Net increase (decrease) in contract owners’ from operations	$644,053	$435,724	$1,437,596	$2,593,391	$90,924	$467,832	$265,492	$185,858

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Ohio National Fund, Inc.
	Bristol Subaccount	Bryton Growth Subaccount	U.S. Equity Subaccount	Balanced Subaccount	Income Opportunity Subaccount	Target VIP Subaccount	Target Equity/Income Subaccount	Bristol Growth Subaccount
	2012	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$3,775	$0	$289	$0	$0	$2,693	$4,164	$239
Risk and administrative expense (note 2)	(3,997)	(5,674)	(335)	(2,201)	(159)	(1,261)	(1,401)	(381)

Net investment activity	(222)	(5,674)	(46)	(2,201)	(159)	1,432	2,763	(142)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,026	32,941	339	8,747	1,230	2,002	(1,886)	365
Unrealized gain (loss)	67,800	58,008	4,879	28,512	787	19,475	19,692	4,664

Net gain (loss) on investments	74,826	90,949	5,218	37,259	2,017	21,477	17,806	5,029

Net increase (decrease) in contract owners’ from operations	$74,604	$85,275	$5,172	$35,058	$1,858	$22,909	$20,569	$4,887

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Janus Aspen Series - Institutional Shares			Wells Fargo Advantage Variable Trust Funds
	Janus Subaccount	Worldwide Subaccount	Balanced Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$30,998	$19,748	$102,981	$222	$576	$0
Risk and administrative expense (note 2)	(41,933)	(16,775)	(32,442)	(1,748)	(500)	(3,506)

Net investment activity	(10,935)	2,973	70,539	(1,526)	76	(3,506)

Reinvested capital gains	94,766	0	329,915	81	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	66,167	(35,770)	156,152	398	(483)	41,891
Unrealized gain (loss)	739,584	423,928	(49,153)	34,329	8,698	34,517

Net gain (loss) on investments	805,751	388,158	106,999	34,727	8,215	76,408

Net increase (decrease) in contract owners’ from operations	$889,582	$391,131	$507,453	$33,282	$8,291	$72,902

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Goldman Sachs Variable Insurance Trust - Institutional Shares			Lazard Retirement Series, Inc. - Service Shares
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount
	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$38,828	$6,804	$4,075	$113,679	$0	$364	$4,163
Risk and administrative expense (note 2)	(16,725)	(2,371)	(3,504)	(46,432)	(15,969)	(200)	(1,571)

Net investment activity	22,103	4,433	571	67,247	(15,969)	164	2,592

Reinvested capital gains	68,600	0	0	82,532	756,124	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	15,443	17,609	41,607	167,472	(47,720)	885	(6,091)
Unrealized gain (loss)	356,767	33,937	55,235	1,065,326	(439,837)	2,341	49,553

Net gain (loss) on investments	372,210	51,546	96,842	1,232,798	(487,557)	3,226	43,462

Net increase (decrease) in contract owners’ from operations	$462,913	$55,979	$97,413	$1,382,577	$252,598	$3,390	$46,054

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Fidelity Variable Insurance Products Fund - Service Class 2					Janus Aspen Series - Service Shares
	VIP Mid Cap Subaccount	VIP Contrafund Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	Janus Subaccount	Worldwide Subaccount
	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$44,729	$143,501	$9,450	$76,306	$13,103	$8,382	$14,485
Risk and administrative expense (note 2)	(68,781)	(76,345)	(15,636)	(15,774)	(5,847)	(9,334)	(9,519)

Net investment activity	(24,052)	67,156	(6,186)	60,532	7,256	(952)	4,966

Reinvested capital gains	926,006	0	0	165,768	20,128	32,240	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	275,550	131,580	146,637	25,884	51,891	36,281	12,527
Unrealized gain (loss)	275,221	1,609,505	207,585	134,116	49,226	229,509	302,468

Net gain (loss) on investments	550,771	1,741,085	354,222	160,000	101,117	265,790	314,995

Net increase (decrease) in contract owners’ from operations	$1,452,725	$1,808,241	$348,036	$386,300	$128,501	$297,078	$319,961

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Janus Aspen Series - Service Shares		J.P. Morgan Insurance Trust - Class I		MFS Variable Insurance Trust - Service Class
	Balanced Subaccount	Overseas Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2012	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$99,778	$36,080	$1,138	$42,204	$0	$522	$0	$69,959
Risk and administrative expense (note 2)	(20,624)	(31,296)	(3,223)	(23,955)	(2,735)	(1,333)	(2,027)	(16,224)

Net investment activity	79,154	4,784	(2,085)	18,249	(2,735)	(811)	(2,027)	53,735

Reinvested capital gains	271,749	635,209	0	0	44,810	11,508	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	56,114	(271,835)	45,051	303,473	4,836	9,863	6,644	18,513
Unrealized gain (loss)	63,262	376,514	55,634	384,042	38,171	13,852	42,212	192,360

Net gain (loss) on investments	119,376	104,679	100,685	687,515	43,007	23,715	48,856	210,873

Net increase (decrease) in contract owners’ from operations	$470,279	$744,672	$98,600	$705,764	$85,082	$34,412	$46,829	$264,608

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	The Prudential Series Fund, Inc. - Class II		PIMCO Variable Insurance Trust - Administrative Shares				Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares
	Jennison Subaccount	Jennison 20/20 Focus Subaccount	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn Strategy Subaccount	VP SRI Equity Subaccount	Appreciation Subaccount
	2012	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$0	$0	$45,536	$196,521	$59,347	$14,808	$327	$19,281
Risk and administrative expense (note 2)	(1,574)	(22,092)	(27,033)	(47,842)	(22,177)	(3,532)	(2,283)	(3,578)

Net investment activity	(1,574)	(22,092)	18,503	148,679	37,170	11,276	(1,956)	15,703

Reinvested capital gains	0	148,832	230,744	120,637	207,865	20,288	10,942	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,570	69,715	105,402	191,138	51,288	(23,685)	7,398	54,124
Unrealized gain (loss)	33,690	201,708	(20,593)	195,753	(73,564)	12,805	27,651	(13,334)

Net gain (loss) on investments	41,260	271,423	84,809	386,891	(22,276)	(10,880)	35,049	40,790

Net increase (decrease) in contract owners’ from operations	$39,686	$398,163	$334,056	$656,207	$222,759	$20,684	$44,035	$56,493

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Royce Capital Fund - Investment Class		The Universal Institutional Funds, Inc. (Morgan Stanley UIF)				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Small-Cap Subaccount	Micro-Cap Subaccount	U.S. Real Estate Class I Subaccount	Core Plus Fixed Income Class II Subaccount	U.S. Real Estate Class II Subaccount	Growth Class II Subaccount	Invesco V.I. International Growth Series II Subaccount
	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$6,456	$0	$12,777	$9,941	$10,770	$0	$1,900
Risk and administrative expense (note 2)	(37,289)	(21,512)	(11,327)	(1,520)	(8,388)	(1,309)	(587)

Net investment activity	(30,833)	(21,512)	1,450	8,421	2,382	(1,309)	1,313

Reinvested capital gains	148,601	79,172	0	0	0	10,260	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	260,716	44,961	10,787	1,364	37,271	9,977	(2,905)
Unrealized gain (loss)	299,008	146,671	195,426	7,807	219,600	5,324	20,436

Net gain (loss) on investments	559,724	191,632	206,213	9,171	256,871	15,301	17,531

Net increase (decrease) in contract owners’ from operations	$677,492	$249,292	$207,663	$17,592	$259,253	$24,252	$18,844

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Legg Mason Partners Variable Equity Trust - Class I			Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	Legg Mason ClearBridge Variable Equity Income Builder Subaccount	Legg Mason ClearBridge Variable Large Cap Value Subaccount	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$3,583	$1,942	$2,429	$261,546	$0	$39,698	$430
Risk and administrative expense (note 2)	(1,300)	(594)	(613)	(23,498)	(2,030)	(7,807)	(779)

Net investment activity	2,283	1,348	1,816	238,048	(2,030)	31,891	(349)

Reinvested capital gains	0	0	107	0	0	0	28,686

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,890	5,307	13,082	8,435	16,383	(7,672)	759
Unrealized gain (loss)	17,347	3,201	3,583	212,386	12,947	191,575	(13,940)

Net gain (loss) on investments	19,237	8,508	16,665	220,821	29,330	183,903	(13,181)

Net increase (decrease) in contract owners’ from operations	$21,520	$9,856	$18,588	$458,869	$27,300	$215,794	$15,156

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Financial Investors Variable Insurance Trust - Class II					Federated Insurance Series - Service Shares
	Ibbotson Conservative ETF Asset Allocation Subaccount	Ibbotson Income & Growth ETF Asset Allocation Subaccount	Ibbotson Balanced ETF Asset Allocation Subaccount	Ibbotson Growth ETF Asset Allocation Subaccount	Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	Kaufmann Fund II Subaccount
	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$8,006	$1,918	$8,415	$24,974	$8,214	$0
Risk and administrative expense (note 2)	(1,334)	(807)	(3,912)	(12,008)	(3,989)	(149)

Net investment activity	6,672	1,111	4,503	12,966	4,225	(149)

Reinvested capital gains	10,826	3,595	24,207	147,999	117	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	336	4,285	13,831	21,729	9,861	(549)
Unrealized gain (loss)	(10,563)	356	15,506	33,723	64,424	1,571

Net gain (loss) on investments	(10,227)	4,641	29,337	55,452	74,285	1,022

Net increase (decrease) in contract owners’ from operations	$7,271	$9,347	$58,047	$216,417	$78,627	$873

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Goldman Sachs Variable Insurance Trust - Service Shares			Franklin Templeton Variable Insurance Products Trust - Class 4
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$600	$49	$19	$19,704	$0	$1,333	$1,413
Risk and administrative expense (note 2)	(368)	(23)	(28)	(944)	(65)	(226)	(360)

Net investment activity	232	26	(9)	18,760	(65)	1,107	1,053

Reinvested capital gains	1,324	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,422)	10	122	2,367	2,341	612	169
Unrealized gain (loss)	517	337	509	6,904	(988)	6,133	5,416

Net gain (loss) on investments	(905)	347	631	9,271	1,353	6,745	5,585

Net increase (decrease) in contract owners’ from operations	$651	$373	$622	$28,031	$1,288	$7,852	$6,638

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2012

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	Total Subaccounts
	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$22,088	$0	$0	$2,314,257
Risk and administrative expense (note 2)	(12,572)	(4,250)	(4,554)	(1,497,004)

Net investment activity	9,516	(4,250)	(4,554)	817,253

Reinvested capital gains	0	37,692	44,670	4,716,000

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	41,409	(20,348)	1,827	4,948,531
Unrealized gain (loss)	265,990	2,218	76,708	19,643,525

Net gain (loss) on investments	307,399	(18,130)	78,535	24,592,056

Net increase (decrease) in contract owners’ from operations	$316,915	$15,312	$118,651	$30,125,309

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$109,133	$29,556	$(34,363)	$(38,715)	$(26,285)	$(24,784)	$31,473	$30,582
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(198,416)	(508,511)	(12)	370	143,103	115,460	78,071	50,312
Unrealized gain (loss)	2,255,269	(175,071)	0	0	136,363	119,821	491,169	(370,814)

Net increase (decrease) in contract owners’ equity from operations	2,165,986	(654,026)	(34,375)	(38,345)	253,181	210,497	600,713	(289,920)

Equity transactions:
Contract purchase payments	1,480,941	1,697,945	982,772	783,658	268,631	281,153	479,174	557,295
Transfers (to) and from other subaccounts	(697,510)	(375,774)	1,028,561	1,463,073	807,074	(126,037)	(87,732)	(184,446)
Transfers (to) and from fixed dollar contract	(186,830)	(242,572)	(384,758)	(727,257)	(64,367)	(24,919)	(130,181)	(35,149)
Withdrawals, surrenders and death benefit payments	(1,006,522)	(1,087,198)	(2,037,816)	(947,883)	(212,189)	(129,077)	(252,664)	(266,140)
Surrender charges (note 2)	(52,700)	(73,605)	(217,896)	(248,369)	(23,960)	(20,135)	(11,012)	(12,660)
Lapse charges (note 2)	2,089	(12,850)	(3,708)	(648)	0	(2,350)	(114)	(2,198)
Cost of insurance and other administrative fees (note 2)	(1,267,452)	(1,308,264)	(443,004)	(425,732)	(240,454)	(220,105)	(453,099)	(481,440)

Net equity transactions	(1,727,984)	(1,402,318)	(1,075,849)	(103,158)	534,735	(241,470)	(455,628)	(424,738)

Net change in contract owners’ equity	438,002	(2,056,344)	(1,110,224)	(141,503)	787,916	(30,973)	145,085	(714,658)
Contract owners’ equity:
Beginning of period	15,028,808	17,085,152	7,122,392	7,263,895	3,867,651	3,898,624	5,488,983	6,203,641

End of period	$15,466,810	$15,028,808	$6,012,168	$7,122,392	$4,655,567	$3,867,651	$5,634,068	$5,488,983

Change in units:
Beginning units	573,090	624,818	328,055	332,089	104,276	110,965	190,577	204,988

Units purchased	69,388	79,926	316,348	225,405	31,438	11,928	20,039	22,306
Units redeemed	(128,848)	(131,654)	(365,396)	(229,439)	(17,809)	(18,617)	(34,712)	(36,717)

Ending units	513,630	573,090	279,007	328,055	117,905	104,276	175,904	190,577

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		International Small-Mid Company Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(52,953)	$(60,415)	$(6,170)	$(27,264)	$(62,897)	$(65,946)	$(32,471)	$(37,271)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(4,460)	40,656	551,945	449,544	224,515	153,120	195,137	174,097
Unrealized gain (loss)	1,407,488	(1,397,298)	928,376	(622,555)	574,842	(204,847)	790,128	(1,164,076)

Net increase (decrease) in contract owners’ equity from operations	1,350,075	(1,417,057)	1,474,151	(200,275)	736,460	(117,673)	952,794	(1,027,250)

Equity transactions:
Contract purchase payments	669,297	731,880	563,387	616,273	610,887	675,051	345,965	393,571
Transfers (to) and from other subaccounts	(91,517)	(167,989)	(201,988)	(71,652)	(156,491)	(83,874)	(415,173)	(37,463)
Transfers (to) and from fixed dollar contract	(216,198)	(93,360)	(266,048)	(106,729)	(128,847)	(157,094)	(42,959)	(70,151)
Withdrawals, surrenders and death benefit payments	(438,359)	(458,250)	(539,801)	(560,920)	(617,262)	(478,597)	(188,518)	(253,153)
Surrender charges (note 2)	(22,607)	(32,654)	(33,227)	(59,562)	(28,915)	(41,302)	(28,327)	(30,891)
Lapse charges (note 2)	2,439	(7,707)	(264)	(5,339)	(2,306)	(2,605)	(883)	(10,490)
Cost of insurance and other administrative fees (note 2)	(570,779)	(628,314)	(524,888)	(545,152)	(558,407)	(589,548)	(271,606)	(303,759)

Net equity transactions	(667,724)	(656,394)	(1,002,829)	(733,081)	(881,341)	(677,969)	(601,501)	(312,336)

Net change in contract owners’ equity	682,351	(2,073,451)	471,322	(933,356)	(144,881)	(795,642)	351,293	(1,339,586)
Contract owners’ equity:
Beginning of period	7,249,914	9,323,365	9,094,366	10,027,722	8,543,630	9,339,272	4,546,932	5,886,518

End of period	$7,932,265	$7,249,914	$9,565,688	$9,094,366	$8,398,749	$8,543,630	$4,898,225	$4,546,932

Change in units:
Beginning units	395,709	427,261	259,094	278,877	282,100	303,399	167,008	177,019

Units purchased	43,371	44,612	20,415	23,746	24,499	26,833	17,676	19,325
Units redeemed	(76,329)	(76,164)	(46,014)	(43,529)	(51,298)	(48,132)	(36,943)	(29,336)

Ending units	362,751	395,709	233,495	259,094	255,301	282,100	147,741	167,008

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500 Index Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(22,982)	$(21,582)	$(19,218)	$(18,851)	$(58,435)	$(57,896)	$139,658	$131,760
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	90,119	28,733	184,409	77,410	458,362	227,807	470,184	241,288
Unrealized gain (loss)	576,916	(193,415)	270,533	(6,201)	1,037,669	(510,883)	1,983,549	(161,291)

Net increase (decrease) in contract owners’ equity from operations	644,053	(186,264)	435,724	52,358	1,437,596	(340,972)	2,593,391	211,757

Equity transactions:
Contract purchase payments	261,684	283,766	162,479	172,028	574,695	629,281	1,576,758	1,803,600
Transfers (to) and from other subaccounts	31,189	(58,430)	(76,250)	(2,206)	(254,731)	(103,782)	(43,863)	(41,153)
Transfers (to) and from fixed dollar contract	(85,673)	(28,731)	(82,591)	(25,626)	(215,200)	(91,220)	(237,374)	(153,431)
Withdrawals, surrenders and death benefit payments	(126,181)	(94,266)	(181,893)	(70,993)	(613,376)	(341,695)	(962,941)	(858,813)
Surrender charges (note 2)	(17,242)	(6,715)	(10,390)	(5,677)	(54,507)	(44,134)	(119,253)	(135,731)
Lapse charges (note 2)	(1,145)	(3,803)	0	(1,144)	(3,494)	(4,698)	(11,952)	(17,188)
Cost of insurance and other administrative fees (note 2)	(218,157)	(212,099)	(144,256)	(144,611)	(502,564)	(501,136)	(1,111,694)	(1,110,195)

Net equity transactions	(155,525)	(120,278)	(332,901)	(78,229)	(1,069,177)	(457,384)	(910,319)	(512,911)

Net change in contract owners’ equity	488,528	(306,542)	102,823	(25,871)	368,419	(798,356)	1,683,072	(301,154)
Contract owners’ equity:
Beginning of period	2,954,393	3,260,935	2,613,058	2,638,929	7,874,372	8,672,728	18,114,650	18,415,804

End of period	$3,442,921	$2,954,393	$2,715,881	$2,613,058	$8,242,791	$7,874,372	$19,797,722	$18,114,650

Change in units:
Beginning units	306,917	318,548	145,038	149,343	334,484	353,358	947,971	973,471

Units purchased	38,484	39,185	13,519	12,737	29,741	33,248	105,048	118,111
Units redeemed	(52,109)	(50,816)	(29,862)	(17,042)	(69,531)	(52,122)	(148,446)	(143,611)

Ending units	293,292	306,917	128,695	145,038	294,694	334,484	904,573	947,971

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100 Index Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,049	$15,477	$(22,389)	$(21,208)	$(15,456)	$(15,745)	$1,290	$(3,155)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	93,997	8,451	200,825	205,766	121,292	129,040	78,242	39,354
Unrealized gain (loss)	(11,122)	162,470	289,396	(22,524)	159,656	(189,431)	106,326	(7,303)

Net increase (decrease) in contract owners’ equity from operations	90,924	186,398	467,832	162,034	265,492	(76,136)	185,858	28,896

Equity transactions:
Contract purchase payments	106,638	134,899	182,899	226,942	131,598	141,472	79,810	80,601
Transfers (to) and from other subaccounts	(151,327)	86,432	342,369	(94,906)	4,407	109,171	140,321	(6,752)
Transfers (to) and from fixed dollar contract	(23,392)	(10,026)	(99,338)	(76,272)	(57,282)	(45,524)	9,620	(24,552)
Withdrawals, surrenders and death benefit payments	(431,698)	(57,007)	(182,795)	(271,749)	(91,167)	(149,576)	(28,370)	(12,471)
Surrender charges (note 2)	(38,965)	(27,409)	(25,656)	(59,016)	(7,785)	(20,406)	(10,833)	(2,159)
Lapse charges (note 2)	0	0	(976)	(2,535)	(347)	(3,926)	(780)	(6,784)
Cost of insurance and other administrative fees (note 2)	(70,433)	(69,192)	(159,246)	(149,764)	(110,597)	(114,277)	(67,566)	(61,150)

Net equity transactions	(609,177)	57,697	57,257	(427,300)	(131,173)	(83,066)	122,202	(33,267)

Net change in contract owners’ equity	(518,253)	244,095	525,089	(265,266)	134,319	(159,202)	308,060	(4,371)
Contract owners’ equity:
Beginning of period	1,630,704	1,386,609	3,357,217	3,622,483	2,133,833	2,293,035	1,138,440	1,142,811

End of period	$1,112,451	$1,630,704	$3,882,306	$3,357,217	$2,268,152	$2,133,833	$1,446,500	$1,138,440

Change in units:
Beginning units	139,993	134,728	165,745	187,031	170,407	177,295	176,132	181,098

Units purchased	16,593	22,049	34,294	17,827	23,269	28,975	51,802	19,055
Units redeemed	(66,839)	(16,784)	(31,146)	(39,113)	(33,328)	(35,863)	(36,649)	(24,021)

Ending units	89,747	139,993	168,893	165,745	160,348	170,407	191,285	176,132

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount		Balanced Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(222)	$(1,182)	$(5,674)	$(5,805)	$(46)	$(252)	$(2,201)	$3,233
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	7,026	9,635	32,941	40,457	339	229	8,747	3,195
Unrealized gain (loss)	67,800	(58,490)	58,008	(131,510)	4,879	(998)	28,512	(1,856)

Net increase (decrease) in contract owners’ equity from operations	74,604	(50,037)	85,275	(96,858)	5,172	(1,021)	35,058	4,572

Equity transactions:
Contract purchase payments	56,844	65,121	61,623	68,258	6,774	8,183	22,626	28,129
Transfers (to) and from other subaccounts	(9,833)	(16,597)	13,322	10,911	4,387	0	140,717	28,595
Transfers (to) and from fixed dollar contract	1,773	(4,652)	(1,227)	(11,454)	67	1,203	(1,554)	643
Withdrawals, surrenders and death benefit payments	(32,063)	(32,158)	(32,707)	(29,632)	0	(999)	(37,661)	(4,181)
Surrender charges (note 2)	(2,806)	(5,481)	(14,037)	(7,196)	0	(997)	(1,353)	(6,179)
Lapse charges (note 2)	(1,004)	(504)	478	(6,081)	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(28,609)	(30,502)	(44,478)	(43,784)	(2,763)	(2,416)	(16,667)	(12,394)

Net equity transactions	(15,698)	(24,773)	(17,026)	(18,978)	8,465	4,974	106,108	34,613

Net change in contract owners’ equity	58,906	(74,810)	68,249	(115,836)	13,637	3,953	141,166	39,185
Contract owners’ equity:
Beginning of period	602,853	677,663	847,111	962,947	38,082	34,129	244,508	205,323

End of period	$661,759	$602,853	$915,360	$847,111	$51,719	$38,082	$385,674	$244,508

Change in units:
Beginning units	47,840	49,556	73,471	75,200	5,430	4,736	22,104	18,846

Units purchased	4,960	5,659	12,140	13,369	1,465	1,338	14,817	5,504
Units redeemed	(6,054)	(7,375)	(13,738)	(15,098)	(412)	(644)	(5,916)	(2,246)

Ending units	46,746	47,840	71,873	73,471	6,483	5,430	31,005	22,104

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Income Opportunity Subaccount		Target VIP Subaccount		Target Equity/Income Subaccount		Bristol Growth Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(159)	$(171)	$1,432	$466	$2,763	$1,795	$(142)	$(169)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,230	1,226	2,002	1,314	(1,886)	(1,665)	365	276
Unrealized gain (loss)	787	(1,530)	19,475	(4,298)	19,692	(23,989)	4,664	(1,124)

Net increase (decrease) in contract owners’ equity from operations	1,858	(475)	22,909	(2,518)	20,569	(23,859)	4,887	(1,017)

Equity transactions:
Contract purchase payments	5,234	7,142	19,753	21,481	21,366	26,040	2,471	4,069
Transfers (to) and from other subaccounts	2	(1,999)	7,523	(1,122)	(3,208)	(10,547)	844	2,284
Transfers (to) and from fixed dollar contract	(1,273)	(339)	62	(712)	5,610	4,722	0	0
Withdrawals, surrenders and death benefit payments	15	(2,216)	(2,227)	(12,575)	(11,390)	(15,584)	0	0
Surrender charges (note 2)	0	(584)	(828)	(2,677)	(3,680)	(1,536)	0	0
Lapse charges (note 2)	0	0	0	0	0	(872)	0	0
Cost of insurance and other administrative fees (note 2)	(3,176)	(2,676)	(9,318)	(9,144)	(15,841)	(16,204)	(1,662)	(1,441)

Net equity transactions	802	(672)	14,965	(4,749)	(7,143)	(13,981)	1,653	4,912

Net change in contract owners’ equity	2,660	(1,147)	37,874	(7,267)	13,426	(37,840)	6,540	3,895
Contract owners’ equity:
Beginning of period	26,796	27,943	155,528	162,795	192,020	229,860	46,726	42,831

End of period	$29,456	$26,796	$193,402	$155,528	$205,446	$192,020	$53,266	$46,726

Change in units:
Beginning units	2,685	2,749	18,323	18,768	25,560	27,000	3,253	2,907

Units purchased	1,168	1,922	4,791	2,618	4,785	5,472	214	443
Units redeemed	(1,083)	(1,986)	(3,194)	(3,063)	(5,540)	(6,912)	(107)	(97)

Ending units	2,770	2,685	19,920	18,323	24,805	25,560	3,360	3,253

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,935)	$(8,888)	$2,973	$(4,046)	$70,539	$74,324
Reinvested capital gains	94,766	0	0	0	329,915	226,383
Realized gain (loss)	66,167	32,235	(35,770)	(32,225)	156,152	63,879
Unrealized gain (loss)	739,584	(356,715)	423,928	(325,204)	(49,153)	(322,335)

Net increase (decrease) in contract owners’ equity from operations	889,582	(333,368)	391,131	(361,475)	507,453	42,251

Equity transactions:
Contract purchase payments	247,542	273,970	183,926	198,911	151,216	168,327
Transfers (to) and from other subaccounts	(30,541)	(47,537)	(16,236)	(37,803)	120,938	11,421
Transfers (to) and from fixed dollar contract	(43,909)	(59,557)	(37,652)	(30,987)	(28,839)	(20,871)
Withdrawals, surrenders and death benefit payments	(196,692)	(260,659)	(132,473)	(116,189)	(2,099,403)	(162,846)
Surrender charges (note 2)	(17,220)	(21,206)	(15,341)	(13,167)	(54,929)	(56,380)
Lapse charges (note 2)	(394)	(774)	(95)	(747)	(20,856)	(696)
Cost of insurance and other administrative fees (note 2)	(303,540)	(297,497)	(126,796)	(139,954)	(178,478)	(186,737)

Net equity transactions	(344,754)	(413,260)	(144,667)	(139,936)	(2,110,351)	(247,782)

Net change in contract owners’ equity	544,828	(746,628)	246,464	(501,411)	(1,602,898)	(205,531)
Contract owners’ equity:
Beginning of period	5,130,249	5,876,877	2,099,888	2,601,299	4,238,516	4,444,047

End of period	$5,675,077	$5,130,249	$2,346,352	$2,099,888	$2,635,618	$4,238,516

Change in units:
Beginning units	563,290	606,521	230,752	244,738	252,632	267,223

Units purchased	32,153	35,756	22,838	22,467	22,699	18,764
Units redeemed	(66,038)	(78,987)	(37,273)	(36,453)	(136,027)	(33,355)

Ending units	529,405	563,290	216,317	230,752	139,304	252,632

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,526)	$(1,728)	$76	$(55)	$(3,506)	$(3,683)
Reinvested capital gains	81	0	0	0	0	0
Realized gain (loss)	398	679	(483)	(595)	41,891	34,079
Unrealized gain (loss)	34,329	(11,881)	8,698	(4,871)	34,517	(29,528)

Net increase (decrease) in contract owners’ equity from operations	33,282	(12,930)	8,291	(5,521)	72,902	868

Equity transactions:
Contract purchase payments	8	0	0	0	4	0
Transfers (to) and from other subaccounts	(14,613)	(686)	0	0	(14,639)	(5,520)
Transfers (to) and from fixed dollar contract	(2,735)	(6,029)	(1)	(272)	(7,617)	(6,721)
Withdrawals, surrenders and death benefit payments	(3,285)	(57,482)	(3,244)	(888)	(37,948)	(35,460)
Surrender charges (note 2)	(516)	(7,279)	(360)	(321)	(580)	(5,291)
Lapse charges (note 2)	0	(622)	0	0	(71)	0
Cost of insurance and other administrative fees (note 2)	(10,925)	(12,071)	(1,884)	(1,933)	(22,946)	(24,272)

Net equity transactions	(32,066)	(84,169)	(5,489)	(3,414)	(83,797)	(77,264)

Net change in contract owners’ equity	1,216	(97,099)	2,802	(8,935)	(10,895)	(76,396)
Contract owners’ equity:
Beginning of period	236,187	333,286	62,974	71,909	444,783	521,179

End of period	$237,403	$236,187	$65,776	$62,974	$433,888	$444,783

Change in units:
Beginning units	14,238	18,841	3,715	3,904	39,142	45,717

Units purchased	2	8	0	0	129	132
Units redeemed	(1,759)	(4,611)	(286)	(189)	(6,595)	(6,707)

Ending units	12,481	14,238	3,429	3,715	32,676	39,142

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,103	$16,625	$4,433	$5,000	$571	$(1,238)
Reinvested capital gains	68,600	0	0	0	0	0
Realized gain (loss)	15,443	(27,310)	17,609	2,334	41,607	21,016
Unrealized gain (loss)	356,767	(208,662)	33,937	6,653	55,235	(39,602)

Net increase (decrease) in contract owners’ equity from operations	462,913	(219,347)	55,979	13,987	97,413	(19,824)

Equity transactions:
Contract purchase payments	208,300	245,922	32,788	36,639	46,385	67,715
Transfers (to) and from other subaccounts	(88,832)	(31,105)	(83,116)	(3,301)	32,754	(18,179)
Transfers (to) and from fixed dollar contract	(30,680)	(65,628)	(5,041)	(9,513)	19,313	(27,010)
Withdrawals, surrenders and death benefit payments	(148,317)	(96,267)	(26,449)	(3,688)	(115,073)	(50,993)
Surrender charges (note 2)	(16,873)	(12,625)	(3,112)	(675)	(11,350)	(9,954)
Lapse charges (note 2)	(444)	(2,949)	0	(6,567)	0	(487)
Cost of insurance and other administrative fees (note 2)	(116,796)	(120,012)	(18,918)	(20,810)	(28,015)	(29,593)

Net equity transactions	(193,642)	(82,664)	(103,848)	(7,915)	(55,986)	(68,501)

Net change in contract owners’ equity	269,271	(302,011)	(47,869)	6,072	41,427	(88,325)
Contract owners’ equity:
Beginning of period	2,542,422	2,844,433	424,515	418,443	558,755	647,080

End of period	$2,811,693	$2,542,422	$376,646	$424,515	$600,182	$558,755

Change in units:
Beginning units	247,581	255,547	43,324	44,101	59,509	66,614

Units purchased	32,487	35,295	5,281	5,985	13,376	8,426
Units redeemed	(48,498)	(43,261)	(14,769)	(6,762)	(19,166)	(15,531)

Ending units	231,570	247,581	33,836	43,324	53,719	59,509

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$67,247	$96,760	$(15,969)	$(17,852)	$164	$72	$2,592	$2,987
Reinvested capital gains	82,532	0	756,124	208,126	0	0	0	0
Realized gain (loss)	167,472	251,157	(47,720)	(7,267)	885	466	(6,091)	(9,310)
Unrealized gain (loss)	1,065,326	(1,977,415)	(439,837)	(463,738)	2,341	(628)	49,553	(12,347)

Net increase (decrease) in contract owners’ equity from operations	1,382,577	(1,629,498)	252,598	(280,731)	3,390	(90)	46,054	(18,670)

Equity transactions:
Contract purchase payments	434,845	514,175	184,842	208,958	5,298	4,758	20,171	22,638
Transfers (to) and from other subaccounts	(505,215)	(315,438)	(132,285)	(73,288)	6,925	2,760	11,515	3,790
Transfers (to) and from fixed dollar contract	(175,694)	(146,235)	(89,507)	(76,336)	(1,941)	(1,033)	(6,119)	(24,016)
Withdrawals, surrenders and death benefit payments	(224,262)	(463,004)	(82,027)	(124,801)	0	0	(7,755)	(2,739)
Surrender charges (note 2)	(26,062)	(57,643)	(11,201)	(24,285)	0	0	(977)	(388)
Lapse charges (note 2)	(1,567)	(9,969)	(2,620)	(4,693)	0	0	(3,278)	(258)
Cost of insurance and other administrative fees (note 2)	(327,934)	(362,986)	(132,106)	(143,726)	(1,414)	(1,217)	(11,698)	(10,795)

Net equity transactions	(825,889)	(841,100)	(264,904)	(238,171)	8,868	5,268	1,859	(11,768)

Net change in contract owners’ equity	556,688	(2,470,598)	(12,306)	(518,902)	12,258	5,178	47,913	(30,438)
Contract owners’ equity:
Beginning of period	6,872,115	9,342,713	2,670,514	3,189,416	20,818	15,640	213,705	244,143

End of period	$7,428,803	$6,872,115	$2,658,208	$2,670,514	$33,076	$20,818	$261,618	$213,705

Change in units:
Beginning units	209,206	231,491	121,626	131,095	2,064	1,569	24,773	26,049

Units purchased	21,867	25,047	12,280	13,147	1,794	972	7,965	3,603
Units redeemed	(44,383)	(47,332)	(23,245)	(22,616)	(960)	(477)	(7,508)	(4,879)

Ending units	186,690	209,206	110,661	121,626	2,898	2,064	25,230	24,773

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund Subaccount		VIP Growth Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(24,052)	$(71,294)	$67,156	$23,187	$(6,186)	$(11,861)
Reinvested capital gains	926,006	20,394	0	0	0	8,987
Realized gain (loss)	275,550	269,960	131,580	(23,283)	146,637	63,988
Unrealized gain (loss)	275,221	(1,620,798)	1,609,505	(430,409)	207,585	(74,094)

Net increase (decrease) in contract owners’ equity from operations	1,452,725	(1,401,738)	1,808,241	(430,505)	348,036	(12,980)

Equity transactions:
Contract purchase payments	786,168	853,861	889,263	1,044,275	241,129	296,808
Transfers (to) and from other subaccounts	(70,975)	(132,570)	(121,965)	(314,580)	(17,149)	(13,898)
Transfers (to) and from fixed dollar contract	(103,428)	(127,725)	(219,597)	(97,101)	12,691	(36,685)
Withdrawals, surrenders and death benefit payments	(534,368)	(599,012)	(665,776)	(520,263)	(243,924)	(125,569)
Surrender charges (note 2)	(57,167)	(127,157)	(81,420)	(120,434)	(54,557)	(41,806)
Lapse charges (note 2)	1,370	(10,247)	396	(17,807)	5,199	(6,985)
Cost of insurance and other administrative fees (note 2)	(493,644)	(504,288)	(501,128)	(500,398)	(124,987)	(123,561)

Net equity transactions	(472,044)	(647,138)	(700,227)	(526,308)	(181,598)	(51,696)

Net change in contract owners’ equity	980,681	(2,048,876)	1,108,014	(956,813)	166,438	(64,676)
Contract owners’ equity:
Beginning of period	10,625,180	12,674,056	11,858,274	12,815,087	2,482,687	2,547,363

End of period	$11,605,861	$10,625,180	$12,966,288	$11,858,274	$2,649,125	$2,482,687

Change in units:
Beginning units	494,961	522,422	839,123	875,035	316,893	322,627

Units purchased	69,928	56,274	85,870	96,798	58,436	41,526
Units redeemed	(89,411)	(83,735)	(129,022)	(132,710)	(77,533)	(47,260)

Ending units	475,478	494,961	795,971	839,123	297,796	316,893

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount
	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$60,532	$41,236	$7,256	$2,663
Reinvested capital gains	165,768	0	20,128	0
Realized gain (loss)	25,884	8,215	51,891	48,625
Unrealized gain (loss)	134,116	(48,661)	49,226	(2,994)

Net increase (decrease) in contract owners’ equity from operations	386,300	790	128,501	48,294

Equity transactions:
Contract purchase payments	215,948	247,413	61,699	50,594
Transfers (to) and from other subaccounts	15,168	(2,044)	151,218	92,440
Transfers (to) and from fixed dollar contract	(19,966)	(91,454)	66,407	(34,318)
Withdrawals, surrenders and death benefit payments	(164,354)	(48,208)	(28,247)	(34,164)
Surrender charges (note 2)	(10,886)	(16,130)	(10,094)	(12)
Lapse charges (note 2)	(266)	(2,168)	(1,400)	(3,907)
Cost of insurance and other administrative fees (note 2)	(106,921)	(99,086)	(33,709)	(25,695)

Net equity transactions	(71,277)	(11,677)	205,874	44,938

Net change in contract owners’ equity	315,023	(10,887)	334,375	93,232
Contract owners’ equity:
Beginning of period	2,365,744	2,376,631	769,946	676,714

End of period	$2,680,767	$2,365,744	$1,104,321	$769,946

Change in units:
Beginning units	183,608	184,282	41,169	38,711

Units purchased	23,788	24,054	23,782	22,300
Units redeemed	(28,313)	(24,728)	(14,661)	(19,842)

Ending units	179,083	183,608	50,290	41,169

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Janus Aspen Series - Service Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount		Overseas Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(952)	$(1,562)	$4,966	$(971)	$79,154	$65,377	$4,784	$(16,901)
Reinvested capital gains	32,240	0	0	0	271,749	206,366	635,209	81,908
Realized gain (loss)	36,281	61,852	12,527	18,730	56,114	74,785	(271,835)	87,390
Unrealized gain (loss)	229,509	(170,814)	302,468	(301,841)	63,262	(313,891)	376,514	(3,229,213)

Net increase (decrease) in contract owners’ equity from operations	297,078	(110,524)	319,961	(284,082)	470,279	32,637	744,672	(3,076,816)

Equity transactions:
Contract purchase payments	111,362	145,764	140,582	152,800	301,588	323,855	540,121	664,414
Transfers (to) and from other subaccounts	(8,724)	(90,513)	(6,844)	3,262	(38,060)	(101,070)	(883,327)	(485,849)
Transfers (to) and from fixed dollar contract	(33,992)	(71,406)	(49,050)	(17,697)	(131,428)	(93,699)	(73,723)	(115,425)
Withdrawals, surrenders and death benefit payments	(27,156)	(109,673)	(44,428)	(66,982)	(162,454)	(254,502)	(190,856)	(345,546)
Surrender charges (note 2)	(12,964)	(29,050)	(7,146)	(23,576)	(37,975)	(89,085)	(37,800)	(49,283)
Lapse charges (note 2)	0	(3,354)	129	(2,164)	236	(8,950)	(2,171)	(10,671)
Cost of insurance and other administrative fees (note 2)	(63,018)	(68,430)	(69,485)	(73,659)	(156,027)	(160,840)	(246,453)	(341,445)

Net equity transactions	(34,492)	(226,662)	(36,242)	(28,016)	(224,120)	(384,291)	(894,209)	(683,805)

Net change in contract owners’ equity	262,586	(337,186)	283,719	(312,098)	246,159	(351,654)	(149,537)	(3,760,621)
Contract owners’ equity:
Beginning of period	1,682,335	2,019,521	1,674,119	1,986,217	3,756,804	4,108,458	6,061,348	9,821,969

End of period	$1,944,921	$1,682,335	$1,957,838	$1,674,119	$4,002,963	$3,756,804	$5,911,811	$6,061,348

Change in units:
Beginning units	232,968	262,206	260,666	264,026	247,000	271,746	237,497	258,459

Units purchased	17,358	21,120	24,395	27,587	24,614	26,021	28,230	31,035
Units redeemed	(20,911)	(50,358)	(28,815)	(30,947)	(37,728)	(50,767)	(59,530)	(51,997)

Ending units	229,415	232,968	256,246	260,666	233,886	247,000	206,197	237,497

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,085)	$(2,715)	$18,249	$26,767
Reinvested capital gains	0	0	0	0
Realized gain (loss)	45,051	18,195	303,473	175,024
Unrealized gain (loss)	55,634	(48,068)	384,042	(145,574)

Net increase (decrease) in contract owners’ equity from operations	98,600	(32,588)	705,764	56,217

Equity transactions:
Contract purchase payments	44,070	53,339	227,004	273,443
Transfers (to) and from other subaccounts	(38,314)	21,437	(45,864)	(128,024)
Transfers (to) and from fixed dollar contract	(38,952)	(8,361)	(54,421)	(48,884)
Withdrawals, surrenders and death benefit payments	(19,620)	(21,899)	(407,983)	(75,437)
Surrender charges (note 2)	(6,058)	(4,698)	(27,184)	(23,369)
Lapse charges (note 2)	0	(233)	443	(14,960)
Cost of insurance and other administrative fees (note 2)	(20,736)	(21,064)	(149,249)	(147,327)

Net equity transactions	(79,610)	18,521	(457,254)	(164,558)

Net change in contract owners’ equity	18,990	(14,067)	248,510	(108,341)
Contract owners’ equity:
Beginning of period	559,236	573,303	3,686,575	3,794,916

End of period	$578,226	$559,236	$3,935,085	$3,686,575

Change in units:
Beginning units	35,106	34,017	164,200	171,395

Units purchased	3,965	4,986	14,714	16,972
Units redeemed	(8,525)	(3,897)	(32,217)	(24,167)

Ending units	30,546	35,106	146,697	164,200

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	MFS Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,735)	$(3,181)	$(811)	$(688)	$(2,027)	$(2,075)	$53,735	$48,033
Reinvested capital gains	44,810	68,014	11,508	0	0	0	0	0
Realized gain (loss)	4,836	18,589	9,863	8,799	6,644	6,450	18,513	2,379
Unrealized gain (loss)	38,171	(148,798)	13,852	(8,208)	42,212	(25,935)	192,360	(22,091)

Net increase (decrease) in contract owners’ equity from operations	85,082	(65,376)	34,412	(97)	46,829	(21,560)	264,608	28,321

Equity transactions:
Contract purchase payments	29,584	40,215	20,001	21,039	31,058	36,782	178,713	210,708
Transfers (to) and from other subaccounts	(39,961)	69,115	8,561	(7,720)	3,558	(10,115)	(52,548)	(96,906)
Transfers (to) and from fixed dollar contract	(21,599)	(9,027)	(7,432)	(7,690)	(4,572)	(3,607)	(38,766)	(24,002)
Withdrawals, surrenders and death benefit payments	(39,927)	(26,098)	(3,379)	(12,591)	(11,913)	(17,714)	(105,180)	(88,897)
Surrender charges (note 2)	(12,761)	(3,786)	(1,696)	(1,805)	(5,144)	(7,160)	(11,506)	(24,819)
Lapse charges (note 2)	(87)	0	0	0	(305)	(689)	0	(3,712)
Cost of insurance and other administrative fees (note 2)	(18,864)	(23,836)	(11,445)	(11,275)	(14,249)	(15,707)	(120,647)	(120,760)

Net equity transactions	(103,615)	46,583	4,610	(20,042)	(1,567)	(18,210)	(149,934)	(148,388)

Net change in contract owners’ equity	(18,533)	(18,793)	39,022	(20,139)	45,262	(39,770)	114,674	(120,067)
Contract owners’ equity:
Beginning of period	468,207	487,000	211,104	231,243	302,861	342,631	2,664,912	2,784,979

End of period	$449,674	$468,207	$250,126	$211,104	$348,123	$302,861	$2,779,586	$2,664,912

Change in units:
Beginning units	31,057	28,699	17,933	19,570	34,797	36,665	189,314	199,486

Units purchased	4,435	8,730	4,184	2,531	6,442	5,928	21,873	20,599
Units redeemed	(10,634)	(6,372)	(3,770)	(4,168)	(6,625)	(7,796)	(31,848)	(30,771)

Ending units	24,858	31,057	18,347	17,933	34,614	34,797	179,339	189,314

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	The Prudential Series Fund, Inc. - Class II
	Jennison Subaccount		Jennison 20/20 Focus Subaccount
	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,574)	$(1,230)	$(22,092)	$(24,269)
Reinvested capital gains	0	0	148,832	0
Realized gain (loss)	7,570	2,962	69,715	99,817
Unrealized gain (loss)	33,690	(3,168)	201,708	(297,862)

Net increase (decrease) in contract owners’ equity from operations	39,686	(1,436)	398,163	(222,314)

Equity transactions:
Contract purchase payments	17,594	17,546	299,767	350,463
Transfers (to) and from other subaccounts	41,034	4,573	(16,845)	(207,367)
Transfers (to) and from fixed dollar contract	(8,744)	(217)	(37,042)	(53,930)
Withdrawals, surrenders and death benefit payments	0	(2,478)	(205,562)	(293,908)
Surrender charges (note 2)	0	(1,347)	(27,197)	(58,691)
Lapse charges (note 2)	(1,151)	(1,046)	(3,664)	(2,628)
Cost of insurance and other administrative fees (note 2)	(8,953)	(7,092)	(175,185)	(188,524)

Net equity transactions	39,780	9,939	(165,728)	(454,585)

Net change in contract owners’ equity	79,466	8,503	232,435	(676,899)
Contract owners’ equity:
Beginning of period	253,763	245,260	3,977,055	4,653,954

End of period	$333,229	$253,763	$4,209,490	$3,977,055

Change in units:
Beginning units	15,603	14,955	192,138	213,111

Units purchased	3,805	1,421	20,442	21,459
Units redeemed	(1,570)	(773)	(27,343)	(42,432)

Ending units	17,838	15,603	185,237	192,138

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		CommodityRealReturn Strategy Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$18,503	$53,718	$148,679	$144,991	$37,170	$69,305	$11,276	$80,069
Reinvested capital gains	230,744	120,161	120,637	107,039	207,865	80,278	20,288	0
Realized gain (loss)	105,402	76,947	191,138	56,286	51,288	83,707	(23,685)	6,269
Unrealized gain (loss)	(20,593)	133,168	195,753	(97,647)	(73,564)	2,270	12,805	(131,773)

Net increase (decrease) in contract owners’ equity from operations	334,056	383,994	656,207	210,669	222,759	235,560	20,684	(45,435)

Equity transactions:
Contract purchase payments	263,126	273,603	375,454	452,666	222,411	243,095	33,993	23,372
Transfers (to) and from other subaccounts	199,205	249,035	441,443	111,774	(58,521)	418,791	109,635	(53,359)
Transfers (to) and from fixed dollar contract	(17,846)	(69,083)	(30,902)	(85,763)	6,512	(99,202)	1,172	(82,755)
Withdrawals, surrenders and death benefit payments	(189,512)	(125,030)	(1,969,325)	(305,411)	(191,863)	(233,120)	(13,962)	(49,608)
Surrender charges (note 2)	(28,017)	(44,272)	(141,291)	(110,334)	(25,008)	(47,432)	(724)	(4,475)
Lapse charges (note 2)	(1,691)	(672)	(3,723)	(14,014)	(3,059)	(1,989)	0	0
Cost of insurance and other administrative fees (note 2)	(213,665)	(179,719)	(286,607)	(270,431)	(174,107)	(161,359)	(22,595)	(22,737)

Net equity transactions	11,600	103,862	(1,614,951)	(221,513)	(223,635)	118,784	107,519	(189,562)

Net change in contract owners’ equity	345,656	487,856	(958,744)	(10,844)	(876)	354,344	128,203	(234,997)
Contract owners’ equity:
Beginning of period	4,182,551	3,694,695	7,415,381	7,426,225	3,629,492	3,275,148	474,144	709,141

End of period	$4,528,207	$4,182,551	$6,456,637	$7,415,381	$3,628,616	$3,629,492	$602,347	$474,144

Change in units:
Beginning units	233,472	228,606	444,687	458,007	191,933	184,925	31,714	43,522

Units purchased	53,710	62,976	83,354	75,184	24,727	68,251	16,813	19,593
Units redeemed	(53,012)	(58,110)	(172,085)	(88,504)	(35,876)	(61,243)	(10,010)	(31,401)

Ending units	234,170	233,472	355,956	444,687	180,784	191,933	38,517	31,714

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Calvert Variable Series, Inc.		Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	VP SRI Equity Subaccount		Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,956)	$(2,180)	$15,703	$4,641	$(30,833)	$(17,438)	$(21,512)	$71,759
Reinvested capital gains	10,942	0	0	0	148,601	0	79,172	0
Realized gain (loss)	7,398	8,030	54,124	7,419	260,716	155,800	44,961	95,450
Unrealized gain (loss)	27,651	(11,038)	(13,334)	30,503	299,008	(380,975)	146,671	(706,909)

Net increase (decrease) in contract owners’ equity from operations	44,035	(5,188)	56,493	42,563	677,492	(242,613)	249,292	(539,700)

Equity transactions:
Contract purchase payments	22,655	23,467	47,781	63,491	449,476	517,138	314,437	344,567
Transfers (to) and from other subaccounts	997	5,980	155,678	12,037	(227,311)	(84,386)	(76,487)	(62,810)
Transfers (to) and from fixed dollar contract	(2,443)	(2,259)	(100)	886	(101,998)	(15,612)	(47,208)	(67,145)
Withdrawals, surrenders and death benefit payments	(3,924)	(10,394)	(170,506)	(35,087)	(366,820)	(258,777)	(205,353)	(210,314)
Surrender charges (note 2)	(1,429)	(2,814)	(32,792)	(13,991)	(52,095)	(42,464)	(28,811)	(28,759)
Lapse charges (note 2)	0	0	0	0	(188)	(5,793)	(424)	(10,740)
Cost of insurance and other administrative fees (note 2)	(20,089)	(19,770)	(23,006)	(22,739)	(256,854)	(258,890)	(170,474)	(175,585)

Net equity transactions	(4,233)	(5,790)	(22,945)	4,597	(555,790)	(148,784)	(214,320)	(210,786)

Net change in contract owners’ equity	39,802	(10,978)	33,548	47,160	121,702	(391,397)	34,972	(750,486)
Contract owners’ equity:
Beginning of period	291,307	302,285	568,812	521,652	5,915,966	6,307,363	3,607,976	4,358,462

End of period	$331,109	$291,307	$602,360	$568,812	$6,037,668	$5,915,966	$3,642,948	$3,607,976

Change in units:
Beginning units	33,350	33,888	35,324	34,965	254,520	260,500	158,563	167,115

Units purchased	2,626	3,391	17,021	6,588	37,234	32,792	33,044	23,909
Units redeemed	(3,038)	(3,929)	(18,124)	(6,229)	(59,119)	(38,772)	(41,700)	(32,461)

Ending units	32,938	33,350	34,221	35,324	232,635	254,520	149,907	158,563

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	The Universal Institutional Funds, Inc. (Morgan Stanley UIF)
	U.S. Real Estate Class I Subaccount		Core Plus Fixed Income Class II Subaccount		U.S. Real Estate Class II Subaccount		Growth Class II Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,450	$1,300	$8,421	$5,087	$2,382	$1,282	$(1,309)	$(1,349)
Reinvested capital gains	0	0	0	0	0	0	10,260	0
Realized gain (loss)	10,787	(32,189)	1,364	193	37,271	(9,425)	9,977	11,851
Unrealized gain (loss)	195,426	106,755	7,807	349	219,600	95,357	5,324	(19,544)

Net increase (decrease) in contract owners’ equity from operations	207,663	75,866	17,592	5,629	259,253	87,214	24,252	(9,042)

Equity transactions:
Contract purchase payments	84,308	90,743	13,896	10,732	156,131	189,300	20,728	36,298
Transfers (to) and from other subaccounts	(134,896)	(63,202)	47,701	81,613	(102,167)	2,300	25,736	174
Transfers (to) and from fixed dollar contract	(12,313)	(27,000)	(18,797)	1,072	(74,391)	(33,496)	(812)	(22,859)
Withdrawals, surrenders and death benefit payments	(88,038)	(76,523)	0	(660)	(116,650)	(50,414)	(15,642)	(6,150)
Surrender charges (note 2)	(5,614)	(4,815)	0	(49)	(32,427)	(23,496)	(218)	(2,601)
Lapse charges (note 2)	(3,125)	(1,109)	0	0	218	(3,612)	0	(626)
Cost of insurance and other administrative fees (note 2)	(82,345)	(84,204)	(8,111)	(5,908)	(66,752)	(66,473)	(7,836)	(9,018)

Net equity transactions	(242,023)	(166,110)	34,689	86,800	(236,038)	14,109	21,956	(4,782)

Net change in contract owners’ equity	(34,360)	(90,244)	52,281	92,429	23,215	101,323	46,208	(13,824)
Contract owners’ equity:
Beginning of period	1,476,532	1,566,776	193,765	101,336	1,790,841	1,689,518	187,939	201,763

End of period	$1,442,172	$1,476,532	$246,046	$193,765	$1,814,056	$1,790,841	$234,147	$187,939

Change in units:
Beginning units	40,948	45,681	13,688	7,489	75,171	74,377	15,690	16,210

Units purchased	3,450	4,872	5,506	7,124	8,197	11,163	5,694	4,370
Units redeemed	(9,610)	(9,605)	(3,156)	(925)	(17,014)	(10,369)	(4,116)	(4,890)

Ending units	34,788	40,948	16,038	13,688	66,354	75,171	17,268	15,690

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco Van Kampen V.I. International Growth Equity Series II Subaccount (note 4)	Invesco V.I. International Growth Series II Subaccount (note 4)
	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,026	$1,313	$(416)
Reinvested capital gains	0	0	0
Realized gain (loss)	27,560	(2,905)	(2,405)
Unrealized gain (loss)	(20,466)	20,436	(16,267)

Net increase (decrease) in contract owners’ equity from operations	11,120	18,844	(19,088)

Equity transactions:
Contract purchase payments	6,492	20,174	16,208
Transfers (to) and from other subaccounts	(126,974)	21,562	133,253
Transfers (to) and from fixed dollar contract	62	(1,695)	(2,122)
Withdrawals, surrenders and death benefit payments	0	(4,775)	(13,886)
Surrender charges (note 2)	0	(370)	(3,413)
Lapse charges (note 2)	0	(2,701)	(153)
Cost of insurance and other administrative fees (note 2)	(2,508)	(5,439)	(3,791)

Net equity transactions	(122,928)	26,756	126,096

Net change in contract owners’ equity	(111,808)	45,600	107,008
Contract owners’ equity:
Beginning of period	111,808	107,008	0

End of period	$0	$152,608	$107,008

Change in units:
Beginning units	12,073	12,514	0

Units purchased	1,509	7,758	15,144
Units redeemed	(13,582)	(4,671)	(2,630)

Ending units	0	15,601	12,514

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Legg Mason Partners Variable Equity Trust - Class I
	Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount		Legg Mason ClearBridge Variable Equity Income Builder Subaccount		Legg Mason ClearBridge Variable Large Cap Value Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,283	$942	$1,348	$2,289	$1,816	$1,822
Reinvested capital gains	0	0	0	0	107	0
Realized gain (loss)	1,890	(410)	5,307	1,424	13,082	799
Unrealized gain (loss)	17,347	(12,149)	3,201	(66)	3,583	338

Net increase (decrease) in contract owners’ equity from operations	21,520	(11,617)	9,856	3,647	18,588	2,959

Equity transactions:
Contract purchase payments	14,933	15,377	2,083	3,300	8,380	11,001
Transfers (to) and from other subaccounts	50,963	(6,649)	(17,275)	56,945	(23,898)	4,117
Transfers (to) and from fixed dollar contract	(1,273)	1,126	(1,959)	(319)	(63)	(5,734)
Withdrawals, surrenders and death benefit payments	(16,348)	(8,813)	(6,430)	(86)	(2,136)	0
Surrender charges (note 2)	(1,083)	(3,185)	(3,518)	0	0	0
Lapse charges (note 2)	0	(74)	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(7,310)	(6,911)	(2,582)	(2,797)	(3,113)	(3,351)

Net equity transactions	39,882	(9,129)	(29,681)	57,043	(20,830)	6,033

Net change in contract owners’ equity	61,402	(20,746)	(19,825)	60,690	(2,242)	8,992
Contract owners’ equity:
Beginning of period	136,652	157,398	86,782	26,092	112,317	103,325

End of period	$198,054	$136,652	$66,957	$86,782	$110,075	$112,317

Change in units:
Beginning units	14,415	15,460	8,264	2,661	11,069	10,608

Units purchased	6,788	1,971	3,380	7,818	7,039	3,440
Units redeemed	(2,895)	(3,016)	(6,019)	(2,215)	(8,727)	(2,979)

Ending units	18,308	14,415	5,625	8,264	9,381	11,069

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Franklin Templeton Variable Insurance Product Trust - Class 2						Neuberger Berman Advisers Management Trust - Class S
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$238,048	$203,350	$(2,030)	$(2,265)	$31,891	$15,554	$(349)	$(332)
Reinvested capital gains	0	0	0	0	0	0	28,686	0
Realized gain (loss)	8,435	7,963	16,383	13,308	(7,672)	(59)	759	3,278
Unrealized gain (loss)	212,386	(139,330)	12,947	(27,873)	191,575	(175,011)	(13,940)	(10,053)

Net increase (decrease) in contract owners’ equity from operations	458,869	71,983	27,300	(16,830)	215,794	(159,516)	15,156	(7,107)

Equity transactions:
Contract purchase payments	274,696	299,012	29,950	33,219	101,512	123,347	8,176	8,749
Transfers (to) and from other subaccounts	(65,788)	(71,776)	5,683	4,487	30,383	(18,264)	11,491	(235)
Transfers (to) and from fixed dollar contract	(55,902)	(28,545)	(5,772)	(5,009)	(13,745)	(24,705)	(1,418)	(1,223)
Withdrawals, surrenders and death benefit payments	(137,097)	(173,102)	(29,331)	(25,777)	(31,018)	(51,482)	(7,511)	(8,503)
Surrender charges (note 2)	(17,644)	(28,349)	(724)	(3,844)	(8,381)	(4,226)	(593)	(2,084)
Lapse charges (note 2)	(313)	(781)	0	0	(656)	(707)	0	0
Cost of insurance and other administrative fees (note 2)	(168,958)	(168,226)	(14,646)	(16,860)	(48,122)	(52,282)	(4,307)	(4,435)

Net equity transactions	(171,006)	(171,767)	(14,840)	(13,784)	29,973	(28,319)	5,838	(7,731)

Net change in contract owners’ equity	287,863	(99,784)	12,460	(30,614)	245,767	(187,835)	20,994	(14,838)
Contract owners’ equity:
Beginning of period	3,892,792	3,992,576	314,746	345,360	1,237,276	1,425,111	100,832	115,670

End of period	$4,180,655	$3,892,792	$327,206	$314,746	$1,483,043	$1,237,276	$121,826	$100,832

Change in units:
Beginning units	317,152	330,563	29,807	30,904	128,957	131,753	10,705	11,372

Units purchased	34,364	39,701	5,117	4,040	23,114	18,629	2,168	1,687
Units redeemed	(46,887)	(53,112)	(6,350)	(5,137)	(20,350)	(21,425)	(1,578)	(2,354)

Ending units	304,629	317,152	28,574	29,807	131,721	128,957	11,295	10,705

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Financial Investors Variable Insurance Trust - Class II
	Ibbotson Conservative ETF Asset Allocation Subaccount		Ibbotson Income & Growth ETF Asset Allocation Subaccount		Ibbotson Balanced ETF Asset Allocation Subaccount		Ibbotson Growth ETF Asset Allocation Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,672	$847	$1,111	$437	$4,503	$1,567	$12,966	$10,072
Reinvested capital gains	10,826	2,627	3,595	2,156	24,207	9,010	147,999	20,653
Realized gain (loss)	336	117	4,285	5,278	13,831	9,839	21,729	10,901
Unrealized gain (loss)	(10,563)	(1,328)	356	(7,040)	15,506	(30,589)	33,723	(115,550)

Net increase (decrease) in contract owners’ equity from operations	7,271	2,263	9,347	831	58,047	(10,173)	216,417	(73,924)

Equity transactions:
Contract purchase payments	13,871	8,391	12,851	15,117	67,984	49,743	140,112	132,590
Transfers (to) and from other subaccounts	466,727	39,500	30,381	58,238	24,211	8,313	93,954	372,257
Transfers (to) and from fixed dollar contract	(5,217)	250	23	285	(59)	10,216	3,640	11,840
Withdrawals, surrenders and death benefit payments	0	0	(41,348)	(19,768)	(91,756)	(28)	(126,991)	(27,581)
Surrender charges (note 2)	0	0	(19,084)	(7,084)	(12,239)	0	0	(1,210)
Lapse charges (note 2)	0	0	0	0	0	0	(4,901)	0
Cost of insurance and other administrative fees (note 2)	(7,073)	(2,725)	(4,078)	(4,209)	(26,062)	(25,962)	(63,228)	(51,132)

Net equity transactions	468,308	45,416	(21,255)	42,579	(37,921)	42,282	42,586	436,764

Net change in contract owners’ equity	475,579	47,679	(11,908)	43,410	20,126	32,109	259,003	362,840
Contract owners’ equity:
Beginning of period	109,426	61,747	135,805	92,395	567,232	535,123	1,777,914	1,415,074

End of period	$585,005	$109,426	$123,897	$135,805	$587,358	$567,232	$2,036,917	$1,777,914

Change in units:
Beginning units	9,409	5,436	11,201	7,646	44,485	41,286	135,877	103,395

Units purchased	39,819	4,210	3,456	7,817	9,014	13,912	24,881	40,412
Units redeemed	(1,056)	(237)	(5,113)	(4,262)	(11,617)	(10,713)	(21,855)	(7,930)

Ending units	48,172	9,409	9,544	11,201	41,882	44,485	138,903	135,877

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Financial Investors Variable Insurance Trust - Class II		ALPS Variable Insurance Trust - Class II	Federated Insurance Series - Service Shares
	Ibbotson Aggressive Growth EFT Asset Allocation Subaccount		AVS Listed Private Equity Subaccount	Kaufmann Fund II Subaccount
	2012	2011	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,225	$1,888	$(3)	$(149)	$184
Reinvested capital gains	117	0	0	0	0
Realized gain (loss)	9,861	11,137	(3,804)	(549)	(5,609)
Unrealized gain (loss)	64,424	(52,499)	3,733	1,571	(3,199)

Net increase (decrease) in contract owners’ equity from operations	78,627	(39,474)	(74)	873	(8,624)

Equity transactions:
Contract purchase payments	116,478	70,448	0	1,937	1,711
Transfers (to) and from other subaccounts	55,135	110,327	(32,652)	12,630	7,687
Transfers (to) and from fixed dollar contract	15,487	(26,148)	0	(589)	(1,090)
Withdrawals, surrenders and death benefit payments	0	(164)	0	0	0
Surrender charges (note 2)	0	0	0	0	0
Lapse charges (note 2)	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(93,161)	(83,645)	0	(1,135)	(1,615)

Net equity transactions	93,939	70,818	(32,652)	12,843	6,693

Net change in contract owners’ equity	172,566	31,344	(32,726)	13,716	(1,931)
Contract owners’ equity:
Beginning of period	553,081	521,737	32,726	9,432	11,363

End of period	$725,647	$553,081	$0	$23,148	$9,432

Change in units:
Beginning units	41,630	37,014	2,044	758	784

Units purchased	14,161	13,421	0	1,759	3,137
Units redeemed	(7,602)	(8,805)	(2,044)	(914)	(3,163)

Ending units	48,189	41,630	0	1,603	758

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$232	$114	$26	$25	$(9)	$(13)
Reinvested capital gains	1,324	0	0	0	0	0
Realized gain (loss)	(1,422)	490	10	(5)	122	(4)
Unrealized gain (loss)	517	(1,801)	337	(102)	509	(156)

Net increase (decrease) in contract owners’ equity from operations	651	(1,197)	373	(82)	622	(173)

Equity transactions:
Contract purchase payments	36,507	8,454	60	0	1,191	598
Transfers (to) and from other subaccounts	11,121	(211)	19	3,047	416	2,428
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	0
Surrender charges (note 2)	(614)	0	0	0	0	0
Lapse charges (note 2)	(5,095)	0	0	0	(574)	0
Cost of insurance and other administrative fees (note 2)	(8,701)	(1,320)	(169)	(123)	(471)	(295)

Net equity transactions	33,218	6,923	(90)	2,924	562	2,731

Net change in contract owners’ equity	33,869	5,726	283	2,842	1,184	2,558
Contract owners’ equity:
Beginning of period	20,561	14,835	2,842	0	3,129	571

End of period	$54,430	$20,561	$3,125	$2,842	$4,313	$3,129

Change in units:
Beginning units	1,785	1,185	211	0	215	38

Units purchased	11,835	767	5	220	101	197
Units redeemed	(9,614)	(167)	(11)	(9)	(66)	(20)

Ending units	4,006	1,785	205	211	250	215

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		Franklin Templeton VIP Founding Funds Allocation Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$18,760	$10,957	$(65)	$(66)	$1,107	$536	$1,053	$(181)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,367	486	2,341	857	612	404	169	91
Unrealized gain (loss)	6,904	(7,236)	(988)	(1,524)	6,133	(6,131)	5,416	1,591

Net increase (decrease) in contract owners’ equity from operations	28,031	4,207	1,288	(733)	7,852	(5,191)	6,638	1,501

Equity transactions:
Contract purchase payments	31,477	11,333	3,279	4,342	9,237	8,363	2,824	1,805
Transfers (to) and from other subaccounts	3,373	(1,403)	(7,377)	367	10,690	2,391	8,769	0
Transfers (to) and from fixed dollar contract	0	0	(1,508)	0	(1,305)	0	29	18,984
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0
Lapse charges (note 2)	0	0	(5,523)	0	(1,537)	0	0	0
Cost of insurance and other administrative fees (note 2)	(9,162)	(3,096)	(713)	(674)	(3,166)	(2,466)	(1,221)	(976)

Net equity transactions	25,688	6,834	(11,842)	4,035	13,919	8,288	10,401	19,813

Net change in contract owners’ equity	53,719	11,041	(10,554)	3,302	21,771	3,097	17,039	21,314
Contract owners’ equity:
Beginning of period	213,734	202,693	16,720	13,418	41,911	38,814	40,501	19,187

End of period	$267,453	$213,734	$6,166	$16,720	$63,682	$41,911	$57,540	$40,501

Change in units:
Beginning units	14,486	13,948	1,210	916	3,338	2,739	3,042	1,406

Units purchased	8,289	851	276	340	1,464	777	825	1,707
Units redeemed	(6,549)	(313)	(1,074)	(46)	(476)	(178)	(86)	(71)

Ending units	16,226	14,486	412	1,210	4,326	3,338	3,781	3,042

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Period Ended December 31, 2012 and 2011

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount		Total Subaccounts	Total Subaccounts
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,516	$6,594	$(4,250)	$(6,013)	$(4,554)	$(1,907)	$817,253	$702,445
Reinvested capital gains	0	0	37,692	0	44,670	12,770	4,716,000	1,174,872
Realized gain (loss)	41,409	59,151	(20,348)	58,903	1,827	5,286	4,948,531	3,424,493
Unrealized gain (loss)	265,990	(220,327)	2,218	(275,618)	76,708	(43,812)	19,643,525	(17,747,854)

Net increase (decrease) in contract owners’ equity from operations	316,915	(154,582)	15,312	(222,728)	118,651	(27,663)	30,125,309	(12,446,044)

Equity transactions:
Contract purchase payments	105,248	116,806	43,416	79,207	59,848	32,202	17,435,902	19,289,457
Transfers (to) and from other subaccounts	(76,638)	354,853	(26,728)	(46,849)	502,472	127,834	0	0
Transfers (to) and from fixed dollar contract	(8,982)	9,326	(9,617)	(96,476)	101,158	4,497	(3,669,889)	(3,876,639)
Withdrawals, surrenders and death benefit payments	(76,861)	(67,176)	(23,950)	(62,647)	(26,925)	(50,548)	(17,913,712)	(12,024,139)
Surrender charges (note 2)	(7,101)	(1,930)	(8,801)	(4,719)	(873)	(10,258)	(1,715,506)	(2,072,301)
Lapse charges (note 2)	(41)	0	(630)	(3,795)	(57)	0	(86,583)	(253,070)
Cost of insurance and other administrative fees (note 2)	(83,418)	(75,336)	(31,711)	(40,931)	(45,946)	(13,720)	(12,399,199)	(12,614,108)

Net equity transactions	(147,793)	336,543	(58,021)	(176,210)	589,677	90,007	(18,348,987)	(11,550,800)

Net change in contract owners’ equity	169,122	181,961	(42,709)	(398,938)	708,328	62,344	11,776,322	(23,996,844)
Contract owners’ equity:
Beginning of period	1,753,902	1,571,941	690,561	1,089,499	273,472	211,128	223,761,892	247,758,736

End of period	$1,923,024	$1,753,902	$647,852	$690,561	$981,800	$273,472	$235,538,214	$223,761,892

Change in units:
Beginning units	143,371	118,352	51,051	62,800	19,165	13,839	12,774,324	13,308,379

Units purchased	32,334	71,735	12,804	23,487	50,724	20,427	2,102,247	1,998,105
Units redeemed	(42,808)	(46,716)	(16,493)	(35,236)	(15,658)	(15,101)	(2,941,595)	(2,532,160)

Ending units	132,897	143,371	47,362	51,051	54,231	19,165	11,934,976	12,774,324

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Notes to Financial Statements	December 31, 2012

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account R (the “Account”) is a separate account of Ohio National Life Assurance Corporation (“ONLAC”) established as a funding vehicle for variable universal life insurance policies. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLAC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable insurance life policies is not chargeable with liabilities arising out of any other business ONLAC may conduct.

ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The variable life insurance policies are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLAC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Janus Aspen Series - Institutional Shares: Janus, Worldwide, and Balanced

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Worldwide, Balanced, and Overseas

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

The Prudential Series Fund, Inc. - Class II: Jennison and Jennison 20/20 Focus

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn Strategy

Calvert Variable Series, Inc.: VP SRI Equity

Dreyfus Variable Investment Fund - Service Class: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. (Morgan Stanley UIF): U.S. Real Estate Class I, Core Plus Fixed Income Class II, U.S. Real Estate Class II, and Growth Class II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II

Legg Mason Partners Variable Equity Trust - Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value, Legg Mason ClearBridge Variable Equity Income Builder, and Legg Mason ClearBridge Variable Large Cap Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Financial Investors Variable Insurance Trust - Class II: Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

Federated Insurance Series - Service Shares: Kaufmann Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

The underlying mutual funds in which the subaccounts invest are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $16.6 million and $15.6 million for the periods ended December 31, 2012 and 2011, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the general account of ONLAC. The accompanying financial statements include only the contract owners’ premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2012.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

The Account has evaluated for possible subsequent events through April 12, 2013, which is the date these financial statements were issued and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk of the policies. ONLAC charges the Accounts’ assets for assuming those risks. Such charges will be assessed through the unit value calculation.

At the end of each valuation period, ONLAC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLAC is the risk that the deductions provided for in the variable life insurance policies may be insufficient to cover the actual costs to administer the terms stated in the contracts.

Each premium payment is subject to a premium expense charge. The premium expense charge is deducted in proportion to each policy’s current premium allocation choices. The premium expense charge have some of the following components: distribution charge for premiums paid, federal tax charge for premiums paid, and state or local taxes on premium payments. Total premium expense charges assessed by ONLAC amounted to $743,678 and $837,502 for the periods ended December 31, 2012 and 2011, respectively.

A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $684,847 and $841,525 for the periods ended December 31, 2012 and 2011, respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $1,030,659 and $1,230,776 for the periods ended December 31, 2012 and 2011 respectively.

All other fees assessed on contracts, including transfer fees, administrative fees, cost of insurance, maintenance fees, unit loads, and fees for optional riders, are charged to contracts upon the event related to the expense. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The table on the following pages illustrates product and contract level charges:

The following basic charge is assessed through reduction of daily unit values:

Mortality and Expense Risk Fees
This basic charge is assessed through reduction of daily unit values	0.75%
The following charges are assessed through the redemption of units:
Premium Expense Charge
Deducted from premiums upon receipt.	1.25% to 7.50%
Premium Taxes
Deducted from premiums upon receipt. Variable depending on state of policy issue.	0% to 6%
Surrender Fees
Of stated surrendered amount upon full surrender, partial surrender, or lapse (per $1,000). Additional fees may be charged if surrender is within the first year of policy.	$7.32 to $60.00
Transfer Fees - per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15

Administrative Fees
Upon the partial surrender amount.	the lesser of $25 or 2%
Cost of Insurance
Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. (per $1,000)	$.00008 to $83.33
Maintenance Fee
Deducted monthly.	$5 to $10
Unit Load
Deducted monthly. Charge is based on the issue age of the younger insured.	$0.033 to $0.050
Death Benefit Guarantee Option
Deducted monthly.
Stated amount for 10 year to age 70 guarantee (per $1,000)	$0.01
Stated amount of the guarantee to maturity (per $1,000)	$0.01 to $0.03
Term Rider
Deducted monthly. Provides additional death benefit on the life of the policyholder. (per $1,000)	$0.01 to $83.33
Additional Insured Term
Deducted Monthly. Provides additional death benefit on the life of another person. (per $1,000)	$0.01 to $83.33
Spousal Insured Term
Deducted Monthly. Provides additional death benefit on the life of the insured spouse. (per $1,000)	$0.01 to $83.33
Family Term Life Insurance
Deducted monthly. Provides term insurance coverage on all current and future children. Regardless of the number of children. (per $1,000)	$0.44
Continuation of Coverage Rider
Deducted monthly. Provides for payment of full death benefit past maturity date. (per $1,000)	$0.00 to $0.90
Accidental Death Benefit
Deducted monthly. Provides additional death benefit if insured’s sole cause of death is an accident. (per $1,000)	$0.05 to $0.29
Lifetime Advantage Rider
Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. There may be an administrative charge if permitted under state law.	$100
Exchange of Life Insured - per exchange
Allows the insured life to be changed.	$75
Guaranteed Purchase Option
Deducted monthly. Provides the right to purchase chosen amount of insurance coverage at certain dates without evidence of insurability. (per $1,000)	$0.02 to $0.19
Waiver of Stipulated Premium for Total Disability
Deducted monthly. Credits a stipulated premium to the policy if insured is totally disabled. (per $1,000)	$0.01 to $0.18
Preferred Loan Rider
Deducted monthly. Allows a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of 20% of assets.	20%
Joint Term Life Rider
Deducted monthly. Provides for the purchase of additional second to die term insurance as part or your policy. (per $1,000)	$0.00008 to $83.33
Double Coverage Rider
Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four policy years. (per $1,000)	$0.00008 to $83.33

Single Term Life Rider
Deducted monthly. Allows the purchase of additional term life insurance on one of the insureds. (per $1,000)	$0.05 to $83.33
Family Split Option Rider
Deducted monthly. Enables the dividing of a policy into two individual policies in the event of divorce or tax law changes. (per $1,000)	$0.005
Waiver of Premium at First Death
Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per $1,000)	$0.01 to $2.12

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLAC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLAC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.

The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$235,538,214	$0	$0	$235,538,214

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2012.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$2,148,840	$3,767,691
Money Market Subaccount	6,826,202	7,936,414
Bond Subaccount	1,221,199	712,749
Omni Subaccount	690,013	1,114,168
International Subaccount	854,356	1,575,033
Capital Appreciation Subaccount	852,316	1,861,315
Millennium Subaccount	816,583	1,760,821
International Small-Mid Company Subaccount	570,086	1,204,058
Aggressive Growth Subaccount	448,414	626,921
Small Cap Growth Subaccount	268,429	620,548
Mid Cap Opportunity Subaccount	781,769	1,909,381
S&P 500 Index Subaccount	2,462,921	3,233,582
Strategic Value Subaccount	210,061	811,189
High Income Bond Subaccount	733,244	698,376
Capital Growth Subaccount	317,730	464,359
Nasdaq-100 Index Subaccount	399,327	275,835
Bristol Subaccount	70,420	86,340
Bryton Growth Subaccount	157,442	180,142
U.S. Equity Subaccount	11,985	3,566
Balanced Subaccount	177,204	73,297
Income Opportunity Subaccount	11,847	11,204
Target VIP Subaccount	45,138	28,741
Target Equity/Income Subaccount	42,279	46,659
Bristol Growth Subaccount	3,554	2,043
Janus Aspen Series - Institutional Shares:
Janus Subaccount	452,574	713,497
Worldwide Subaccount	245,645	387,339
Balanced Subaccount	842,984	2,552,881
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	311	33,822
Small Cap Value Subaccount	576	5,989
Discovery Subaccount	1,652	88,955
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	469,529	572,468
Structured U.S. Equity Subaccount	55,615	155,030
Strategic Growth Subaccount	150,567	205,982
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	995,492	1,671,602
U.S. Small-Mid Cap Equity Subaccount	1,038,937	563,686
U.S. Strategic Equity Subaccount	19,570	10,538
International Equity Subaccount	79,239	74,788
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	2,591,099	2,161,189
VIP Contrafund Subaccount	1,461,484	2,094,555
VIP Growth Subaccount	514,330	702,114
VIP Equity-Income Subaccount	572,577	417,554
VIP Real Estate Subaccount	537,618	304,360
Janus Aspen Series - Service Shares:
Janus Subaccount	177,055	180,259
Worldwide Subaccount	181,940	213,216
Balanced Subaccount	767,752	640,969
Overseas Subaccount	1,426,124	1,680,340
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	69,953	151,648
Mid Cap Value Subaccount	406,518	845,523
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount	119,754	181,294
Investors Growth Stock Subaccount	61,394	46,087
Mid Cap Growth Subaccount	61,619	65,213
Total Return Subaccount	388,758	484,957
The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount	68,909	30,703
Jennison 20/20 Focus Subaccount	592,151	631,139
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	1,276,495	1,015,648
Total Return Subaccount	1,752,830	3,098,465
Global Bond Subaccount	748,489	727,089
CommodityRealReturn Strategy Subaccount	294,095	155,012
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	36,479	31,726
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	313,200	320,442

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

	Purchases	Sales
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	1,072,908	1,510,930
Micro-Cap Subaccount	865,275	1,021,935
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount	144,293	384,866
Core Plus Fixed Income Class II Subaccount	91,223	48,113
U.S. Real Estate Class II Subaccount	221,605	455,261
Growth Class II Subaccount	87,175	56,268
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	68,624	40,555
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	74,249	32,084
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	39,511	67,844
Legg Mason ClearBridge Variable Large Cap Value Subaccount	75,832	94,739
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount	699,538	632,496
Franklin Flex Cap Growth Securities Subaccount	55,701	72,571
Templeton Foreign Securities Subaccount	274,556	212,692
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	50,944	16,769
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	499,809	14,003
Ibbotson Income & Growth ETF Asset Allocation Subaccount	49,045	65,594
Ibbotson Balanced ETF Asset Allocation Subaccount	149,968	159,179
Ibbotson Growth ETF Asset Allocation Subaccount	517,038	313,487
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	211,003	112,722
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	25,289	12,595
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	152,891	118,117
Structured U.S. Equity Subaccount	127	191
Strategic Growth Subaccount	1,663	1,110
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount	147,001	102,553
Franklin Flex Cap Growth Securities Subaccount	4,113	16,020
Templeton Foreign Securities Subaccount	21,586	6,560
Franklin Templeton VIP Founding Funds Allocation Subaccount	13,035	1,581
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	453,523	591,800
VIP Global Natural Resources Subaccount	208,921	233,500
VIP Science and Technology Subaccount	892,371	262,578

	$46,063,490	$58,879,224

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the contracts in accumulation period) as of December 31, expenses, total return, and investment income ratio for the periods then ended, for the respective subaccounts and products:

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ohio National Fund, Inc.:
Equity Subaccount
	2012	513,630	$30.112731	$15,466,810	0.75%	14.83%	1.36%
	2011	573,090	$26.224189	$15,028,808	0.75%	-4.10%	0.85%
	2010	624,818	$27.344216	$17,085,152	0.75%	7.11%	0.20%
	2009	683,306	$25.529239	$17,444,286	0.75%	38.07%	0.25%
	2008	731,762	$18.490068	$13,530,321	0.75%	-55.15%	0.84%

Money Market Subaccount
	2012	279,007	$21.548469	$6,012,168	0.75%	-0.75%	0.00%
	2011	328,055	$21.710959	$7,122,392	0.75%	-0.74%	0.00%
	2010	332,089	$21.873341	$7,263,895	0.75%	-0.74%	0.00%
	2009	430,247	$22.037386	$9,481,511	0.75%	-0.74%	0.00%
	2008	565,777	$22.202654	$12,561,748	0.75%	1.01%	1.74%

Bond Subaccount
	2012	117,905	$39.485628	$4,655,567	0.75%	6.46%	0.00%
	2011	104,276	$37.090581	$3,867,651	0.75%	5.57%	0.00%
	2010	110,965	$35.133786	$3,898,624	0.75%	7.03%	0.00%
	2009	118,965	$32.824781	$3,904,992	0.75%	20.03%	0.00%
	2008	119,037	$27.347478	$3,255,366	0.75%	-12.11%	0.00%

Omni Subaccount
	2012	175,904	$32.029264	$5,634,068	0.75%	11.21%	1.30%
	2011	190,577	$28.801995	$5,488,983	0.75%	-4.83%	1.25%
	2010	204,988	$30.263414	$6,203,641	0.75%	12.35%	1.55%
	2009	223,111	$26.936471	$6,009,822	0.75%	32.16%	1.93%
	2008	245,153	$20.381461	$4,996,581	0.75%	-31.97%	2.29%

International Subaccount
	2012	362,751	$21.866998	$7,932,265	0.75%	19.35%	0.00%
	2011	395,709	$18.321327	$7,249,914	0.75%	-16.04%	0.00%
	2010	427,261	$21.821251	$9,323,365	0.75%	15.88%	0.00%
	2009	463,558	$18.831131	$8,729,330	0.75%	37.20%	0.00%
	2008	527,747	$13.725442	$7,243,556	0.75%	-46.48%	0.00%

Capital Appreciation Subaccount
	2012	233,495	$40.967471	$9,565,688	0.75%	16.71%	0.60%
	2011	259,094	$35.100602	$9,094,366	0.75%	-2.38%	0.38%
	2010	278,877	$35.957535	$10,027,722	0.75%	16.12%	0.23%
	2009	300,968	$30.965732	$9,319,693	0.75%	41.77%	1.20%
	2008	358,424	$21.841780	$7,828,612	0.75%	-39.46%	0.64%

Millennium Subaccount
	2012	255,301	$32.897398	$8,398,749	0.75%	8.62%	0.00%
	2011	282,100	$30.285808	$8,543,630	0.75%	-1.61%	0.00%
	2010	303,399	$30.782145	$9,339,272	0.75%	23.37%	0.00%
	2009	333,402	$24.950223	$8,318,455	0.75%	19.94%	0.00%
	2008	367,243	$20.801401	$7,639,174	0.75%	-42.97%	0.00%

International Small-Mid Company Subaccount
	2012	147,741	$33.154044	$4,898,225	0.75%	21.77%	0.00%
	2011	167,008	$27.225826	$4,546,932	0.75%	-18.13%	0.00%
	2010	177,019	$33.253575	$5,886,518	0.75%	18.84%	0.00%
	2009	189,080	$27.981323	$5,290,697	0.75%	44.96%	0.00%
	2008	210,998	$19.302448	$4,072,770	0.75%	-51.67%	0.00%

Aggressive Growth Subaccount
	2012	293,292	$11.738881	$3,442,921	0.75%	21.95%	0.00%
	2011	306,917	$9.626024	$2,954,393	0.75%	-5.97%	0.00%
	2010	318,548	$10.236871	$3,260,935	0.75%	9.14%	0.00%
	2009	331,435	$9.379427	$3,108,675	0.75%	41.55%	0.00%
	2008	339,372	$6.626276	$2,248,771	0.75%	-44.10%	0.00%

Small Cap Growth Subaccount
	2012	128,695	$21.103258	$2,715,881	0.75%	17.13%	0.00%
	2011	145,038	$18.016349	$2,613,058	0.75%	1.96%	0.00%
	2010	149,343	$17.670285	$2,638,929	0.75%	29.06%	0.00%
	2009	167,088	$13.691143	$2,287,632	0.75%	49.64%	0.00%
	2008	165,961	$9.149379	$1,518,441	0.75%	-48.08%	0.00%

Mid Cap Opportunity Subaccount
	2012	294,694	$27.970647	$8,242,791	0.75%	18.81%	0.00%
	2011	334,484	$23.541822	$7,874,372	0.75%	-4.08%	0.00%
	2010	353,358	$24.543753	$8,672,728	0.75%	18.71%	0.00%
	2009	391,084	$20.675676	$8,085,927	0.75%	39.56%	0.00%
	2008	412,980	$14.815344	$6,118,434	0.75%	-51.65%	0.00%

S&P 500 Index Subaccount
	2012	904,573	$21.886270	$19,797,722	0.75%	14.53%	1.39%
	2011	947,971	$19.108866	$18,114,650	0.75%	1.01%	1.40%
	2010	973,471	$18.917669	$18,415,804	0.75%	13.60%	1.33%
	2009	1,079,653	$16.652341	$17,978,751	0.75%	24.89%	1.49%
	2008	1,119,107	$13.333415	$14,921,520	0.75%	-37.77%	1.57%
Strategic Value Subaccount
	2012	89,747	$12.395376	$1,112,451	0.75%	6.41%	1.15%
	2011	139,993	$11.648431	$1,630,704	0.75%	13.18%	1.66%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
2010	134,728	$10.291891	$1,386,609	0.75%	11.15%	3.48%
2009	137,284	$9.259333	$1,271,162	0.75%	10.69%	3.24%
2008	141,053	$8.364878	$1,179,894	0.75%	-28.80%	4.62%

High Income Bond Subaccount
2012	168,893	$22.986788	$3,882,306	0.75%	13.49%	0.00%
2011	165,745	$20.255269	$3,357,217	0.75%	4.58%	0.00%
2010	187,031	$19.368311	$3,622,483	0.75%	13.24%	0.00%
2009	201,101	$17.104010	$3,439,627	0.75%	48.13%	0.00%
2008	200,249	$11.546619	$2,312,199	0.75%	-25.87%	0.00%

Capital Growth Subaccount
2012	160,348	$14.145222	$2,268,152	0.75%	12.96%	0.00%
2011	170,407	$12.521972	$2,133,833	0.75%	-3.18%	0.00%
2010	177,295	$12.933424	$2,293,035	0.75%	35.41%	0.00%
2009	188,360	$9.551447	$1,799,110	0.75%	34.26%	0.00%
2008	211,854	$7.114147	$1,507,160	0.75%	-36.84%	0.00%

Nasdaq-100 Index Subaccount
2012	191,285	$7.562005	$1,446,500	0.75%	16.99%	0.72%
2011	176,132	$6.463548	$1,138,440	0.75%	2.43%	0.36%
2010	181,098	$6.310439	$1,142,811	0.75%	18.50%	0.33%
2009	206,123	$5.325464	$1,097,698	0.75%	52.55%	0.00%
2008	157,907	$3.490868	$551,231	0.75%	-42.41%	0.00%

Bristol Subaccount
2012	46,746	$14.156381	$661,759	0.75%	12.34%	0.58%
2011	47,840	$12.601475	$602,853	0.75%	-7.85%	0.45%
2010	49,556	$13.674643	$677,663	0.75%	12.26%	0.59%
2009	48,077	$12.181004	$585,631	0.75%	34.82%	0.59%
2008	52,117	$9.035262	$470,887	0.75%	-40.99%	0.87%

Bryton Growth Subaccount
2012	71,873	$12.735777	$915,360	0.75%	10.46%	0.00%
2011	73,471	$11.529858	$847,111	0.75%	-9.96%	0.00%
2010	75,200	$12.805195	$962,947	0.75%	23.12%	0.00%
2009	62,595	$10.400762	$651,031	0.75%	34.72%	0.00%
2008	42,388	$7.720216	$327,245	0.75%	-39.99%	0.00%

U.S. Equity Subaccount
2012	6,483	$7.978109	$51,719	0.75%	13.76%	0.59%
2011	5,430	$7.013355	$38,082	0.75%	-2.68%	0.00%
2010	4,736	$7.206738	$34,129	0.75%	11.63%	0.76%
2009	3,944	$6.456175	$25,462	0.75%	15.71%	0.87%
2008	2,667	$5.579820	$14,882	0.75%	-48.37%	1.12%

Balanced Subaccount
2012	31,005	$12.439145	$385,674	0.75%	12.45%	0.00%
2011	22,104	$11.061696	$244,508	0.75%	1.53%	2.22%
2010	18,846	$10.894894	$205,323	0.75%	6.98%	2.15%
2009	18,599	$10.183777	$189,404	0.75%	23.99%	2.13%
2008	19,682	$8.213549	$161,662	0.75%	-27.48%	0.00%

Income Opportunity Subaccount
2012	2,770	$10.632723	$29,456	0.75%	6.53%	0.00%
2011	2,685	$9.980727	$26,796	0.75%	-1.82%	0.00%
2010	2,749	$10.165620	$27,943	0.75%	6.35%	0.00%
2009	2,783	$9.558443	$26,603	0.75%	12.30%	0.00%
2008	2,168	$8.511371	$18,456	0.75%	-21.41%	0.00%

Target VIP Subaccount
2012	19,920	$9.708690	$193,402	0.75%	14.38%	1.46%
2011	18,323	$8.488287	$155,528	0.75%	-2.14%	0.98%
2010	18,768	$8.674061	$162,795	0.75%	18.58%	1.40%
2009	17,449	$7.315071	$127,638	0.75%	13.91%	1.45%
2008	16,210	$6.421718	$104,095	0.75%	-43.76%	1.44%

Target Equity/Income Subaccount
2012	24,805	$8.282476	$205,446	0.75%	10.25%	2.05%
2011	25,560	$7.512576	$192,020	0.75%	-11.75%	1.55%
2010	27,000	$8.513216	$229,860	0.75%	22.31%	1.28%
2009	29,392	$6.960340	$204,580	0.75%	11.49%	1.57%
2008	50,908	$6.242766	$317,808	0.75%	-45.48%	1.67%

Bristol Growth Subaccount
2012	3,360	$15.853810	$53,266	0.75%	10.36%	0.46%
2011	3,253	$14.365023	$46,726	0.75%	-2.50%	0.37%
2010	2,907	$14.733928	$42,831	0.75%	11.96%	0.39%
2009	896	$13.160500	$11,787	0.75%	31.61%	0.00%	1/6/09

Janus Aspen Series - Institutional Shares:
Janus Subaccount
2012	529,405	$10.719731	$5,675,077	0.75%	17.70%	0.56%
2011	563,290	$9.107645	$5,130,249	0.75%	-6.00%	0.59%
2010	606,521	$9.689480	$5,876,877	0.75%	13.67%	1.10%
2009	651,702	$8.524558	$5,555,469	0.75%	35.34%	0.54%
2008	674,534	$6.298794	$4,248,753	0.75%	-40.17%	0.75%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Worldwide Subaccount
	2012	216,317	$10.846831	$2,346,352	0.75%	19.19%	0.88%
	2011	230,752	$9.100210	$2,099,888	0.75%	-14.38%	0.58%
	2010	244,738	$10.628919	$2,601,299	0.75%	14.97%	0.61%
	2009	275,952	$9.244680	$2,551,092	0.75%	36.67%	1.42%
	2008	305,421	$6.764005	$2,065,867	0.75%	-45.08%	1.20%

Balanced Subaccount
	2012	139,304	$18.919912	$2,635,618	0.75%	12.77%	2.38%
	2011	252,632	$16.777456	$4,238,516	0.75%	0.88%	2.45%
	2010	267,223	$16.630454	$4,444,047	0.75%	7.58%	2.83%
	2009	277,124	$15.458768	$4,283,995	0.75%	24.95%	3.04%
	2008	274,863	$12.372063	$3,400,627	0.75%	-16.47%	2.76%

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
	2012	12,481	$19.020429	$237,403	0.75%	14.66%	0.09%
	2011	14,238	$16.588889	$236,187	0.75%	-6.22%	0.15%
	2010	18,841	$17.689392	$333,286	0.75%	22.84%	0.77%
	2009	23,887	$14.400925	$343,994	0.75%	46.64%	0.00%
	2008	31,072	$9.820817	$305,153	0.75%	-40.55%	1.87%

Small Cap Value Subaccount
	2012	3,429	$19.181473	$65,776	0.75%	13.14%	0.87%
	2011	3,715	$16.953351	$62,974	0.75%	-7.95%	0.66%
	2010	3,904	$18.418102	$71,909	0.75%	16.38%	1.50%
	2009	4,067	$15.825927	$64,365	0.75%	58.99%	1.23%
	2008	4,615	$9.954264	$45,944	0.75%	-44.96%	0.00%

Discovery Subaccount
	2012	32,676	$13.278487	$433,888	0.75%	16.85%	0.00%
	2011	39,142	$11.363265	$444,783	0.75%	-0.32%	0.00%
	2010	45,717	$11.400113	$521,179	0.75%	34.53%	0.00%
	2009	51,351	$8.473760	$435,132	0.75%	39.26%	0.00%
	2008	65,527	$6.084869	$398,725	0.75%	-44.77%	0.00%

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
	2012	231,570	$12.141891	$2,811,693	0.75%	18.24%	1.41%
	2011	247,581	$10.269053	$2,542,422	0.75%	-7.74%	1.22%
	2010	255,547	$11.130779	$2,844,433	0.75%	10.37%	0.81%
	2009	263,585	$10.084986	$2,658,252	0.75%	17.44%	1.89%
	2008	245,085	$8.587516	$2,104,669	0.75%	-35.01%	2.08%

Structured U.S. Equity Subaccount
	2012	33,836	$11.131473	$376,646	0.75%	13.60%	1.65%
	2011	43,324	$9.798702	$424,515	0.75%	3.27%	1.76%
	2010	44,101	$9.488199	$418,443	0.75%	12.00%	1.51%
	2009	46,760	$8.471424	$396,127	0.75%	20.24%	2.24%
	2008	44,867	$7.045207	$316,096	0.75%	-37.47%	1.71%

Strategic Growth Subaccount
	2012	53,719	$11.172643	$600,182	0.75%	18.99%	0.72%
	2011	59,509	$9.389457	$558,755	0.75%	-3.34%	0.44%
	2010	66,614	$9.713907	$647,080	0.75%	9.91%	0.46%
	2009	59,752	$8.837830	$528,075	0.75%	46.65%	0.48%
	2008	57,110	$6.026562	$344,175	0.75%	-42.19%	0.13%

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
	2012	186,690	$39.792096	$7,428,803	0.75%	21.14%	1.58%
	2011	209,206	$32.848535	$6,872,115	0.75%	-18.61%	1.84%
	2010	231,491	$40.358937	$9,342,713	0.75%	21.78%	1.20%
	2009	249,483	$33.140088	$8,267,897	0.75%	68.58%	3.01%
	2008	249,258	$19.657893	$4,899,888	0.75%	-49.11%	2.20%

U.S. Small-Mid Cap Equity Subaccount
	2012	110,661	$24.021282	$2,658,208	0.75%	9.40%	0.00%
	2011	121,626	$21.956782	$2,670,514	0.75%	-9.75%	0.00%
	2010	131,095	$24.329064	$3,189,416	0.75%	22.80%	0.30%
	2009	139,831	$19.811787	$2,770,300	0.75%	51.55%	0.00%
	2008	147,605	$13.073198	$1,929,670	0.75%	-36.95%	0.00%

U.S. Strategic Equity Subaccount
	2012	2,898	$11.411967	$33,076	0.75%	13.16%	1.12%
	2011	2,064	$10.085041	$20,818	0.75%	1.20%	1.05%
	2010	1,569	$9.965621	$15,640	0.75%	12.01%	0.74%
	2009	1,228	$8.897387	$10,928	0.75%	25.90%	0.98%
	2008	1,154	$7.067184	$8,155	0.75%	-35.77%	1.10%

International Equity Subaccount
	2012	25,230	$10.369211	$261,618	0.75%	20.20%	1.64%
	2011	24,773	$8.626418	$213,705	0.75%	-7.96%	1.91%
	2010	26,049	$9.372427	$244,143	0.75%	5.93%	1.26%
	2009	31,853	$8.848060	$281,835	0.75%	20.56%	2.54%
	2008	43,247	$7.339424	$317,410	0.75%	-37.49%	1.20%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
	2012	475,478	$24.408806	$11,605,861	0.75%	13.71%	0.39%
	2011	494,961	$21.466679	$10,625,180	0.75%	-11.51%	0.02%
	2010	522,422	$24.260184	$12,674,056	0.75%	27.61%	0.12%
	2009	535,640	$19.010486	$10,182,780	0.75%	38.71%	0.46%
	2008	564,088	$13.705049	$7,730,847	0.75%	-40.06%	0.24%

VIP Contrafund Subaccount
	2012	795,971	$16.289905	$12,966,288	0.75%	15.27%	1.12%
	2011	839,123	$14.131740	$11,858,274	0.75%	-3.51%	0.78%
	2010	875,035	$14.645233	$12,815,087	0.75%	16.06%	1.02%
	2009	917,603	$12.619049	$11,579,272	0.75%	34.46%	1.19%
	2008	946,979	$9.384996	$8,887,395	0.75%	-43.12%	0.84%

VIP Growth Subaccount
	2012	297,796	$8.895781	$2,649,125	0.75%	13.55%	0.35%
	2011	316,893	$7.834474	$2,482,687	0.75%	-0.78%	0.13%
	2010	322,627	$7.895679	$2,547,363	0.75%	22.94%	0.03%
	2009	311,642	$6.422378	$2,001,486	0.75%	27.01%	0.21%
	2008	315,447	$5.056495	$1,595,058	0.75%	-47.70%	0.65%

VIP Equity-Income Subaccount
	2012	179,083	$14.969406	$2,680,767	0.75%	16.18%	2.93%
	2011	183,608	$12.884744	$2,365,744	0.75%	-0.09%	2.32%
	2010	184,282	$12.896697	$2,376,631	0.75%	14.06%	1.67%
	2009	181,278	$11.306730	$2,049,658	0.75%	28.92%	2.14%
	2008	168,977	$8.770535	$1,482,022	0.75%	-43.24%	2.51%

VIP Real Estate Subaccount
	2012	50,290	$21.958945	$1,104,321	0.75%	17.41%	1.47%
	2011	41,169	$18.701998	$769,946	0.75%	6.98%	1.04%
	2010	38,711	$17.481085	$676,714	0.75%	29.12%	1.70%
	2009	26,817	$13.538503	$363,060	0.75%	35.39%	5.11%	1/6/09

Janus Aspen Series - Service Shares:
Janus Subaccount
	2012	229,415	$8.477755	$1,944,921	0.75%	17.40%	0.45%
	2011	232,968	$7.221323	$1,682,335	0.75%	-6.24%	0.43%
	2010	262,206	$7.702041	$2,019,521	0.75%	13.41%	0.38%
	2009	268,945	$6.791444	$1,826,522	0.75%	35.00%	0.39%
	2008	255,073	$5.030652	$1,283,185	0.75%	-40.32%	0.58%

Worldwide Subaccount
	2012	256,246	$7.640474	$1,957,838	0.75%	18.96%	0.79%
	2011	260,666	$6.422460	$1,674,119	0.75%	-14.63%	0.49%
	2010	264,026	$7.522803	$1,986,217	0.75%	14.66%	0.49%
	2009	265,516	$6.560970	$1,742,046	0.75%	36.38%	1.29%
	2008	254,096	$4.810748	$1,222,390	0.75%	-45.22%	0.97%

Balanced Subaccount
	2012	233,886	$17.115024	$4,002,963	0.75%	12.53%	2.53%
	2011	247,000	$15.209742	$3,756,804	0.75%	0.60%	2.16%
	2010	271,746	$15.118734	$4,108,458	0.75%	7.31%	2.54%
	2009	285,878	$14.088191	$4,027,507	0.75%	24.65%	2.71%
	2008	312,085	$11.302432	$3,527,314	0.75%	-16.69%	2.43%

Overseas Subaccount
	2012	206,197	$28.670673	$5,911,811	0.75%	12.34%	0.60%
	2011	237,497	$25.521829	$6,061,348	0.75%	-32.84%	0.38%
	2010	258,459	$38.002007	$9,821,969	0.75%	24.09%	0.55%
	2009	261,091	$30.625274	$7,995,981	0.75%	77.74%	0.42%
	2008	248,629	$17.230482	$4,284,005	0.75%	-52.59%	1.17%

J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
	2008	29,907	$10.978065	$328,323	0.75%	-32.49%	0.19%

Mid Cap Value Subaccount
	2008	197,188	$14.377825	$2,835,133	0.75%	-33.71%	1.07%

J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
	2012	30,546	$18.929724	$578,226	0.75%	18.83%	0.20%
	2011	35,106	$15.929954	$559,236	0.75%	-5.48%	0.13%
	2010	34,017	$16.853332	$573,303	0.75%	26.18%	0.00%
	2009	35,023	$13.356501	$467,782	0.75%	29.86%	0.38%	4/24/09

Mid Cap Value Subaccount
	2012	146,697	$26.824539	$3,935,085	0.75%	19.48%	1.06%
	2011	164,200	$22.451798	$3,686,575	0.75%	1.40%	1.32%
	2010	171,395	$22.141376	$3,794,916	0.75%	22.54%	1.24%
	2009	195,748	$18.069361	$3,537,043	0.75%	29.48%	0.00%	4/24/09

MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
	2012	24,858	$18.089943	$449,674	0.75%	19.99%	0.00%
	2011	31,057	$15.075770	$468,207	0.75%	-11.16%	0.00%
	2010	28,699	$16.969354	$487,000	0.75%	34.93%	0.00%
	2009	32,397	$12.576558	$407,437	0.75%	61.71%	0.00%
	2008	26,673	$7.777280	$207,446	0.75%	-39.97%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Investors Growth Stock Subaccount
2012	18,347	$13.632909	$250,126	0.75%	15.81%	0.22%
2011	17,933	$11.771783	$211,104	0.75%	-0.38%	0.26%
2010	19,570	$11.816174	$231,243	0.75%	11.32%	0.29%
2009	19,983	$10.614888	$212,122	0.75%	38.06%	0.45%
2008	20,464	$7.688595	$157,337	0.75%	-37.45%	0.27%

Mid Cap Growth Subaccount
2012	34,614	$10.057275	$348,123	0.75%	15.55%	0.00%
2011	34,797	$8.703650	$302,861	0.75%	-6.86%	0.00%
2010	36,665	$9.344870	$342,631	0.75%	28.24%	0.00%
2009	33,939	$7.286846	$247,311	0.75%	40.20%	0.00%

Total Return Subaccount
2012	179,339	$15.499020	$2,779,586	0.75%	10.10%	2.56%
2011	189,314	$14.076711	$2,664,912	0.75%	0.83%	2.36%
2010	199,486	$13.960798	$2,784,979	0.75%	8.82%	2.56%
2009	208,080	$12.829596	$2,669,586	0.75%	16.85%	3.47%
2008	231,496	$10.979722	$2,541,765	0.75%	-22.90%	2.89%

The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount
2012	17,838	$18.680690	$333,229	0.75%	14.86%	0.00%
2011	15,603	$16.263623	$253,763	0.75%	-0.83%	0.00%
2010	14,955	$16.399657	$245,260	0.75%	10.62%	0.02%
2009	14,045	$14.825262	$208,217	0.75%	41.52%	0.25%
2008	9,076	$10.475451	$95,078	0.75%	-38.02%	0.07%

Jennison 20/20 Focus Subaccount
2012	185,237	$22.724917	$4,209,490	0.75%	9.79%	0.00%
2011	192,138	$20.698974	$3,977,055	0.75%	-5.22%	0.00%
2010	213,111	$21.838122	$4,653,954	0.75%	6.56%	0.00%
2009	217,510	$20.492852	$4,457,409	0.75%	56.23%	0.00%
2008	207,575	$13.117110	$2,722,779	0.75%	-39.85%	0.00%

UBS Series Trust - Class I:
U.S. Allocation Subaccount
2008	1,023	$10.436918	$10,678	0.75%	-35.82%	2.71%

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2012	234,170	$19.337295	$4,528,207	0.75%	7.94%	1.04%
2011	233,472	$17.914547	$4,182,551	0.75%	10.84%	2.05%
2010	228,606	$16.161843	$3,694,695	0.75%	7.31%	1.44%
2009	221,953	$15.061509	$3,342,950	0.75%	17.48%	3.08%
2008	218,503	$12.820415	$2,801,294	0.75%	-7.73%	3.52%

Total Return Subaccount
2012	355,956	$18.138864	$6,456,637	0.75%	8.78%	2.58%
2011	444,687	$16.675497	$7,415,381	0.75%	2.84%	2.63%
2010	458,007	$16.214217	$7,426,225	0.75%	7.31%	2.42%
2009	426,886	$15.109956	$6,450,222	0.75%	13.20%	5.20%
2008	362,371	$13.348339	$4,837,056	0.75%	4.03%	4.45%

Global Bond Subaccount
2012	180,784	$20.071598	$3,628,616	0.75%	6.14%	1.63%
2011	191,933	$18.910190	$3,629,492	0.75%	6.77%	2.55%
2010	184,925	$17.710722	$3,275,148	0.75%	10.83%	2.73%
2009	181,351	$15.980536	$2,898,081	0.75%	15.97%	3.14%

CommodityRealReturn Strategy Subaccount
2012	38,517	$15.638540	$602,347	0.75%	4.60%	2.78%
2011	31,714	$14.950512	$474,144	0.75%	-8.24%	13.21%
2010	43,522	$16.293896	$709,141	0.75%	23.60%	15.94%
2009	32,625	$13.182991	$430,097	0.75%	31.83%	12.15%	1/6/09

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2012	32,938	$10.052393	$331,109	0.75%	15.08%	0.10%
2011	33,350	$8.734892	$291,307	0.75%	-2.08%	0.00%
2010	33,888	$8.920111	$302,285	0.75%	16.39%	0.06%
2009	37,071	$7.663870	$284,104	0.75%	33.26%	0.43%
2008	37,311	$5.751032	$214,575	0.75%	-36.27%	0.00%

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2012	34,221	$17.602211	$602,360	0.75%	9.31%	3.38%
2011	35,324	$16.102498	$568,812	0.75%	7.93%	1.49%
2010	34,965	$14.919216	$521,652	0.75%	14.19%	1.79%
2009	30,528	$13.065446	$398,864	0.75%	21.32%	2.24%
2008	27,641	$10.769493	$297,677	0.75%	-30.25%	1.64%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
	2012	232,635	$25.953406	$6,037,668	0.75%	11.66%	0.11%
	2011	254,520	$23.243647	$5,915,966	0.75%	-4.00%	0.34%
	2010	260,500	$24.212523	$6,307,363	0.75%	19.63%	0.12%
	2009	264,081	$20.240310	$5,345,087	0.75%	34.20%	0.00%
	2008	269,025	$15.082678	$4,057,616	0.75%	-27.72%	0.65%

Micro-Cap Subaccount
	2012	149,907	$24.301383	$3,642,948	0.75%	6.80%	0.00%
	2011	158,563	$22.754148	$3,607,976	0.75%	-12.75%	2.34%
	2010	167,115	$26.080550	$4,358,462	0.75%	28.99%	1.96%
	2009	165,372	$20.218404	$3,343,563	0.75%	56.87%	0.00%
	2008	166,115	$12.888876	$2,141,035	0.75%	-43.69%	2.75%

The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
	2012	34,788	$41.456569	$1,442,172	0.75%	14.97%	0.85%
	2011	40,948	$36.058857	$1,476,532	0.75%	5.13%	0.83%
	2010	45,681	$34.298401	$1,566,776	0.75%	28.99%	2.12%
	2009	48,441	$26.588972	$1,287,999	0.75%	27.40%	3.25%
	2008	64,950	$20.870684	$1,355,542	0.75%	-38.36%	3.37%

Core Plus Fixed Income Class II Subaccount
	2012	16,038	$15.341311	$246,046	0.75%	8.38%	4.47%
	2011	13,688	$14.155633	$193,765	0.75%	4.62%	4.13%
	2010	7,489	$13.530414	$101,336	0.75%	6.06%	5.16%
	2009	18,324	$12.756966	$233,762	0.75%	8.57%	7.98%
	2008	25,290	$11.750408	$297,167	0.75%	-11.12%	3.68%

U.S. Real Estate Class II Subaccount
	2012	66,354	$27.338954	$1,814,056	0.75%	14.76%	0.58%
	2011	75,171	$23.823475	$1,790,841	0.75%	4.88%	0.55%
	2010	74,377	$22.715680	$1,689,518	0.75%	28.56%	1.93%
	2009	69,985	$17.668889	$1,236,565	0.75%	27.54%	3.05%
	2008	67,464	$13.853896	$934,633	0.75%	-38.52%	2.76%

International Growth Equity Class II Subaccount (note 4)
	2009	15,687	$8.490324	$133,190	0.75%	35.53%	0.91%
	2008	19,190	$6.264708	$120,218	0.75%	-48.91%	0.00%

Growth Class II Subaccount
	2012	17,268	$13.559566	$234,147	0.75%	13.20%	0.00%
	2011	15,690	$11.978421	$187,939	0.75%	-3.76%	0.00%
	2010	16,210	$12.446535	$201,763	0.75%	21.70%	0.00%
	2009	16,037	$10.227356	$164,021	0.75%	63.92%	0.00%
	2008	9,632	$6.239402	$60,101	0.75%	-49.73%	0.00%

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
	2010	12,073	$9.261023	$111,808	0.75%	24.24%	0.00%	5/28/10

Invesco International Growth Series II Subaccount
	2012	15,601	$9.782026	$152,608	0.75%	14.39%	1.55%
	2011	12,514	$8.551300	$107,008	0.75%	-15.45%	0.00%	4/29/11

Legg Mason Partners Variable Equity Trust - Class I (note 4):
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
	2012	18,308	$10.817847	$198,054	0.75%	14.12%	1.89%
	2011	14,415	$9.479501	$136,652	0.75%	-6.89%	1.29%
	2010	15,460	$10.181270	$157,398	0.75%	15.74%	1.83%
	2009	14,507	$8.796940	$127,615	0.75%	28.40%	1.37%
	2008	13,928	$6.851427	$95,426	0.75%	-37.05%	2.30%

Legg Mason ClearBridge Variable Equity Income Builder Subaccount
	2012	5,625	$11.902551	$66,957	0.75%	13.35%	2.40%
	2011	8,264	$10.500613	$86,782	0.75%	7.09%	7.99%
	2010	2,661	$9.805016	$26,092	0.75%	11.43%	3.93%
	2009	2,868	$8.799545	$25,239	0.75%	21.99%	3.03%
	2008	1,844	$7.213375	$13,300	0.75%	-35.50%	1.40%

Legg Mason ClearBridge Variable Large Cap Value Subaccount
	2012	9,381	$11.733311	$110,075	0.75%	15.63%	2.26%
	2011	11,069	$10.147010	$112,317	0.75%	4.17%	2.24%
	2010	10,608	$9.740537	$103,325	0.75%	8.65%	2.96%
	2009	12,218	$8.965099	$109,535	0.75%	23.57%	2.08%
	2008	6,434	$7.254866	$46,677	0.75%	-36.10%	1.38%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
	2012	304,629	$13.723751	$4,180,655	0.75%	11.81%	6.42%
	2011	317,152	$12.274203	$3,892,792	0.75%	1.62%	5.73%
	2010	330,563	$12.078097	$3,992,576	0.75%	11.83%	6.75%
	2009	326,077	$10.799993	$3,521,633	0.75%	34.59%	8.01%
	2008	331,487	$8.024602	$2,660,047	0.75%	-30.18%	5.53%

Franklin Flex Cap Growth Securities Subaccount
	2012	28,574	$11.451388	$327,206	0.75%	8.45%	0.00%
	2011	29,807	$10.559499	$314,746	0.75%	-5.51%	0.00%
	2010	30,904	$11.175302	$345,360	0.75%	15.33%	0.00%
	2009	29,797	$9.689850	$288,733	0.75%	31.98%	0.00%
	2008	34,166	$7.341974	$250,843	0.75%	-35.80%	0.07%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Templeton Foreign Securities Subaccount
2012	131,721	$11.258949	$1,483,043	0.75%	17.35%	2.98%
2011	128,957	$9.594469	$1,237,276	0.75%	-11.30%	1.73%
2010	131,753	$10.816562	$1,425,111	0.75%	7.60%	1.89%
2009	115,431	$10.052564	$1,160,380	0.75%	36.02%	2.77%
2008	86,236	$7.390385	$637,314	0.75%	-40.82%	2.32%

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2012	11,295	$10.786255	$121,826	0.75%	14.51%	0.38%
2011	10,705	$9.419398	$100,832	0.75%	-7.40%	0.38%
2010	11,372	$10.171587	$115,670	0.75%	25.05%	0.34%
2009	9,719	$8.133907	$79,056	0.75%	45.07%	1.00%
2008	8,907	$5.606949	$49,942	0.75%	-46.35%	1.07%

Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2012	48,172	$12.144005	$585,005	0.75%	4.42%	3.54%
2011	9,409	$11.629633	$109,426	0.75%	2.38%	1.76%
2010	5,436	$11.359669	$61,747	0.75%	5.59%	1.84%
2009	2,611	$10.758567	$28,086	0.75%	7.59%	8.12%	1/6/09

Ibbotson Income & Growth ETF Asset Allocation Subaccount
2012	9,544	$12.981095	$123,897	0.75%	7.06%	1.70%
2011	11,201	$12.124905	$135,805	0.75%	0.33%	1.11%
2010	7,646	$12.084515	$92,395	0.75%	8.07%	0.58%
2009	10,396	$11.182621	$116,252	0.75%	11.83%	1.35%	1/6/09

Ibbotson Balanced ETF Asset Allocation Subaccount
2012	41,882	$14.024269	$587,358	0.75%	9.99%	1.49%
2011	44,485	$12.751069	$567,232	0.75%	-1.62%	1.00%
2010	41,286	$12.961489	$535,123	0.75%	10.80%	0.86%
2009	19,190	$11.697968	$224,486	0.75%	16.98%	2.14%	1/6/09

Ibbotson Growth ETF Asset Allocation Subaccount
2012	138,903	$14.664265	$2,036,917	0.75%	12.07%	1.29%
2011	135,877	$13.084760	$1,777,914	0.75%	-4.39%	1.26%
2010	103,395	$13.686121	$1,415,074	0.75%	13.02%	1.29%
2009	15,706	$12.109983	$190,196	0.75%	21.10%	1.29%	1/6/09

Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2012	48,189	$15.058312	$725,647	0.75%	13.34%	1.27%
2011	41,630	$13.285590	$553,081	0.75%	-5.75%	0.99%
2010	37,014	$14.095797	$521,737	0.75%	14.35%	0.33%
2009	30,099	$12.326992	$371,025	0.75%	23.27%	5.14%	1/6/09

ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	2,044	$16.013236	$32,726	0.75%	21.12%	4.38%
2009	7,302	$13.220481	$96,532	0.75%	32.20%	1.03%	1/6/09

Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2012	1,603	$14.444647	$23,148	0.75%	16.13%	0.00%
2011	758	$12.437892	$9,432	0.75%	-14.13%	1.26%
2010	784	$14.484467	$11,363	0.75%	16.87%	0.00%
2009	868	$12.393624	$10,761	0.75%	23.94%	0.00%	1/6/09

Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2012	4,006	$13.587945	$54,430	0.75%	17.93%	1.17%
2011	1,785	$11.521779	$20,561	0.75%	-7.96%	1.41%
2010	1,185	$12.517684	$14,835	0.75%	10.06%	0.80%
2009	663	$11.373218	$7,540	0.75%	13.73%	2.90%	1/6/09

Structured U.S. Equity Subaccount
2012	205	$15.231151	$3,125	0.75%	13.29%	1.59%
2011	211	$13.444774	$2,842	0.75%	3.13%	1.70%

Strategic Growth Subaccount
2012	250	$17.240234	$4,313	0.75%	18.73%	0.50%
2011	215	$14.520122	$3,129	0.75%	-3.58%	0.27%
2010	38	$15.059728	$571	0.75%	9.67%	0.39%
2009	4	$13.731250	$53	0.75%	37.31%	1.60%	1/6/09

Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
2012	16,226	$16.483279	$267,453	0.75%	11.72%	7.75%
2011	14,486	$14.754298	$213,734	0.75%	1.53%	5.56%
2010	13,948	$14.532413	$202,693	0.75%	11.71%	6.60%
2009	12,754	$13.009605	$165,921	0.75%	30.10%	0.10%	1/6/09

Franklin Flex Cap Growth Securities Subaccount
2012	412	$14.983973	$6,166	0.75%	8.42%	0.00%
2011	1,210	$13.819673	$16,720	0.75%	-5.62%	0.00%
2010	916	$14.641883	$13,418	0.75%	15.22%	0.00%
2009	716	$12.707618	$9,099	0.75%	27.08%	0.01%	1/6/09

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Templeton Foreign Securities Subaccount
	2012	4,326	$14.721114	$63,682	0.75%	17.25%	2.83%
	2011	3,338	$12.555089	$41,911	0.75%	-11.40%	1.78%
	2010	2,739	$14.171207	$38,814	0.75%	7.57%	1.93%
	2009	2,270	$13.173463	$29,900	0.75%	31.73%	0.00%	1/6/09

Franklin Templeton VIP Founding Funds Allocation Subaccount
	2012	3,781	$15.219377	$57,540	0.75%	14.31%	2.74%
	2011	3,042	$13.314188	$40,501	0.75%	-2.40%	0.01%
	2010	1,406	$13.641864	$19,187	0.75%	9.42%	4.77%
	2009	65	$12.467507	$805	0.75%	24.68%	0.00%	1/6/09

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
	2012	132,897	$14.470069	$1,923,024	0.75%	18.28%	1.15%
	2011	143,371	$12.233290	$1,753,902	0.75%	-7.90%	1.02%
	2010	118,352	$13.281906	$1,571,941	0.75%	7.87%	1.07%
	2009	79,021	$12.312885	$972,979	0.75%	23.13%	0.02%	1/6/09

VIP Global Natural Resources Subaccount
	2012	47,362	$13.678677	$647,852	0.75%	1.12%	0.00%
	2011	51,051	$13.526873	$690,561	0.75%	-22.03%	0.00%
	2010	62,800	$17.348762	$1,089,499	0.75%	16.20%	0.00%
	2009	65,056	$14.930352	$971,307	0.75%	49.30%	0.00%	1/6/09

VIP Science and Technology Subaccount
	2012	54,231	$18.104138	$981,800	0.75%	26.87%	0.00%
	2011	19,165	$14.269374	$273,472	0.75%	-6.47%	0.00%
	2010	13,839	$15.256065	$211,128	0.75%	11.91%	0.00%
	2009	24,201	$13.631877	$329,911	0.75%	36.32%	0.00%	1/6/09

*	This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Ohio National Life Assurance Corporation and Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2012, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, OH

April 12, 2013

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements

December 31, 2012 and 2011

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Ohio National Life Assurance Corporation:

We have audited the accompanying balance sheets of Ohio National Life Assurance Corporation (a wholly owned subsidiary of The Ohio National Insurance Company) (the Company) as of December 31, 2012 and 2011, and the related statements of income, comprehensive income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the financial statements, we have also audited the financial statement schedules I, III, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Life Assurance Corporation as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, in 2012, the Company retrospectively adopted Accounting Standards Update 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.

(signed) KPMG LLP

Columbus, Ohio
April 26, 2013

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2012 and 2011

(Dollars in thousands, except share amounts)

Assets	2012	2011
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$1,957,383	1,706,482
Fixed maturity securities on loan	73,497	92,037
Equity securities	3,174	194
Equity securities on loan	2,237	2
Fixed maturity held-to-maturity securities, at amortized cost	345,062	318,466
Mortgage loans on real estate, net	398,822	396,919
Policy loans	89,551	85,786
Other long-term investments	490	949
Short-term investments securities lending collateral	84,357	97,551
Total investments	2,954,573	2,698,386

Cash	88,905	133,190
Accrued investment income	26,646	25,924
Deferred policy acquisition costs	276,780	301,795
Reinsurance recoverable	976,548	809,725
Other assets	12,037	12,040
Federal income tax recoverable	9,188	10,403
Assets held in separate accounts	235,538	223,762
Total assets	$4,580,215	4,215,225
Liabilities and Stockholder’s Equity
Future policy benefits and claims	$3,475,357	3,204,570
Other policyholder funds	11,386	12,429
Federal income taxes:
Deferred	30,640	3,298
Other liabilities	100,832	63,606
Payables for securities lending collateral	84,357	97,551
Liabilities related to separate accounts	235,538	223,762
Total liabilities	3,938,110	3,605,216
Commitments and contingencies
Stockholder’s equity:
Class A common stock, $3,000 par value.
Authorized 10,000 shares; issued and outstanding 3,200 shares	9,600	9,600
Additional paid-in capital	87,977	87,977
Accumulated other comprehensive income	85,552	55,192
Retained earnings	458,976	457,240
Total stockholder’s equity	642,105	610,009
Total liabilities and stockholder’s equity	$4,580,215	4,215,225

See accompanying notes to financial statements.

2

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income
Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2012	2011	2010
Revenues:
Universal life policy charges	$124,985	123,220	123,377
Traditional life insurance premiums	(2,834)	(86,698)	30,884
Accident and health insurance premiums	4,984	5,201	5,604
Net investment income	152,945	156,279	153,338
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment
losses on securities	(327)	(4,827)	(5,400)
Portion of impairment losses
recognized in other comprehensive income	(1,758)	(82)	959
Net other-than-temporary
impairment losses on securities
recognized in earnings	(2,085)	(4,909)	(4,441)
Realized gains, excluding other-
than-temporary impairment losses
on securities	3,038	10,154	1,110
Total investment gains (losses)	953	5,245	(3,331)
Other income (loss)	64	(548)	44
	281,097	202,699	309,916
Benefits and expenses:
Benefits and claims	137,944	81,686	157,689
Amortization of deferred policy acquisition costs	44,329	54,729	43,179
Other operating costs and expenses	49,405	17,539	55,145
	231,678	153,954	256,013
Income before income taxes	49,419	48,745	53,903
Income taxes:
Current expense	2,694	59,767	29
Deferred expense (benefit)	10,989	(43,461)	17,975
	13,683	16,306	18,004
Net income	$35,736	32,439	35,899

See accompanying notes to financial statements.

3

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive Income

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2012	2011	2010
Net income	$35,736	32,439	35,899
Other comprehensive income, net of taxes:
Foreign currency translation adjustment	(7)	1	(118)
Net unrealized gains on securities available-for-sale
arising during the period	31,862	23,974	44,083
Less:
Net gains on securities available-for-sale
realized during the period	1,495	4,659	978
Total other comprehensive income	30,360	19,316	42,987
Total comprehensive income	$66,096	51,755	78,886

See accompanying notes to consolidated financial statements.

4

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income (loss)	earnings	equity
Balance, December 31, 2009	$9,600	87,977	(6,769)	477,989	568,797
Cumulative effect of change in accounting
principle, net of taxes			(342)	(44,287)	(44,629)
Dividends to stockholder	—	—	—	(20,160)	(20,160)
Comprehensive income:
Net income	—	—	—	35,899	35,899
Other comprehensive income	—	—	42,987	—	42,987
Total comprehensive income					78,886
Balance, December 31, 2010	9,600	87,977	35,876	449,441	582,894
Dividends to stockholder	—	—	—	(24,640)	(24,640)
Comprehensive income:
Net income	—	—	—	32,439	32,439
Other comprehensive income	—	—	19,316	—	19,316
Total comprehensive income					51,755
Balance, December 31, 2011	9,600	87,977	55,192	457,240	610,009
Dividends to stockholder	—	—	—	(34,000)	(34,000)
Comprehensive income:
Net income	—	—	—	35,736	35,736
Other comprehensive income	—	—	30,360	—	30,360
Total comprehensive income					66,096
Balance, December 31, 2012	$9,600	87,977	85,552	458,976	642,105

See accompanying notes to consolidated financial statements.

5

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2012	2011	2010
Cash flows from operating activities:
Net income	$35,736	32,439	35,899
Adjustments to reconcile net income to net cash (used in)
provided by operating activities:
Interest credited to policyholder account values	103,389	94,404	100,918
Universal life product policy fees	(112,790)	(110,737)	(108,962)
Capitalization of deferred policy acquisition costs	(45,822)	(40,870)	(52,477)
Amortization of deferred policy acquisition costs	44,329	54,729	43,179
Amortization and depreciation	(81)	(144)	(243)
Net realized (gains) losses on investments	(953)	(5,245)	3,331
Deferred income tax expense (benefit)	10,989	(43,461)	17,975
Increase in accrued investment income	(722)	(890)	(418)
Increase in reinsurance receivables and other assets	(166,819)	(210,376)	(51,335)
Increase in policyholder liabilities	166,716	172,885	74,270
(Decrease) increase in other policyholder funds	(1,043)	147	(1,221)
Increase (decrease) in federal income tax recoverable	1,215	(11,824)	11,054
Increase (decrease) in other liabilities	37,225	38,344	(3,803)
Other, net	(24)	(264)	(1,230)
Net cash provided by (used in) operating activities	71,345	(30,863)	66,937
Cash flows from investing activities:
Proceeds from sale and maturity of fixed maturity
available-for-sale securities	203,161	265,758	164,268
Proceeds from maturity of fixed maturity held-to-maturity securities	25,586	39,237	39,981
Proceeds from repayment of mortgage loans on real estate	27,604	35,833	42,442
Proceeds from other long term investments	476	1,825	719
Proceeds from sale of available-for-sale equity securities	8	—	6
Cost of fixed maturity available-for-sale securities acquired	(359,979)	(204,528)	(312,129)
Cost of fixed maturity held-to-maturity securities acquired	(52,673)	(70,549)	(78,035)
Cost of mortgage loans on real estate acquired	(29,770)	(35,208)	(23,242)
Cost of available-for-sale equity securities acquired	(5,258)	—	(5)
Cost of other long term investments	—	(175)	(24)
Change in payables for securities lending collateral, net	(13,194)	(7,964)	105,515
Net decrease in short-term investments	—	24,995	89,979
Change in policy loans, net	(3,765)	(4,584)	(2,313)
Net cash (used in) provided by investing activities	(207,804)	44,640	27,162
Cash flows from financing activities:
Universal life and investment product account deposits	201,457	163,375	208,122
Universal life and investment product account withdrawals	(88,477)	(102,612)	(114,326)
Dividends paid to parent	(34,000)	(24,640)	(20,160)
Net cash provided by financing activities	78,980	36,123	73,636
Net (decrease) increase in cash and cash equivalents	(57,479)	49,900	167,735
Cash and cash equivalents, beginning of year	230,741	180,841	13,106
Cash and cash equivalents, end of year	$173,262	230,741	180,841
Supplemental disclosure:
Income taxes paid	$—	4,055	58,788

See accompanying notes to consolidated financial statements.

6

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(1)	Organization and Business Description

Ohio National Life Assurance Corporation (“ONLAC” or the “Company”) is a stock life insurance company wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLAC and ONLIC are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (“ONMH”) and all of its subsidiaries and affiliates.

ONLAC is a life and health insurer licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers term life, universal life, health and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

Certain prior year amounts have been adjusted for the adoption of Accounting Standards Update (“ASU”) ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts adopted retrospectively on January 1, 2012. See note 2(j).

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $976,548 and $809,725 as of December 31, 2012 and 2011, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.

7	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

Liquidity Risk There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. Ohio National has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If our ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed and existing policyholders might cancel their policies or withdraw the cash values of their policies. These events, in turn, could have a material adverse effect on our net income and liquidity. The Company’s ratings are dependent upon us maintaining a strong Risk Based Capital (“RBC”). However, rating agencies do not always use the same methodologies for calculating RBC ratios as do the state regulators. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though our RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Information Technology Risk is the risk that our computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics or other events beyond our control. The failure of our computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect our profitability as well as negatively impact our reputation.

8	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate. The Company has no fixed maturity securities classified as trading.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2012, 75.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.0% from the Company’s pricing matrices and 7.0% from other sources.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

9	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes at the issuer, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) results per financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

10	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

11	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of term life policies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual deferred annuities and annuities without life contingencies. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products – Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)	Deferred Policy Acquisition Costs

As per Note 2 (j) the Company adopted the new guidance regarding Deferred Policy Acquisition Costs (“DAC”) ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts retrospectively in 2012. The new guidance modifies the definition of the types of costs incurred by the Company that can be capitalized in the acquisition of new and renewal insurance contracts. As a result, the following costs shall be deferred as acquisition costs related directly to the successful acquisition of new or renewal insurance contracts: 1) incremental direct costs of contract acquisitions, 2) the portion of the employee’s total compensation (excluding any compensation that is deferred as a part of 1 above) and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract, 3) other costs related directly to the insurer’s acquisition activities in 2 above that would not have been incurred had the issuance of the contract not occurred and 4) advertising costs that meet certain deferral criteria.

12	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts should be expensed as incurred. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

DAC for investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of income.

13	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 7).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 7).

The Company has established a reserve for three Universal Life plans with lifetime secondary guarantees, which the Company discontinued prior to 2010. The following table summarizes the reserve net of all reinsurance and net amount at risk as of December 31:

	Reserve	Net	Weighted
	net of	amount	average
	reinsurance	at risk	attained age
2012	$451	15,011	62

2011	$245	16,824	62

14	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(f)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. The American Taxpayer Relief Act of 2012 was signed into law by the President of the United States on January 2, 2013. Since this Act was not enacted until 2013 its provisions are not considered in preparing these financial statements.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries.

(h)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(i)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

15	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(j)	Recently Issued Accounting Pronouncements

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB deferred the effective date for amendment to the presentation of reclassification adjustments (ASU 2011-12, Comprehensive Income: Deferral of the Effective Date for Amendment to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05). The Company adopted this guidance in 2012 and elected two separate but consecutive statements of income and comprehensive income.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company adopted this guidance in 2012 with no material impact to our financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this guidance on January 1, 2012 with no material impact to the financial statements.

16	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

In October 2010, the FASB amended its guidance under FASB ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and requires certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. The Company adopted this guidance on a retrospective basis effective January 1, 2012.

The Company has presented its financial statements and accompanying notes as applicable for all periods presented to reflect the retrospective adoption of ASU 2010-26, including the $(44,629) net of tax adjustment to the January 1, 2010 Total Stockholder’s Equity.

The following presents the December 31, 2011 balance sheet reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	2011
Assets	As previously reported	Adjustment	As currently reported
Deferred policy acquisition costs	$373,440	(71,645)	301,795
Liabilities and Equity
Deferred federal income taxes	$28,374	(25,076)	3,298
Equity:
Accumulated other comprehensive income	$51,451	3,741	55,192
Retained earnings	507,550	(50,310)	457,240

The following presents the December 31, 2011 and 2010 statements of income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	2011			2010
	As previously reported	Adjustment	As currently reported	As previously reported	Adjustment	As currently reported
Benefits and expenses:
Amortization of deferred policy acquisition costs	$54,631	98	54,729	52,539	(9,360)	43,179
Other operating costs and expenses	9,211	8,328	17,539	44,946	10,199	55,145
Income taxes:
Deferred expense	(40,512)	(2,949)	(43,461)	18,268	(293)	17,975
Net income	37,916	(5,477)	32,439	36,445	(546)	35,899

17	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(k)	Subsequent Events

The Company has evaluated subsequent events through April 26, 2013 the date that the financial statements were available to be issued.

(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLAC, filed with the Ohio Department of Insurance (the Department), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. ONLAC does not have any permitted statutory accounting practices as of December 31, 2012 and 2011.

The statutory basis net income of ONLAC for the years ended December 31, 2012, 2011, and 2010 was $38,962, $34,593 and $10,651, respectively. The statutory basis capital and surplus of ONLAC as of December 31, 2012 and 2011 was $326,398 and $332,406, respectively. The primary reasons for the differences between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) changes in deferred taxes are recognized in operations; and (6) there is a presentation of other comprehensive income and comprehensive income.

(4)	Other Comprehensive Income

The related before and after income tax amounts of other comprehensive income for the years ended December 31 were as follows:

18	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Before tax	Tax (expense)/benefit	After tax
2012
Foreign currency translation adjustment	$(7)	—	(7)
Unrealized gains (losses) on securities available-for-sale
arising during the period:
Securities available-for-sale	76,020	(26,608)	49,412
Deferred acquisition costs	(26,508)	9,277	(17,231)
Future policy benefits and claims	(491)	172	(319)
Less:
Gains (losses) on securities available-for-sale
realized during the period	2,300	(805)	1,495
Total other comprehensive income (loss)	$46,714	(16,354)	30,360

2011
Foreign currency translation adjustment	$1	—	1
Unrealized gains (losses) on securities available-for-sale
arising during the period:
Securities available-for-sale	51,692	(18,093)	33,599
Deferred acquisition costs *	(14,921)	5,223	(9,698)
Future policy benefits and claims	112	(39)	73
Less:
Gains (losses) on securities available-for-sale
realized during the period	7,167	(2,508)	4,659
Total other comprehensive income (loss)	$29,717	(10,401)	19,316

2010
Foreign currency translation adjustment	$(118)	—	(118)
Unrealized gains (losses) on securities available-for-sale
arising during the period:
Securities available-for-sale	100,108	(35,059)	65,049
Deferred acquisition costs *	(31,649)	11,078	(20,571)
Future policy benefits and claims	(608)	213	(395)
Less:
Gains (losses) on securities available-for-sale
realized during the period	1,504	(526)	978
Total other comprehensive income (loss)	$66,229	(23,242)	42,987

* 2011 and 2010 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

19	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company has no nonfinancial assets being used in a manner that differs from their highest and best use.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the balance sheet as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits and separate account assets.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities, certain corporate debt, certain private placements and certain foreign government debt securities.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities and certain corporate debt.

20	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. treasury securities and
obligations of U.S. government	$—	16,119	—	16,119
Obligations of states and
political subdivisions	—	167,466	—	167,466
Debt securities issued by
foreign governments	—	156	—	156
Corporate	—	1,350,693	10,358	1,361,051
Asset-backed	—	159,674	35,931	195,605
Mortgage-backed	—	290,483	—	290,483
Equity Securities	2	5,409	—	5,411
Short-term investments securities
lending collateral	—	84,357	—	84,357
Other assets:
Cash	88,905	—	—	88,905
Assets held in separate accounts	235,538	—	—	235,538
Total assets	$324,445	2,074,357	46,289	2,445,091

21	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. treasury securities and
obligations of U.S. government	$—	11,820	—	11,820
Obligations of states and
political subdivisions	—	90,779	—	90,779
Debt securities issued by
foreign governments	—	160	—	160
Corporate	—	1,225,533	6,230	1,231,763
Asset-backed	—	126,165	33,512	159,677
Mortgage-backed	—	304,320	—	304,320
Equity Securities	—	196	—	196
Short-term investments securities
Short-term investments
lending collateral	—	97,551	—	97,551
Other assets:
Cash	133,190	—	—	133,190
Assets held in separate accounts	223,762	—	—	223,762
Total assets	$356,952	1,856,524	39,742	2,253,218

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

22	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Cash - Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1.

Short-term investments- Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below.

Fixed maturity and equity securities - As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Separate account assets - Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

23	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments
		Asset -	Total
	Corporate	backed	assets

December 31, 2010	$8,229	27,290	35,519

Net investment gains/(losses)
In earnings (realized and unrealized)	(4)	685	681
Unrealized in OCI	(144)	(478)	(622)

Purchases	-	5,666	5,666
Issuances	-	-	-
Sales	-	-	-
Settlements	(972)	(7,158)	(8,130)
Transfers into Level 3	-	9,496	9,496
Transfers out of Level 3	(879)	(1,989)	(2,868)

December 31, 2011	6,230	33,512	39,742

Net investment gains/(losses)
In earnings (realized and unrealized)	(4)	(174)	(178)
Unrealized in OCI	104	69	173
			-
Purchases	-	9,873	9,873
Issuances	-	-	-
Sales	-	-	-
Settlements	(1,276)	(9,203)	(10,479)
Transfers into Level 3	5,304	1,854	7,158
Transfers out of Level 3	-	-	-

December 31, 2012	$10,358	35,931	46,289

Change in unrealized gains/(losses):
Still held at December 31:
2011	$(4)	876	872

2012	$(2)	138	136

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial insturments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

24	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2012. Certain securities classified as Level 3 are excluded from below due to limitations in being able to obtain the underlying inputs used from broker quotes.

						Impact of
	Assets/					increase in
	measured at	Valuation	Unobservable	Input/range of	Weighted	input on
	fair value	techniques(s)	input description	inputs	average	fair value

Assets
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$22,208	Matrix pricing	Spread over Treasury yields	488 bps	488 bps	Decrease
		Market pricing	Market prices	30-108	94	Increase

Valuation Process for Fair Value Measurements Categorized within Level 3

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, review of price source changes, and review of methodology changes.

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

25	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
2012	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
Assets
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	—	—	5,304	—	—
Asset-backed	—	—	—	1,854	—	—
Equity securities	—	—	2	—	—	—

2011
Assets
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	—	—	—	—	879
Asset-backed	—	—	—	9,496	—	1,989

During the year ended December 31, 2012, we transferred investments totaling $7,158 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. The Company transferred $2 of exchange traded equities from Level 2 to Level 1 during 2012.

During the year ended December 31, 2011, we transferred investments totaling $9,496 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $2,868 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing index for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2011, with the exception of assets held in separate accounts previously classified as Level 2.

Fair Value Measurement on a Nonrecurring Basis

In 2012, the Company impaired two fixed maturity held-to-maturity securities and measured the securities at fair value. In 2011, the Company impaired four fixed maturity held-to-maturity securities and measured the securities at fair value. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. For fixed maturities the valuation techniques were based on projected discounted cash flows. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. The values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

26	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

					Total
					realized
	Level 1	Level 2	Level 3	Total	losses
2012
Assets
Investments:
Fixed maturity held-to-maturity
securities, at amortized cost	$—	—	289	289	(879)
Total assets	$—	—	289	289	(879)

2011
Assets
Investments:
Fixed maturity held-to-maturity
securities, at amortized cost	$—	—	5,820	5,820	(3,179)
Total assets	$—	—	5,820	5,820	(3,179)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

27	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	December 31, 2012
	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
Assets:
Fixed maturity held-to-maturity
securities	$345,062	382,852	—	377,864	4,988
Mortgage loans on real estate	398,822	405,837	—	—	405,837
Policy loans	89,551	111,862	—	—	111,862
Liabilities
Investment contracts	$74,336	76,104	—	76,104	—

	December 31, 2011
	Carrying	Estimated
	value	fair value
Assets:
Fixed maturity held-to-maturity
securities	$318,466	348,424
Mortgage loans on real estate	396,919	403,852
Policy loans	85,786	106,779
Liabilities
Investment contracts	$80,682	82,925

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally determined from matrix pricing using credit spreads over Treasury yields or market prices, if available. The Company has classified these fair values as Level 2 and Level 3 using the same valuation methodologies noted for fixed maturity securities above.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company has classified the fair value of mortgage loans using the discounted cash flow analysis as Level 3 since some of the significant inputs such as credit rating are internal. The Company also has mortgage loans that are valued based on market observable quotes that we have classified as Level 2.

28	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations. The Company has classified these fair values as Level 3 since the expected life of the loan is based on internal assumptions.

Investment contracts – The fair value of the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The Company has classified these fair values as Level 2 since the inputs are market observable.

Other policyholder funds – The carrying amount reported in the balance sheets for these instruments approximates their fair value.

(6)	Investments

Analyses of investment income and realized gains by investment type follows for the years ended December 31:

	Investment income
	2012	2011	2010
Gross investment income:
Securities available-for-sale
Fixed maturity securities	$101,221	102,402	101,256
Equity securities	51
Fixed maturity held-to-maturity securities	20,131	20,847	18,141
Mortgage loans on real estate	25,461	26,304	27,059
Policy loans	5,604	5,306	5,297
Short-term investments	906	1,634	843
Other	24	264	1,227
Total gross investment income	153,398	156,757	153,823
Investment expenses	(453)	(478)	(485)
Net investment income	$152,945	156,279	153,338

29	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Realized gains (losses) on investments
	2012	2011	2010
Fixed maturity securities available-for-sale	$1,699	7,757	(2,498)
Fixed maturity held-to-maturity securities	(484)	(3,152)	505
Mortgage loans on real estate	(329)	(264)	(1,246)
Total realized gains (losses) on investments	886	4,341	(3,239)
Change in valuation allowances for
mortgage loans on real estate	67	904	(92)
Net realized gains (losses) on investments	$953	5,245	(3,331)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $2,085, $4,909 and $4,441 for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, fixed maturity securities with a carrying value of $58,501, which had a cumulative write-down of $21,674 due to OTI, remained in the Company’s investment portfolio.

30	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following tables summarize total OTI by asset type for the years ended December 31:

	Total	Recognized in	Recognized in
	OTI	OCI	earnings
2012

Corporate	$—	(878)	878
Asset-backed	405	20	385
Mortgage-backed	(78)	(900)	822
Total other-than-temporary
impairment losses	$327	(1,758)	2,085

2011

Corporate	$5,467	70	5,397
Asset-backed	(817)	(159)	(658)
Mortgage-backed	177	7	170
Total other-than-temporary
impairment losses	$4,827	(82)	4,909

2010

Corporate	$—	(52)	52
Asset-backed	(50)	(3,623)	3,573
Mortgage-backed	5,450	4,634	816
Total other-than-temporary
impairment losses	$5,400	959	4,441

31	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2012	2011	2010
Cumulative credit loss, beginning of year	$22,081	28,917	30,908
New credit losses	72	5,015	516
Change in credit losses on securities
included in the beginning balance	2,013	(106)	3,925
Subtotal	24,166	33,826	35,349
Less:
Losses related to securities included in the
current year beginning balance
sold or paid down during the period	2,492	11,745	6,432
Cumulative credit loss, end of year	$21,674	22,081	28,917

32	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale and held-to-maturity securities were as follows as of December 31:

	2012
		Gross	Gross		Non-
	Amortized	unrealized	unrealized	Estimated	credit
	cost	gains	losses	fair value	OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and
obligations of
U.S. government	$13,429	2,739	(49)	16,119	—
Obligations of states and
political subdivisions	156,382	11,215	(131)	167,466	—
Debt securities issued by
foreign governments	151	5	—	156	—
Corporate	1,193,284	171,476	(3,709)	1,361,051	(1)
Asset-backed	190,186	7,481	(2,062)	195,605	(5,088)
Mortgage-backed	279,315	12,484	(1,316)	290,483	(9,947)
Total fixed maturity
securities	$1,832,747	205,400	(7,267)	2,030,880	(15,036)
Equity securities	$5,263	159	(11)	5,411	—
Fixed maturity held-to-maturity
securities:
U.S. Treasury securities and
obligations of
U.S. government	$3,797	496	—	4,293	—
Obligations of states and
political subdivisions	1,875	560	—	2,435	(36)
Debt securities issued by
foreign governments	1,000	—	—	1,000	—
Corporate	338,390	37,470	(736)	375,124	—
Total held-to-maturity	$345,062	38,526	(736)	382,852	(36)

33	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2011
		Gross	Gross		Non-
	Amortized	unrealized	unrealized	Estimated	credit
	cost	gains	losses	fair value	OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and
obligations of
U.S. government	$9,397	2,423	—	11,820	—
Obligations of states and
political subdivisions	84,236	6,543	—	90,779	—
Debt securities issued by
foreign governments	153	7	—	160	—
Corporate	1,122,393	119,141	(9,771)	1,231,763	(1)
Asset-backed	159,326	4,746	(4,395)	159,677	(5,068)
Mortgage-backed	298,634	11,256	(5,570)	304,320	(10,846)
Total fixed maturity
securities	$1,674,139	144,116	(19,736)	1,798,519	(15,915)
Equity securities	$13	189	(6)	196	—
Fixed maturity held-to-maturity
securities:
U.S. Treasury securities and
obligations of
U.S. government	$4,014	432	—	4,446	—
Obligations of states and
political subdivisions	1,955	471	—	2,426	(36)
Debt securities issued by
foreign governments	1,000	—	—	1,000	—
Corporate	311,497	29,910	(855)	340,552	—
Total held-to-maturity	$318,466	30,813	(855)	348,424	(36)

1 Represents the amount of cumulative noncredit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

34	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2012	2011
Net unrealized gains, before adjustments and taxes	$198,281	124,563
Less:
Adjustment to future policy benefits and claims	1,405	914
Adjustment to deferred policy acquisition costs *	68,048	41,540
Deferred federal income tax provision *	45,090	28,738
Net unrealized gains	$83,738	53,371

* 2011 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2012	2011	2010
Securities available-for-sale:
Fixed maturity securities	$73,753	44,341	98,612
Equity securities	(35)	184	(4)

Change in net unrealized gains	$73,718	44,525	98,608

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and held-to-maturity as of December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2012.

35	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Due in one year or less	$106,604	110,456	9,825	9,942
Due after one year through five years	579,825	633,659	80,520	88,095
Due after five years through ten years	680,487	752,259	168,481	188,560
Due after ten years	465,831	534,506	86,236	96,255
Total	$1,832,747	2,030,880	345,062	382,852

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
2012
U.S. Treasury securities and
obligations of U.S. government	$2,030	(49)	—	—	2,030	(49)
Obligations of states and political
subdivisions	13,711	(131)	—	—	13,711	(131)
Corporate	35,028	(2,239)	26,289	(2,206)	61,317	(4,445)
Asset-backed	11,520	(276)	14,425	(1,786)	25,945	(2,062)
Mortgage-backed	26,472	(496)	9,710	(820)	36,182	(1,316)

Total fixed maturity securities	88,761	(3,191)	50,424	(4,812)	139,185	(8,003)
Equity securities	1,492	(8)	10	(3)	1,502	(11)
Total	$90,253	(3,199)	50,434	(4,815)	140,687	(8,014)

2011
Corporate	$132,576	(5,641)	51,385	(4,985)	183,961	(10,626)
Asset-backed	27,254	(670)	18,167	(3,725)	45,421	(4,395)
Mortgage-backed	45,409	(880)	46,592	(4,690)	92,001	(5,570)

Total fixed maturity securities	205,239	(7,191)	116,144	(13,400)	321,383	(20,591)
Equity securities	—	—	7	(6)	7	(6)
Total	$205,239	(7,191)	116,151	(13,406)	321,390	(20,597)

36	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for OTI. The Company has concluded securities in an unrealized loss position as of December 31, 2012 and 2011 were not OTI due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

	Less than	12 months
Unrealized Losses	12 months	or longer	Total
2012
99.9%-80%
U.S. Treasury securities and
obligations of U.S. government	$(49)	—	(49)
Obligations of states and political
subdivisions	(131)	—	(131)
Corporate	(1,132)	(807)	(1,939)
Asset-backed	(276)	(1,786)	(2,062)
Mortgage-backed	(496)	(602)	(1,098)
Below 80%
Corporate	(1,107)	(1,399)	(2,506)
Asset-backed	—	—	—
Mortgage-backed	—	(218)	(218)
Total	$(3,191)	(4,812)	(8,003)
2011
99.9%-80%
Corporate	$(5,622)	(1,322)	(6,944)
Asset-backed	(670)	(771)	(1,441)
Mortgage-backed	(880)	(3,523)	(4,403)
Below 80%
Corporate	(19)	(3,663)	(3,682)
Asset-backed	—	(2,954)	(2,954)
Mortgage-backed	—	(1,167)	(1,167)
Total	$(7,191)	(13,400)	(20,591)

37	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of OTI. Unrealized losses declined from December 31, 2011 to December 31, 2012 due to declining US Treasury yields and a general decline in bond spreads.

For corporate securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

The following table summarizes fixed maturity securities available-for-sale activity:

	2012	2011	2010

Proceeds from the sale and maturity	$183,349	257,860	150,101

Gross realized gains on the sale and maturity	$846	9,503	2,024

Gross realized losses on the sale and maturity	$(255)	(215)	(405)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2012, 2011 or 2010.

Investments with a fair value of $2,918 and $2,921 as of December 31, 2012 and 2011, respectively, were on deposit with various regulatory agencies as required by law.

38	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2012 and 2011, the Company received $84,357 and $97,551, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had loaned securities with a fair value of $75,734 and $92,039, respectively, which are recognized in the balance sheets as part of investments available-for-sale.

The components of other long-term investments were as follows as of December 31:

	2012	2011
Venture capital partnerships	$412	442
Receivable for securities	78	507
Total	$490	949

The Company invests in fixed maturity securities that could qualify as variable interest entities, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% of the total liability for future policy benefits as of December 31, 2012 and 2011) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.5%, 4.7% and 4.7% for the years ended December 31, 2012, 2011 and 2010, respectively.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.5% to 8.0%.

(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates for term life policies are based on pricing mortality assumptions updated to reflect the most current Company experience.

39	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(8)	Income Tax

The provision for income taxes is as follows:

	2012	2011	2010
Current expense	$2,694	59,767	29
Deferred expense (benefit) *	10,989	(43,461)	17,975
Provision for income taxes	$13,683	16,306	18,004

* 2011 and 2010 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

The following is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2012	2011	2010
Pre-tax income times U.S. enacted tax rate *	$17,296	17,061	18,867
Tax-preferred investment income	(433)	(266)	(255)
Transfer Pricing	(3,538)	0	0
Other, net	358	(489)	(608)
Provision for income taxes	$13,683	16,306	18,004
Effective tax rate *	27.7%	33.5%	33.4%

* 2011 and 2010 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

The Internal Revenue Service (“IRS”) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company and IRS Appeals reached an agreement for this five year period with no additional taxes due. The IRS completed the review of the 2008 tax return year and raised an issue concerning a temporary item and an issue concerning the computation of the Dividends Received Deduction on Separate Account (“SA DRD”) assets held in connection with variable annuity and life contracts. During 2012, 2011 and 2010 tax return years, the Company recognized an income tax benefit of $307, $240 and $200, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. The Company is pursuing the administrative appeals process and expects to resolve all matters favorably. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

40	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded during 2009 through 2012.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2012	2011
Deferred tax assets:
Future policy benefits	$406,231	350,396
Mortgage loans on real estate	414	967
Capital loss carryforwards	6,828	8,379
Other	697	13,400
Total gross deferred tax assets	414,170	373,142
Deferred tax liabilities:
Deferred policy acquisition costs*	48,676	52,284
Fixed maturity securities available-for-sale	65,809	39,444
Reinsurance recoverable	324,890	278,964
Other	5,435	5,748
Total gross deferred tax liabilities	444,810	376,440
Net deferred tax liability	$(30,640)	(3,298)

* 2011 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2012, the Company has contributed to the life subgroup capital loss carryforwards of $19,509 expiring in 2014. All carryforwards are expected to be fully utilized before expiring.

41	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(9)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund bonds and venture capital partnerships of approximately $3,998 and $481 as of December 31, 2012 and 2011, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2012	2011
Commercial mortgage loans	$400,006	398,170
Valuation allowance	1,184	1,251

Net carrying value	$398,822	396,919

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 12% as of December 31, 2012 and 2011.

At December 31, 2012, the states that exceeded 10% of the total loan portfolio were Texas, Ohio and California with carrying values of $47,768, $43,785 and $41,939, respectively. At December 31, 2011, the states that exceeded 10% of the total loan portfolio were Texas, Ohio and California with carrying values of $46,477, $45,694 and $43,103, respectively.

We perform an annual performance review of our commercial mortgage loan portfolio and assign a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty and highlights loans that are not performing well. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2012, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

42	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table summarizes our commercial mortgage loan portfolio LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
	Greater than	1.8x to	1.5x to	1.2x to	1.0x to	Less than
LTV	2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Total
2012
0% - 50%	$45,742	24,854	30,826	70,218	24,394	2,686	198,720
50% - 60%	19,786	7,598	28,082	55,857	21,700	7,263	140,286
60% - 70%	6,217	3,951	19,202	23,736	2,823	2,975	58,904
70% - 80%	-	-	-	912	-	-	912
80% and greater	-	-	-	-	-	-	-
Total	$71,745	36,403	78,110	150,723	48,917	12,924	398,822

2011
0% - 50%	$31,333	21,468	23,717	68,000	14,932	3,146	162,596
50% - 60%	25,193	6,582	23,382	59,990	27,891	5,749	148,787
60% - 70%	1,008	8,229	30,487	35,052	7,709	782	83,267
70% - 80%	-	-	-	934	1,335	-	2,269
80% and greater	-	-	-	-	-	-	-
Total	$57,534	36,279	77,586	163,976	51,867	9,677	396,919

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

43	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

A rollforward of our valuation allowance is as follows:

	2012	2011

Beginning balance	$1,251	2,155
Provision	(67)	(904)
Charge-offs	-	-
Recoveries	-	-
Effect of exchange rates	-	-

Ending balance	$1,184	1,251

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment) as of December 31:

							Recorded
			90 days				investment >
	30-59 days	60-89 days	or more	Total			90 days and
	past due	past due	past due	past due	Current	Total	accruing

2012	$-	-	-	-	398,822	398,822	-

2011	$-	-	-	-	396,919	396,919	-

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2012 and 2011. Mortgage loan write downs were $330, $265 and $1,246, during 2012, 2011 and 2010, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

There were no mortgage loans on nonaccrual status as of December 31, 2012 and 2011.

The Company did not have any significant trouble debt restructurings of mortgage loans during 2012 or 2011.

44	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

At December 31, 2012 and 2011 ONLAC had no recorded investment in and unpaid principal balance of impaired commercial loans.

The Company sold certain mortgage loans to ONFS with a book value of $620 and $7,451 in 2012 and 2011, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

(10)	Regulatory RBC and Dividend Restrictions

As of December 31, 2012, ONLAC exceeded the minimum RBC requirements as established by the NAIC.

The payment of dividends by the Company to its parent, ONLIC, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $38,960 may be paid by ONLAC to ONLIC in 2013 without prior approval. ONLAC paid dividends to ONLIC of $34,000, $24,640 and $20,160 in 2012, 2011 and 2010, respectively.

(11)	Contingencies

The Company is a defendant in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial condition or results of operations.

45	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(12)	Reinsurance

In the ordinary course of business, the Company reinsures certain risks with its parent, ONLIC, Montgomery Re, Inc., (“MONT”) an affiliated reinsurer and other insurance companies. Amounts in the accompanying financial statements related to ceded business are as follows for the years ended December 31:

	2012
	Affiliate	Nonaffiliate
Premiums	$219,816	111,535
Benefits incurred	64,812	95,568
Commission and expense allowances	5,383	12,045
Reinsurance recoverable:
Reserves for future policy benefits	176,212	770,166
Policy and contract claims payable	4,656	12,116
Cost of reinsurance, 2011 activity	3,887	6,407
Cost of reinsurance, 2012 activity	3,104	—

	2011
	Affiliate	Nonaffiliate
Premiums	$173,447	202,860
Benefits incurred	54,852	105,419
Commission and expense allowances	133	48,788
Reinsurance recoverable:
Reserves for future policy benefits	428,397	355,627
Policy and contract claims payable	12,715	12,986
Cost of reinsurance, 2011 activity	4,626	6,774
Cost of reinsurance, 2008 activity	—	226

	2010
	Affiliate	Nonaffiliate
Premiums	$83,084	110,374
Benefits incurred	41,288	94,243
Commission and expense allowances	(5,720)	11,369
Reinsurance recoverable:
Reserves for future policy benefits	282,804	301,701
Policy and contract claims payable	11,190	3,209
Cost of reinsurance, 2008 activity	—	470

46	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The Affiliate amounts in the above tables were related to certain risks reinsured to ONLIC and MONT.

ONLIC reinsures certain accident and health insurance policies and BOLI policies issued by the Company.

MONT reinsures certain term life policies and certain death benefit guarantee universal life policies issued by the Company.

Effective May 1, 2011, the Company amended its existing reinsurance agreement with MONT to cede at 100% an additional inforce block of business. The ceded business consisted of 10-year term policies issued from January 1, 2009 to December 31, 2010 and certain death benefit guarantee universal life policies issued from March 23, 2002 to December 11, 2009. Additionally, certain 15-year and 20-year term policies issued from June 4, 2007 to December 31, 2010 that were previously reinsured in part with nonaffiliated reinsurers were also ceded to MONT at 100%.

Effective July 1, 2012, the Company amended its existing 100% coinsurance reinsurance agreement with MONT. The agreement was amended to include an additional 100% coinsurance reinsurance agreement to cede an inforce block of business to MONT. The ceded business consisted of two blocks. The first block consisted of 10, 15, and 20 year term policies issued from January 1, 2011 to December 31, 2011 and was ceded to MONT effective July 1, 2012. The second block was fully retained 10 year term policies issued between April 1, 2004 and June 30, 2008 which were recaptured from a non-affiliated reinsurer and retroceded to MONT effective December 31, 2012.

Net traditional life and accident and health insurance premiums earned are summarized as follows for the years ended December 31:

	2012	2011	2010
Direct premiums earned	$332,689	293,931	228,665
Reinsurance assumed	812	879	1,281
Reinsurance ceded	(331,351)	(376,307)	(193,458)
Net premiums earned	$2,150	(81,497)	36,488

Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

47	(Continued)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(13)	Related Party Transactions

The Company shares common facilities and management with ONLIC. A written agreement, which either party may terminate upon thirty days notice, provides that ONLIC furnish personnel, space and supplies, accounting, data processing, and related services to ONLAC. ONLIC primarily uses multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and believes they are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services on its own. This agreement resulted in charges to the Company of approximately $41,847, $40,850, and $39,960 in 2012, 2011, and 2010, respectively. These amounts include pension costs for the personnel furnished to the Company.

48

Schedule I
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2012
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$13,429	16,119	16,119
Obligations of states and political subdivisions	156,382	167,466	167,466
Debt securities issued by foreign governments	151	156	156
Corporate securities	1,193,284	1,361,051	1,361,051
Asset-backed securities	190,186	195,605	195,605
Mortgage-backed securities	279,315	290,483	290,483
Total fixed maturity
available-for-sale securities	1,832,747	2,030,880	2,030,880
Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	5	107	107
Nonredeemable preferred stocks:	5,258	5,304	5,304
Total equity securities available-for-sale	5,263	5,411	5,411
Fixed maturity held-to-maturity securities:
Bonds:
U. S. Treasury securities and obligations
of U.S. Government	3,797	4,293	3,797
Obligations of states and political subdivisions	1,875	2,435	1,875
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	338,390	375,124	338,390
Total fixed maturity
held-to-maturity securities	345,062	382,852	345,062
Mortgage loans on real estate, net	400,006		398,822	[1]
Policy loans	89,551		89,551
Other long-term investments	2,947		490	[2]
Short-term investments securities landing collateral	84,357		84,357
Total investments	$2,759,933		2,954,573

[1]	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

[2]	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships.

See accompanying report of independent registered public accounting firm.

49

Schedule III
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
		Future policy
	Deferred	benefits,		Other policy
	policy	losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	Premiums [1]	payable [1]	revenue
2012:
Individual life insurance	$272,780	2,359,245			(2,834)
All other	4,000	1,116,112			4,984
Total	$276,780	3,475,357			2,150
2011:
Individual life insurance	$297,741	2,257,806			(86,698)
All other	4,054	946,764			5,201
Total	$301,795	3,204,570			(81,497)
2010:
Individual life insurance	$325,406	2,255,938			30,884
All other	5,171	731,428			5,604
Total	$330,577	2,987,366			36,488

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premium
Year segment	income [2]	expenses	costs	expenses [2]	written[3]
2012:
Individual life insurance	$154,283	129,084	43,590	46,603
All other	(1,338)	8,860	739	2,802
Total	$152,945	137,944	44,329	49,405
2011:
Individual life insurance	$146,970	75,942	53,812	15,461
All other	9,309	5,744	917	2,078
Total	$156,279	81,686	54,729	17,539
2010:
Individual life insurance	$141,691	148,690	42,322	54,124
All other	11,647	8,999	857	1,021
Total	$153,338	157,689	43,179	55,145

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

50

Schedule IV
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2012:
Life insurance in force	$133,438,809	109,698,487	—	23,740,322	—%
Premiums:
Life insurance	$315,189	318,023	—	(2,834)	—%
Accident and health
insurance	17,500	13,328	812	4,984	16.3%
Total	$332,689	331,351	812	2,150	37.8%
2011:
Life insurance in force	$126,675,165	104,855,949	—	21,819,216	—%
Premiums:
Life insurance	$276,540	363,213	(25)	(86,698)	—%
Accident and health
insurance	17,391	13,094	904	5,201	17.4%
Total	$293,931	376,307	879	(81,497)	(1.1)%
2010:
Life insurance in force	$119,965,208	78,707,194	176,784	41,434,798	0.4%
Premiums:
Life insurance	$210,256	179,686	314	30,884	1.0%
Accident and health
insurance	18,409	13,772	967	5,604	17.3%
Total	$228,665	193,458	1,281	36,488	3.5%

See accompanying report of independent registered public accounting firm.

51

Schedule V
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2012:
Valuation allowances –
mortgage loans on real estate	$1,251	(67)	—	—	1,184
2011:
Valuation allowances –
mortgage loans on real estate	$2,155	(904)	—	—	1,251
2010:
Valuation allowances –
mortgage loans on real estate	$2,064	91	—	—	2,155

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account R

Form N-6

Part C

Other Information

Item 26. Exhibits

The exhibits to this Registration Statement are listed below:

26(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Ohio National Variable Account R was filed as Exhibit 1.(1) of the Registrant’s registration statement on Form S-6 on October 31, 2001(File no. 333-16133) and is incorporated by reference herein.

26(b)	N/A
26(c)

Principal Underwriting Agreement for Variable Life Insurance, with compensation schedule, between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s registration statement on Form S-6 on April 27, 1998 (File no. 333-16133) and is incorporated by reference herein.

Variable Policy Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

26(d)	Flexible Premium Life Insurance Policy, Form 00-VL-1 was filed as Exhibit 5 of Post-Effective Amendment No. 9 of the Registrant’s registration statement on Form S-6 filed on October 31, 2001 (File No. 333-16133) and is incorporated by reference herein.
26(e)	Variable Life Insurance Application Supplement: Suitability Information was filed as Exhibit 10 of Post-Effective Amendment No. 9 of the Registrant’s registration statement on Form S-6 filed on October 31, 2001 (File No. 333-16133) and is incorporated by reference herein.
26(f)

Articles of Incorporation of the Depositor were filed as Exhibit 1.(6)(a) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

Code of Regulations (by-laws) of the Depositor were filed as Exhibit 1(6)(b) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

26(g)	N/A
26(h)

Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Fund Participation Agreement between Depositor and Neuberger Berman Advisers Management Trust was filed as Exhibit (3)(h) of Post-Effective Amendment No. 51 of Ohio National Variable Account — A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Amendment to Fund Participation Agreement between Depositor and The Universal Institutional Funds was filed as Exhibit (3)(i) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

26(i)	Service Agreement between the Depositor and The Ohio National Life Insurance Company was filed as Exhibit 1.(8) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.
26(j)	N/A
26(k)	Legal Opinion was filed as Exhibit 99(k) of Amendment No. 17 of the Registrant’s Form N-6 on February 5, 2005 (File No. 333-16133) and is incorporated by reference herein.
26(l)	N/A
26(m)	N/A
26(n)	Consent of KPMG LLP is filed herewith as Exhibit 26(n).
26(o)	N/A
26(p)	N/A
26(q)	Memorandum describing the Depositor’s purchase, transfer, redemption and conversion procedures for the policies was filed as Exhibit 26(q).of Post Effective Amendment No. 4 of the Registrant’s registration statement on Form N-6 on April 24, 2012 (File No. 333-153020) and is incorporated by reference herein.

Item 27. Directors and Officers of the Depositor

Name	Relationship with Company
Larry J. Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Director, Executive Vice President, Distribution

Howard C. Becker*	Director, Executive Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, ONESCO Compliance

Richard J. Bodner*	Senior Vice President, Insurance Operations

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 4101	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Vice President, Career Marketing

Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Director, Executive Vice President & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Rocky Coppola*	Vice President and Controller

Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Divisional Vice President

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources and Corporate Services

Joseph M. Fischer*	Assistant Secretary

Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Senior Vice President, Investments

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Marketing

Kristal E. Hambrick*	Executive Vice President and Chief Product Officer

Michael F. Haverkamp*	Senior Vice President, General Counsel and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Angela C. Meehan	Vice President, Corporate and Marketing Communications

Stephen R. Murphy*	Senior Vice President, Capital Management

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

George B. Pearson*	Senior Vice President, PGA Marketing

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel

Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Joseph R. Sander*	Vice President and Treasurer

William G. Schlechter M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit and Compliance

Raymond D. Spears*	Vice President, Chief Underwriting Officer

Tracey L. Spikes*	Divisional Vice President

Kenneth E. Stehlin*	Vice President, FASTeam

Barbara A. Turner*	Senior Vice President and Chief Compliance Officer

Paul J. Twilling*	Senior Vice President, Information Technology

Michael C. Vogel*	Vice President, Information Systems

Pamela A. Webb*	Vice President, Human Resources

Trisha M. Weiner*	Vice President, Internal Marketing

Peter Whipple*	Vice President, Life Product Management

The principal occupation of each of the above is an officer or director of Ohio National Life, with the same title as with us.

*The principal business address is One Financial Way, Cincinnati, Ohio 45242.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware. ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Item 29. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

“Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.”

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

“If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Six of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled”.

Item 30. Principal Underwriter

The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A, B and D, other separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and other policies issues by Ohio National Variable Account R, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Gary T. Huffman	Director, Chairman and President
John J. Palmer	Director
Michael F. Haverkamp	Director and Secretary
Barbara A. Turner	Director and Vice President of Operations & Comptroller and Treasurer

Thomas A. Barefield	Senior Vice President
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley, Jr.	Chief Compliance Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions
$769,469.96	None	None

Item 31. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)	Journals and other records of original entry:

Ohio National Life Assurance Corporation (“Depositor”)
One Financial Way
Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying person or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor

Item 32. Management Services

None

Item 33. Fee Representation

Representations pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended;

Ohio National Life Assurance Corporation represents that the fees and charges deducted under the policy, in the aggregate are reasonable in relation to the services to be rendered, the expenses expected to be incurred and the risks assumed by Ohio National Life Assurance Corporation.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account R certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf in the City of Montgomery and State of Ohio on the 29th day of April, 2013.

Ohio National Variable Account R

(Registrant)

By OHIO NATIONAL LIFE ASSURANCE CORPORATION

(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick

Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, the depositor has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 29th day of April, 2013.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick

Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President and Chief Executive Officer and Director (Principal Executive Officer)	April 29, 2013

/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 29, 2013

/s/ Michael F. Haverkamp Michael F. Haverkamp	Director	April 29, 2013

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President, Chief Financial Officer (Principal Accounting and Principal Financial Officer)	April 29, 2013

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

26(n)	Consent of KPMG LLP